UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404) 953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

July 31, 2021

Angel Oak Multi-Strategy Income Fund

Angel Oak Financials Income Fund

Angel Oak High Yield Opportunities Fund

Angel Oak UltraShort Income Fund

Angel Oak Core Impact Fund

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE

Suite 1725

Atlanta, GA 30326

(404) 953-4900

Investment Results – (Unaudited)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown in the chart above and table below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”) and had the same investment objective, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on August 16, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2021)

	Average Annual Returns
	One Year	Three Year	Five Year	Ten Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	7.54%	2.47%	3.71%	N/A	4.14%
Angel Oak Multi-Strategy Income Fund, Class A without load	7.16%	2.24%	3.44%	5.11%	5.67%
Angel Oak Multi-Strategy Income Fund, Class A with load	4.79%	1.46%	2.97%	4.88%	5.43%
Angel Oak Multi-Strategy Income Fund, Class C without load	6.43%	1.48%	2.69%	N/A	2.02%
Angel Oak Multi-Strategy Income Fund, Class C with load	5.43%	1.48%	2.69%	N/A	2.02%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	(0.70%)	5.73%	3.13%	3.35%	3.06	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is August 16, 2012 for Institutional Class Shares, June 28, 2011 for Class A Shares, and August 4, 2015 for Class C Shares.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results – (Unaudited) (continued)

(4) The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of Class A Shares is 3.46% and for Class C Shares is 3.61%.

Investment Results – (Unaudited) (continued)

Angel Oak Financials Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $1,000,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2021)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Financials Income Fund, Institutional Class	8.84%	3.34%	3.99%	3.12%
Angel Oak Financials Income Fund, Class A without load	8.68%	3.04%	3.74%	2.87%
Angel Oak Financials Income Fund, Class A with load	6.22%	2.25%	3.28%	2.52%
Angel Oak Financials Income Fund, Class C without load	7.81%	2.36%	2.99%	1.58%
Angel Oak Financials Income Fund, Class C with load	6.81%	2.36%	2.99%	1.58%
Bloomberg Barclays U.S. Aggregate 3-5 Year Index(3)	0.08%	4.48%	2.53%	2.67	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is November 3, 2014 for Institutional Class and Class A Shares and August 4, 2015 for Class C Shares.

(3) The Bloomberg Barclays U.S. Aggregate 3-5 Year Index tracks bonds with 3-5 year maturities within the Bloomberg Barclays U.S. Aggregate Bond Index. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Aggregate 3-5 Year Index is from the inception date of the Institutional Class and Class A Shares. The Bloomberg Barclays U.S. Aggregate 3-5 Year Index return from the inception date of the Class C Shares is 2.73%.

Investment Results – (Unaudited) (continued)

Angel Oak High Yield Opportunities Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown in the chart above and table below for periods prior to April 15, 2016 is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund was managed by the same portfolio managers as the Fund and when the Predecessor High Yield Fund was reorganized into the Fund had substantially the same investment objectives, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on July 31, 2011. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2021)

	Average Annual Returns
	One Year	Three Year	Five Year	Ten Year	Since Inception(2)
Angel Oak High Yield Opportunities Fund, Institutional Class	11.23%	6.51%	6.75%	6.40%	8.66%
Angel Oak High Yield Opportunities Fund, Class A without load	10.90%	6.22%	6.48%	N/A	5.91%
Angel Oak High Yield Opportunities Fund, Class A with load	8.41%	5.42%	6.00%	N/A	5.65%
Bloomberg Barclays U.S. Corporate High Yield Bond Index(3)	10.62%	7.19%	6.99%	6.58%	10.56	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge.

(2) Inception date is March 31, 2009 for Institutional Class Shares and July 31, 2012 for Class A Shares.

(3) The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged market value-weighted index that covers the universe of fixed-rate, non-investment grade debt. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Corporate High Yield Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays U.S. Corporate High Yield Bond Index return from the inception date of Class A Shares is 6.41%.

Investment Results – (Unaudited) (continued)

Angel Oak UltraShort Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $1,000,000 made on April 2, 2018 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2021)

	Average Annual Returns
	One Year	Three Year	Since Inception(2)
Angel Oak UltraShort Income Fund, Institutional Class	2.13%	2.68%	2.73%
Angel Oak UltraShort Income Fund, Class A	1.88%	2.39%	2.43%
Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index(3)	0.19%	1.90%	1.88	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is April 2, 2018 for Institutional Class and April 30, 2018 for Class A Shares.

(3) The Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills, notes, and bonds with a remaining maturity between 9-12 months. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index return from the inception date of the Class A Shares is 1.90%.

Investment Results – (Unaudited) (continued)

Angel Oak Core Impact Fund

Total Return Based on a $500,000 Investment

The chart above assumes an initial investment of $500,000 made on June 4, 2021 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Cumulative Returns(1)

(For the period ended July 31, 2021)

Since Inception(2)
Angel Oak Core Impact Fund, Institutional Class	1.12%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	1.70%

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is June 4, 2021.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2021	Ending Account Value, July 31, 2021	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,023.90	$6.32	1.26%
	Hypothetical(2)	$1,000.00	$1,018.55	$6.31	1.26%
Class C	Actual	$1,000.00	$1,019.30	$10.06	2.01%
	Hypothetical(2)	$1,000.00	$1,014.83	$10.04	2.01%
Institutional Class	Actual	$1,000.00	$1,025.20	$5.07	1.01%
	Hypothetical(2)	$1,000.00	$1,019.79	$5.06	1.01%

Angel Oak Financials Income Fund		Beginning Account Value, February 1, 2021	Ending Account Value, July 31, 2021	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,043.80	$4.76	0.94%
	Hypothetical(2)	$1,000.00	$1,020.13	$4.71	0.94%
Class C	Actual	$1,000.00	$1,040.20	$8.55	1.69%
	Hypothetical(2)	$1,000.00	$1,016.41	$8.45	1.69%
Institutional Class	Actual	$1,000.00	$1,045.20	$3.50	0.69%
	Hypothetical(2)	$1,000.00	$1,021.37	$3.46	0.69%

Angel Oak High Yield Opportunities Fund		Beginning Account Value, February 1, 2021	Ending Account Value, July 31, 2021	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,037.00	$4.55	0.90%
	Hypothetical(2)	$1,000.00	$1,020.33	$4.51	0.90%
Institutional Class	Actual	$1,000.00	$1,038.40	$3.29	0.65%
	Hypothetical(2)	$1,000.00	$1,021.57	$3.26	0.65%

Summary of Funds’ Expenses – (Unaudited) (continued)

Angel Oak UltraShort Income Fund		Beginning Account Value, February 1, 2021	Ending Account Value, July 31, 2021	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,003.40	$2.73	0.55%
	Hypothetical(2)	$1,000.00	$1,022.07	$2.76	0.55%
Institutional Class	Actual	$1,000.00	$1,004.60	$1.49	0.30%
	Hypothetical(2)	$1,000.00	$1,023.31	$1.51	0.30%

Angel Oak Core Impact Fund		Beginning Account Value	Ending Account Value, July 31, 2021	Expenses Paid During Period	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$1,011.20	$0.93(1)	0.59%
	Hypothetical(2)	$1,000.00	$1,021.87	$2.96(2)	0.59%

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (57) in the most recent period beginning June 4, 2021, and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflect fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six month period beginning February 1, 2021, and divided by the number of days in the most recent twelve month period (365).

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Multi-Strategy Income Fund is to seek current income.

The investment objective of Angel Oak Financials Income Fund is to seek current income with a secondary objective of total return.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation.

The investment objective of Angel Oak UltraShort Income Fund is to provide current income while seeking to minimize price volatility and maintain liquidity.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak Core Impact Fund is seek total return while giving special consideration to positive aggregate environmental, social, and governance (“ESG”) outcomes.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Statements of Assets and Liabilities

July 31, 2021 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund	Core Impact Fund
Assets
Investments in unaffiliated securities at fair value*	$7,311,586,079	$154,074,725	$74,923,076	$1,393,034,491	$31,282,021
Investments in affiliated securities at fair value*	179,224,490	—	—	—	—
Cash	3,944,117	—	498,369	—	—
Due from Adviser	—	—	—	—	15,743
Deposit at broker for futures	250,067	—	—	194,035	—
Receivable for fund shares sold	24,229,764	1,220,776	21,800	4,832,499	124,750
Receivable for investments sold	23,449,667	—	—	—	—
Dividends and interest receivable	10,067,266	1,462,689	1,159,225	1,401,874	47,349
Prepaid expenses	157,269	44,275	36,465	140,859	1,301

Total Assets	7,552,908,719	156,802,465	76,638,935	1,399,603,758	31,471,164

Liabilities
Payable for credit agreements	200,000,000	—	—	—	—
Payable for investments purchased	286,506,105	—	1,250,000	29,876,480	1,034,550
Payable for fund shares redeemed	11,547,594	86,782	14,486	3,534,474	—
Payable for distributions to shareholders	7,145,158	191,336	245,020	310,331	32,665
Interest payable for credit and reverse repurchase agreements	626,944	—	—	—	—
Payable to Adviser	5,206,231	62,355	19,156	249,848	—
Payable to administrator, fund accountant, and transfer agent	388,661	27,377	17,275	38,004	26,005
Payable to custodian	78,720	842	—	4,378	3,600
12b-1 fees accrued	301,504	14,569	4,557	55,408	—
Other accrued expenses	169,309	26,619	16,445	59,482	22,349

Total Liabilities	511,970,226	409,880	1,566,939	34,128,405	1,119,169

Net Assets	$7,040,938,493	$156,392,585	$75,071,996	$1,365,475,353	$30,351,995

Net Assets consist of:
Paid-in capital	$7,953,011,621	$201,022,369	$75,885,976	$1,365,536,965	$30,154,250
Total distributable earnings (accumulated deficit)	(912,073,128)	(44,629,784)	(813,980)	(61,612)	197,745

Net Assets	$7,040,938,493	$156,392,585	$75,071,996	$1,365,475,353	$30,351,995

Class A:
Net Assets	$412,000,307	$3,045,881	$3,889,732	$128,750,196	$—

Shares outstanding (unlimited number of shares authorized, no par value)	39,384,604	337,428	326,557	12,801,884	—

Net asset value (“NAV”) per share	$10.46	$9.03	$11.91	$10.06	$—

Offering price per share (NAV/0.9775) (b)	$10.70	$9.23	$12.19	$10.29	$—

Class C:
Net Assets	$79,242,161	$3,792,705	$—	$—	$—

Shares outstanding (unlimited number of shares authorized, no par value)	7,647,367	423,802	—	—	—

Net asset value (“NAV”) and offering price per share	$10.36	$8.95	$—	$—	$—

Minimum redemption price per share (NAV*0.99) (c)	$10.26	$8.86	$—	$—	$—

Institutional Class:
Net Assets	$6,549,696,025	$149,553,999	$71,182,264	$1,236,725,157	$30,351,995

Shares outstanding (unlimited number of shares authorized, no par value)	627,682,216	16,580,918	6,000,637	122,819,903	3,008,862

Net asset value (“NAV”) and offering price per share	$10.43	$9.02	$11.86	$10.07	$10.09

*Identified Cost:
Investments in unaffiliated securities	$7,343,028,953	$150,367,275	$73,193,354	$1,387,134,932	$31,067,127
Investments in affiliated securities	179,235,024	—	—	—	—

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2021 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund	Core Impact Fund (b)
Investment Income
Interest	$190,171,084	$3,311,163	$2,131,488	$8,014,388	$45,789
Dividends from unaffiliated investments	1,577,543	182,444	—	—	—
Dividends from affiliate investments	2,401,141	—	—	—	—

Total Investment Income	194,149,768	3,493,607	2,131,488	8,014,388	45,789

Expenses
Investment Advisory (See Note 4)	29,774,398	680,657	200,442	2,460,872	15,670
Interest expense	1,898,890	743	—	—	—
12b-1 – Class A	490,906	3,499	4,916	126,810	—
12b-1 – Class C	411,839	22,762	—	—	—
Fund accounting	575,784	20,617	20,988	105,820	12,534
Administration	346,773	23,240	15,325	56,328	6,636
Transfer agent	292,994	27,682	13,940	38,310	6,835
Service fees	217,664	92	—	—	—
Custodian	184,320	3,172	2,038	23,009	3,600
Registration	181,507	43,347	31,732	113,951	6,777
Legal	177,404	6,562	2,181	19,430	4,478
Printing	127,949	4,504	1,721	9,171	1,495
Trustee	123,363	20,703	19,432	31,927	6,091
Audit & tax	50,302	15,657	11,946	13,944	4,204
Insurance	28,963	722	362	2,896	2
Compliance	7,403	7,403	7,403	7,403	1,995
Miscellaneous	53,694	2,535	1,268	3,801	1,157

Total Expenses	34,944,153	883,897	333,694	3,013,672	71,474

Fees contractually recouped (waived) by Adviser (See Note 4)	(382,285)	—	(91,891)	—	(52,983)
Fees voluntarily waived by Adviser (See Note 4)	—	(329,100)	—	(1,208,995)	—

Net expenses	34,561,868	554,797	241,803	1,804,677	18,491

Net Investment Income	159,587,900	2,938,810	1,889,685	6,209,711	27,298

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments in unaffiliated securities	10,824,049	676,293	559,082	(67,686)	—
Net realized gain (loss) on investments in affiliated securities	110,170	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities	(5,415,094)	3,173,174	313,553	(1,085,295)	214,894
Net change in unrealized appreciation (depreciation) on investments in affiliated securities	1,572,267	—	—	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(75,963)	—

Net realized and unrealized gain (loss) on investments	7,091,392	3,849,467	872,635	(1,228,944)	214,894

Net increase (decrease) in net assets resulting from operations	$166,679,292	$6,788,277	$2,762,320	$4,980,767	$242,192

(a)	Statement has been consolidated. See Notes 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Fund commenced operations on June 4, 2021.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Statement of Cash Flows (a)

For the Period Ended July 31, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$166,679,292
Net adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount	(18,692,534)
Net realized paydown gains on mortgage backed and other asset backed securities	(34,676,850)
Purchases of short-term investments, net	(178,702,593)
Purchases of investments	(2,195,484,920)
Proceeds from sales of long-term investments	1,683,317,368
Net change in unrealized appreciation (depreciation) on investments	3,842,847
Net realized gain (loss) on investments	(10,934,219)
Receivable for investments sold	43,864,352
Dividends and interest receivable	12,683,990
Prepaid expense	16,779
(Increase) Decrease in:
Payable for investments purchased	157,984,204
Interest payable for credit and reverse repurchase agreements	(261,452)
Payable to Adviser	570,926
Payable to administrator, fund accountant and transfer agent	(20,322)
Payable to custodian	(13,476)
12b-1 fees accrued	142,920
Other accrued expenses	(32,500)

Net cash used by (used in) operating activities	(369,716,188)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	1,783,681,574
Payment on shares redeemed	(1,218,564,959)
Distributions paid to shareholders	(35,925,223)
Proceeds from reverse repurchase agreements	(156,100,000)

Net cash provided by (used in) financing activities	373,091,392

Net change in cash	3,375,204

CASH:
Beginning balance	818,980

Ending balance	$4,194,184

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$2,160,342
Non-cash financing activities - distributions reinvested	109,864,449
Non-cash financing activities - decrease in receivable for fund shares sold	(70,583,061)
Non-cash financing activities - decrease in payable for fund shares redeemed	5,756,385

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	568,913
Deposit at broker for futures	250,067

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	3,944,117
Deposit at broker for futures	250,067

(a)	Statement has been consolidated. See Note 1 in the notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended July 31, 2021 (Unaudited) (a)	For the Year Ended January 31, 2021 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$159,587,900	$289,396,693
Net realized gain (loss) on investment transactions and futures contracts	10,934,219	(424,672,361)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(3,842,827)	(43,147,724)

Net increase (decrease) in net assets resulting from operations	166,679,292	(178,423,392)

Distributions to Shareholders
Distributions, Class A	(8,223,454)	(17,105,979)
Distributions, Class C	(1,431,768)	(3,574,699)
Distributions, Institutional Class	(138,204,216)	(263,765,172)

Total distributions	(147,859,438)	(284,445,850)

Capital Transactions – Class A
Proceeds from shares sold	63,778,325	168,363,355
Reinvestment of distributions	6,011,570	12,530,889
Amount paid for shares redeemed	(55,552,702)	(250,622,515)

Total Class A	14,237,193	(69,728,271)

Capital Transactions – Class C
Proceeds from shares sold	4,078,591	13,981,794
Reinvestment of distributions	1,063,640	2,821,148
Amount paid for shares redeemed	(13,828,245)	(37,873,553)

Total Class C	(8,686,014)	(21,070,611)

Capital Transactions – Institutional Class
Proceeds from shares sold	1,645,241,597	3,997,524,094
Reinvestment of distributions	102,789,239	195,426,988
Amount paid for shares redeemed	(1,143,427,627)	(4,993,145,685)

Total Institutional Class	604,603,209	(800,194,603)

Net increase (decrease) in net assets resulting from capital transactions	610,154,388	(890,993,485)

Total Increase (Decrease) in Net Assets	628,974,242	(1,353,862,727)

Net Assets
Beginning of period	6,411,964,251	7,765,826,978

End of period	$7,040,938,493	$6,411,964,251

Share Transactions – Class A
Shares sold	6,114,983	16,504,029
Shares issued in reinvestment of distributions	576,407	1,228,182
Shares redeemed	(5,329,557)	(24,403,707)

Total Class A	1,361,833	(6,671,496)

Share Transactions – Class C
Shares sold	394,888	1,370,759
Shares issued in reinvestment of distributions	102,947	279,597
Shares redeemed	(1,338,785)	(3,737,484)

Total Class C	(840,950)	(2,087,128)

Share Transactions – Institutional Class
Shares sold	158,224,954	394,413,362
Shares issued in reinvestment of distributions	9,879,410	19,186,968
Shares redeemed	(109,938,112)	(489,582,268)

Total Institutional Class	58,166,252	(75,981,938)

Net increase (decrease) in share transactions	58,687,135	(84,740,562)

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$2,938,810	$7,097,843
Net realized gain (loss) on investment transactions	676,293	(13,769,485)
Net change in unrealized appreciation (depreciation) on investments	3,173,174	(4,986,669)

Net increase (decrease) in net assets resulting from operations	6,788,277	(11,658,311)

Distributions to Shareholders
Distributions, Class A	(48,285)	(254,753)
Return of capital, Class A	–	(6,989)
Distributions, Class C	(62,197)	(212,378)
Return of capital, Class C	–	(5,826)
Distributions, Institutional Class	(2,692,479)	(6,913,082)
Return of capital, Institutional Class	–	(189,527)

Total distributions	(2,802,961)	(7,582,555)

Capital Transactions – Class A
Proceeds from shares sold	539,076	1,047,372
Reinvestment of distributions	44,269	236,034
Amount paid for shares redeemed	(376,070)	(11,165,410)

Total Class A	207,275	(9,882,004)

Capital Transactions – Class C
Proceeds from shares sold	66,801	1,754,895
Reinvestment of distributions	46,216	171,672
Amount paid for shares redeemed	(1,991,573)	(2,027,050)

Total Class C	(1,878,556)	(100,483)

Capital Transactions – Institutional Class
Proceeds from shares sold	33,021,366	79,289,170
Reinvestment of distributions	1,599,741	4,327,984
Amount paid for shares redeemed	(23,195,855)	(190,014,760)

Total Institutional Class	11,425,252	(106,397,606)

Net increase (decrease) in net assets resulting from capital transactions	9,753,971	(116,380,093)

Total Increase (Decrease) in Net Assets	13,739,287	(135,620,959)

Net Assets
Beginning of period	142,653,298	278,274,257

End of period	$156,392,585	$142,653,298

Share Transactions – Class A
Shares sold	60,378	113,606
Shares issued in reinvestment of distributions	4,962	26,601
Shares redeemed	(42,328)	(1,255,302)

Total Class A	23,012	(1,115,095)

Share Transactions – Class C
Shares sold	7,595	199,714
Shares issued in reinvestment of distributions	5,233	19,753
Shares redeemed	(225,919)	(230,840)

Total Class C	(213,091)	(11,373)

Share Transactions – Institutional Class
Shares sold	3,715,520	8,772,324
Shares issued in reinvestment of distributions	179,445	489,301
Shares redeemed	(2,598,620)	(20,941,153)

Total Institutional Class	1,296,345	(11,679,528)

Net increase (decrease) in share transactions	1,106,266	(12,805,996)

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$1,889,685	$3,957,250
Net realized gain (loss) on investment transactions	559,082	(1,480,307)
Net change in unrealized appreciation (depreciation) on investments	313,553	329,569

Net increase (decrease) in net assets resulting from operations	2,762,320	2,806,512

Distributions to Shareholders
Distributions, Class A	(100,406)	(349,968)
Distributions, Institutional Class	(1,860,169)	(3,574,917)

Total distributions	(1,960,575)	(3,924,885)

Capital Transactions – Class A
Proceeds from shares sold	1,294,046	1,132,686
Reinvestment of distributions	99,660	349,623
Amount paid for shares redeemed	(1,534,878)	(5,119,991)

Total Class A	(141,172)	(3,637,682)

Capital Transactions – Institutional Class
Proceeds from shares sold	3,590,296	16,208,449
Reinvestment of distributions	371,234	741,538
Amount paid for shares redeemed	(1,781,782)	(12,530,487)

Total Institutional Class	2,179,748	4,419,500

Net increase (decrease) in net assets resulting from capital transactions	2,038,576	781,818

Total Increase (Decrease) in Net Assets	2,840,321	(336,555)

Net Assets
Beginning of period	72,231,675	72,568,230

End of period	$75,071,996	$72,231,675

Share Transactions – Class A
Shares sold	108,806	100,343
Shares issued in reinvestment of distributions	8,373	31,803
Shares redeemed	(128,974)	(454,641)

Total Class A	(11,795)	(322,495)

Share Transactions – Institutional Class
Shares sold	301,952	1,450,815
Shares issued in reinvestment of distributions	31,318	67,522
Shares redeemed	(149,973)	(1,233,464)

Total Institutional Class	183,297	284,873

Net increase (decrease) in share transactions	171,502	(37,622)

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$6,209,711	$10,857,482
Net realized gain (loss) on investment transactions and futures contracts	(67,686)	(4,001,163)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,161,258)	4,361,309

Net increase (decrease) in net assets resulting from operations	4,980,767	11,217,628

Distributions to Shareholders
Distributions, Class A	(544,568)	(704,448)
Distributions, Institutional Class	(6,701,752)	(10,533,725)

Total distributions	(7,246,320)	(11,238,173)

Capital Transactions – Class A
Proceeds from shares sold	88,751,227	57,413,686
Reinvestment of distributions	517,656	660,509
Amount paid for shares redeemed	(26,680,782)	(42,837,141)

Total Class A	62,588,101	15,237,054

Capital Transactions – Institutional Class
Proceeds from shares sold	843,266,148	857,339,413
Reinvestment of distributions	5,066,786	7,773,806
Amount paid for shares redeemed	(405,953,100)	(426,389,181)

Total Institutional Class	442,379,834	438,724,038

Net increase (decrease) in net assets resulting from capital transactions	504,967,935	453,961,092

Total Increase (Decrease) in Net Assets	502,702,382	453,940,547

Net Assets
Beginning of period	862,772,971	408,832,424

End of period	$1,365,475,353	$862,772,971

Share Transactions – Class A
Shares sold	8,816,784	5,723,104
Shares issued in reinvestment of distributions	51,441	66,239
Shares redeemed	(2,651,009)	(4,295,858)

Total Class A	6,217,216	1,493,485

Share Transactions – Institutional Class
Shares sold	83,676,938	85,602,077
Shares issued in reinvestment of distributions	502,925	778,651
Shares redeemed	(40,282,857)	(42,751,682)

Total Institutional Class	43,897,006	43,629,046

Net increase (decrease) in share transactions	50,114,222	45,122,531

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund

Statement of Changes in Net Assets

For the Period Ended July 31, 2021 (Unaudited) (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$27,298
Net realized gain (loss) on investment transactions and futures contracts	–
Net change in unrealized appreciation (depreciation) on investments and futures contracts	214,894

Net increase (decrease) in net assets resulting from operations	242,192

Distributions to Shareholders
Total distributions	(44,447)

Capital Transactions
Proceeds from shares sold	30,154,250
Reinvestment of distributions	–
Amount paid for shares redeemed	–

Net increase (decrease) in net assets resulting from capital transactions	30,154,250

Total Increase (Decrease) in Net Assets	30,351,995

Net Assets
Beginning of period	–

End of period	$30,351,995

Share Transactions
Shares sold	3,008,862
Shares issued in reinvestment of distributions	–
Shares redeemed	–

Net increase (decrease) in share transactions	3,008,862

(a)	Fund commenced operations on June 4, 2021.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017
Selected Per Share Data:
Net asset value, beginning of period	$10.43	$11.10	$11.04	$11.26	$11.30	$11.28

Income from investment operations:
Net investment income (loss)	0.24	0.46	0.50	0.52	0.54	0.60
Net realized and unrealized gain (loss) on investments	0.01	(0.68)	0.06	(0.22)	(0.02)	0.12

Total from investment operations	0.25	(0.22)	0.56	0.30	0.52	0.72

Less distributions to shareholders:
From net investment income	(0.22)	(0.45)	(0.50)	(0.52)	(0.56)	(0.70)

Total distributions	(0.22)	(0.45)	(0.50)	(0.52)	(0.56)	(0.70)

Net asset value, end of period	$10.46	$10.43	$11.10	$11.04	$11.26	$11.30

Total return (a)(b)	2.39%	(1.76%)	5.08%	2.72%	4.69%	6.64%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$412,000	$396,711	$496,114	$590,386	$538,699	$431,536
Ratio of expenses to average net assets before waiver and reimbursement (recapture). (c)	1.27%	1.40%	1.37%	1.35%	1.36%	1.34%
Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense. (c)	1.20%	1.21%	1.20%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (c)	1.26%	1.38%	1.36%	1.37%	1.40%	1.38%
Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense. (c)	1.19%	1.19%	1.19%	1.22%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture) (c)	4.53%	4.41%	4.46%	4.69%	4.80%	5.42%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (recapture) (c)	4.54%	4.43%	4.47%	4.67%	4.76%	5.38%
Portfolio turnover rate (b)	24.44%	67.45%	62.94%	71.49%	81.13%	64.45%

(a) Total return does not include the effects of sales charges.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class C

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017
Selected Per Share Data:
Net asset value, beginning of period	$10.34	$11.00	$10.95	$11.17	$11.23	$11.26

Income from investment operations:
Net investment income (loss)	0.20	0.37	0.41	0.44	0.46	0.56
Net realized and unrealized gain (loss) on investments	– (a)	(0.66)	0.06	(0.22)	(0.03)	0.08

Total from investment operations	0.20	(0.29)	0.47	0.22	0.43	0.64

Less distributions to shareholders:
From net investment income	(0.18)	(0.37)	(0.42)	(0.44)	(0.49)	(0.67)

Total distributions	(0.18)	(0.37)	(0.42)	(0.44)	(0.49)	(0.67)

Net asset value, end of period	$10.36	$10.34	$11.00	$10.95	$11.17	$11.23

Total return (b)(c)	1.93%	(2.41%)	4.27%	2.04%	3.90%	5.87%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$79,242	$87,743	$116,328	$102,487	$86,923	$47,541
Ratio of expenses to average net assets before waiver and reimbursement (recapture). (d)	2.02%	2.15%	2.12%	2.10%	2.11%	2.08%
Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense. (d)	1.95%	1.96%	1.95%	1.95%	1.95%	1.95%
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (d)	2.01%	2.13%	2.11%	2.12%	2.15%	2.12%
Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense. (d)	1.94%	1.94%	1.94%	1.97%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture) (d)	3.77%	3.67%	3.70%	3.94%	4.03%	4.45%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (recapture) (d)	3.78%	3.69%	3.71%	3.92%	3.99%	4.41%
Portfolio turnover rate (c)	24.44%	67.45%	62.94%	71.49%	81.13%	64.45%

(a) Less than (0.005).
(b) Total return does not include the effects of sales charges.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017
Selected Per Share Data:
Net asset value, beginning of period	$10.41	$11.08	$11.02	$11.23	$11.28	$11.27

Income from investment operations:
Net investment income (loss)	0.25	0.48	0.53	0.55	0.57	0.63
Net realized and unrealized gain (loss) on investments	– (a)	(0.68)	0.06	(0.21)	(0.03)	0.12

Total from investment operations	0.25	(0.20)	0.59	0.34	0.54	0.75

Less distributions to shareholders:
From net investment income	(0.23)	(0.47)	(0.53)	(0.55)	(0.59)	(0.74)

Total distributions	(0.23)	(0.47)	(0.53)	(0.55)	(0.59)	(0.74)

Net asset value, end of period	$10.43	$10.41	$11.08	$11.02	$11.23	$11.28

Total return (b)	2.52%	(1.60%)	5.45%	3.05%	4.88%	6.96%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$6,549,696	$5,927,510	$7,153,385	$6,555,291	$5,826,546	$4,037,526
Ratio of expenses to average net assets before waiver and reimbursement (recapture). (c)	1.02%	1.15%	1.12%	1.10%	1.11%	1.09%
Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense. (c)	0.95%	0.96%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (c)	1.01%	1.13%	1.11%	1.12%	1.15%	1.13%
Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense. (c)	0.94%	0.94%	0.94%	0.97%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture) (c)	4.79%	4.65%	4.70%	4.94%	5.06%	5.67%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (recapture) (c)	4.80%	4.67%	4.71%	4.92%	5.02%	5.63%
Portfolio turnover rate (b)	24.44%	67.45%	62.94%	71.49%	81.13%	64.45%

(a) Less than (0.005).
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017
Selected Per Share Data:
Net asset value, beginning of period	$8.80	$9.60	$9.33	$9.45	$9.42	$9.56

Income from investment operations:
Net investment income (loss)	0.16	0.34	0.40	0.44	0.40	0.48
Net realized and unrealized gain (loss) on investments	0.22	(0.75)	0.27	(0.13)	0.03	(0.17)

Total from investment operations	0.38	(0.41)	0.67	0.31	0.43	0.31

Less distributions to shareholders:
From net investment income	(0.15)	(0.38)	(0.40)	(0.43)	(0.40)	(0.45)
From return of capital	–	(0.01)	–	–	–	–

Total distributions	(0.15)	(0.39)	(0.40)	(0.43)	(0.40)	(0.45)

Net asset value, end of period	$9.03	$8.80	$9.60	$9.33	$9.45	$9.42

Total return (a)(b)	4.38%	(4.16%)	7.39%	3.36%	4.69%	3.47%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$3,046	$2,765	$13,720	$7,086	$9,377	$6,785
Ratio of expenses to average net assets before waiver and reimbursement. (c)	1.37%	1.39%	1.34%	1.42%	1.36%	1.47%
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense. (c)	1.37%	1.37%	1.34%	1.42%	1.36%	1.42%
Ratio of expenses to average net assets after waiver and reimbursement (c)	0.94%	0.96%	0.94%	0.94%	0.94%	1.13%
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense. (c)	0.94%	0.94%	0.94%	0.94%	0.94%	1.08%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (c)	3.21%	3.63%	3.78%	4.22%	3.74%	4.44%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (c)	3.64%	4.06%	4.18%	4.70%	4.16%	4.78%
Portfolio turnover rate (b)	20.34%	29.83%	35.55%	45.27%	101.75%	84.42%

(a) Total return does not include the effects of sales charges.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017
Selected Per Share Data:
Net asset value, beginning of period	$8.72	$9.51	$9.25	$9.37	$9.37	$9.55

Income from investment operations:
Net investment income (loss)	0.12	0.30	0.34	0.37	0.33	0.35
Net realized and unrealized gain (loss) on investments	0.23	(0.76)	0.26	(0.12)	0.02	(0.11)

Total from investment operations	0.35	(0.46)	0.60	0.25	0.35	0.24

Less distributions to shareholders:
From net investment income	(0.12)	(0.32)	(0.34)	(0.37)	(0.35)	(0.42)
From return of capital	–	(0.01)	–	–	–	–

Total distributions	(0.12)	(0.33)	(0.34)	(0.37)	(0.35)	(0.42)

Net asset value, end of period	$8.95	$8.72	$9.51	$9.25	$9.37	$9.37

Total return (a)(b)	4.02%	(4.79%)	6.59%	2.69%	3.80%	2.73%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$3,793	$5,553	$6,162	$2,039	$1,465	$875
Ratio of expenses to average net assets before waiver and reimbursement. (c)	2.12%	2.15%	2.09%	2.17%	2.11%	2.15%
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense. (c)	2.12%	2.12%	2.09%	2.17%	2.11%	2.12%
Ratio of expenses to average net assets after waiver and reimbursement (c)	1.69%	1.72%	1.69%	1.69%	1.69%	1.84%
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense. (c)	1.69%	1.69%	1.69%	1.69%	1.69%	1.81%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (c)	2.44%	2.97%	3.02%	3.49%	2.99%	3.58%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (c)	2.87%	3.40%	3.42%	3.97%	3.41%	3.89%
Portfolio turnover rate (b)	20.34%	29.83%	35.55%	45.27%	101.75%	84.42%

(a) Total return does not include the effects of sales charges.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017
Selected Per Share Data:
Net asset value, beginning of period	$8.79	$9.58	$9.32	$9.44	$9.41	$9.56

Income from investment operations:
Net investment income (loss)	0.17	0.38	0.43	0.46	0.41	0.47
Net realized and unrealized gain (loss) on investments	0.22	(0.76)	0.26	(0.13)	0.05	(0.14)

Total from investment operations	0.39	(0.38)	0.69	0.33	0.46	0.33

Less distributions to shareholders:
From net investment income	(0.16)	(0.40)	(0.43)	(0.45)	(0.43)	(0.48)
From return of capital	–	(0.01)	–	–	–	–

Total distributions	(0.16)	(0.41)	(0.43)	(0.45)	(0.43)	(0.48)

Net asset value, end of period	$9.02	$8.79	$9.58	$9.32	$9.44	$9.41

Total return (a)	4.52%	(3.81%)	7.55%	3.61%	4.97%	3.69%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$149,554	$134,335	$258,392	$122,363	$106,494	$164,458
Ratio of expenses to average net assets before waiver and reimbursement. (b)	1.12%	1.14%	1.09%	1.17%	1.10%	1.19%
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense. (b)	1.12%	1.12%	1.09%	1.17%	1.10%	1.15%
Ratio of expenses to average net assets after waiver and reimbursement (b)	0.69%	0.71%	0.69%	0.69%	0.69%	0.87%
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense. (b)	0.69%	0.69%	0.69%	0.69%	0.69%	0.83%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (b)	3.45%	3.91%	4.02%	4.48%	3.98%	4.66%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (b)	3.88%	4.34%	4.42%	4.96%	4.39%	4.98%
Portfolio turnover rate (a)	20.34%	29.83%	35.55%	45.27%	101.75%	84.42%

(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 (a)	For the Year Ended March 31, 2016
Selected Per Share Data:
Net asset value, beginning of period	$11.78	$11.76	$11.39	$12.00	$11.92	$10.80	$11.73

Income from investment operations:
Net investment income (loss)	0.29	0.58	0.64	0.65	0.68	0.59 (b)	0.64 (b)
Net realized and unrealized gain (loss) on investments	0.14	0.03 (c)	0.37	(0.61)	0.06	1.10	(0.94)

Total from investment operations	0.43	0.61	1.01	0.04	0.74	1.69	(0.30)

Less distributions to shareholders:
From net investment income	(0.30)	(0.59)	(0.64)	(0.65)	(0.66)	(0.57)	(0.63)

Total distributions	(0.30)	(0.59)	(0.64)	(0.65)	(0.66)	(0.57)	(0.63)

Net asset value, end of period	$11.91	$11.78	$11.76	$11.39	$12.00	$11.92	$10.80

Total return (d)(e)	3.70%	5.68%	9.08%	0.41%	6.34%	16.00%	(2.57%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$3,890	$3,986	$7,771	$2,754	$1,298	$745	$705
Ratio of expenses to average net assets before waiver and reimbursement. (f)	1.15%	1.14%	1.14%	1.24%	1.27%	1.33%	1.11%
Ratio of expenses to average net assets after waiver and reimbursement (f)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (f)	4.68%	5.18%	5.20%	5.28%	5.34%	5.70%	N/A
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (f)	4.93%	5.42%	5.44%	5.62%	5.71%	6.13%	5.62%
Portfolio turnover rate (e)	23.18%	58.02%	35.80%	33.27%	45.86%	70.87%	35.45%

(a) For the period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b) Calculated based on average shares outstanding during the period.

(c) Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(d) Total return does not include the effects of sales charges.
(e) Not annualized for periods less than one year.
(f) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 (a)	For the Year Ended March 31, 2016
Selected Per Share Data:
Net asset value, beginning of period	$11.73	$11.71	$11.35	$11.95	$11.89	$10.77	$11.71

Income from investment operations:
Net investment income (loss)	0.30	0.63	0.67	0.69	0.71	0.60	0.67 (b)
Net realized and unrealized gain (loss) on investments	0.14	0.01 (c)	0.36	(0.61)	0.04	1.12	(0.94)

Total from investment operations	0.44	0.64	1.03	0.08	0.75	1.72	(0.27)

Less distributions to shareholders:
From net investment income	(0.31)	(0.62)	(0.67)	(0.68)	(0.69)	(0.60)	(0.67)

Total distributions	(0.31)	(0.62)	(0.67)	(0.68)	(0.69)	(0.60)	(0.67)

Net asset value, end of period	$11.86	$11.73	$11.71	$11.35	$11.95	$11.89	$10.77

Total return (d)	3.84%	5.97%	9.28%	0.74%	6.53%	16.28%	(2.30%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$71,182	$68,245	$64,797	$48,426	$51,516	$47,979	$37,538
Ratio of expenses to average net assets before waiver and reimbursement. (e)	0.90%	0.89%	0.89%	0.99%	1.02%	1.07%	0.74%
Ratio of expenses to average net assets after waiver and reimbursement (e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (e)	4.95%	5.41%	5.52%	5.59%	5.61%	5.91%	N/A
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (e)	5.20%	5.65%	5.76%	5.93%	5.98%	6.33%	5.94%
Portfolio turnover rate (d)	23.18%	58.02%	35.80%	33.27%	45.86%	70.87%	35.45%

(a) For the period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b) Calculated based on average shares outstanding during the period.

(c) Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021		For the Year Ended January 31, 2020	For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.08	$10.12		$10.02	$10.01

Income from investment operations:
Net investment income (loss)	0.05	0.19		0.29	0.20
Net realized and unrealized gain (loss) on investments	(0.02)	(0.04	)(b)	0.10	0.01

Total from investment operations	0.03	0.15		0.39	0.21

Less distributions to shareholders:
From net investment income	(0.05)	(0.19)		(0.29)	(0.20)
From net realized gain	–	–		–	0.00 (c)

Total distributions	(0.05)	(0.19)		(0.29)	(0.20)

Net asset value, end of period	$10.06	$10.08		$10.12	$10.02

Total return (d)	0.34%	1.52%		3.92%	2.12%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$128,750	$66,366		$51,529	$7,903
Ratio of expenses to average net assets before waiver and reimbursement. (e)	0.77%	0.79%		0.84%	0.94%
Ratio of expenses to average net assets after waiver and reimbursement (e)	0.55%	0.51%		0.50%	0.50%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (e)	0.66%	1.45%		2.22%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (e)	0.88%	1.73%		2.56%	2.76%
Portfolio turnover rate (d)	51.93%	81.48%		156.42%	178.59%

(a) Class commenced operations on April 30, 2018.

(b) Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(c) Less than (0.005).
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021		For the Year Ended January 31, 2020	For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.09	$10.12		$10.02	$10.00

Income from investment operations:
Net investment income (loss)	0.06	0.21		0.31	0.24
Net realized and unrealized gain (loss) on investments	(0.01)	(0.03	)(b)	0.10	0.02

Total from investment operations	0.05	0.18		0.41	0.26

Less distributions to shareholders:
From net investment income	(0.07)	(0.21)		(0.31)	(0.24)
From net realized gain	–	–		–	(0.00	)(c)

Total distributions	(0.07)	(0.21)		(0.31)	(0.24)

Net asset value, end of period	$10.07	$10.09		$10.12	$10.02

Total return (d)	0.46%	1.87%		4.16%	2.60%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$1,236,725	$796,407		$357,303	$106,596
Ratio of expenses to average net assets before waiver and reimbursement. (e)	0.52%	0.54%		0.59%	0.77%
Ratio of expenses to average net assets after waiver and reimbursement (e)	0.30%	0.26%		0.25%	0.26%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (e)	0.91%	1.67%		2.58%	2.37%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (e)	1.13%	1.95%		2.92%	2.88%
Portfolio turnover rate (d)	51.93%	81.48%		156.42%	178.59%

(a) Class commenced operations on April 2, 2018.

(b) Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(c) Less than (0.005).
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2021 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	0.09

Total from investment operations	0.11

Less distributions to shareholders:
From net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$10.09

Total return (b)	1.12%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$30,352
Ratio of expenses to average net assets before waiver and reimbursement. (c)	2.28%
Ratio of expenses to average net assets after waiver and reimbursement (c)	0.59%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (c)	(0.82%)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (c)	0.87%
Portfolio turnover rate (b)	0.31%

(a) Class commenced operations on June 4, 2021.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 9.61%
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (a)	$3,623,808	$3,660,387
ACC Trust, Series 2019-2, Class C, 5.240%, 10/20/2024 (a)	2,000,000	2,068,898
Affirm Asset Securitization Trust, Series 2020-A, Class C, 6.230%, 2/18/2025 (a)	1,300,000	1,334,281
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	1,000,000	1,016,825
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	350,000	355,299
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/15/2026 (a)(b)	4,500,000	4,521,051
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/15/2026 (a)(b)	700,000	703,529
American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.320%, 3/13/2026 (a)	3,000,000	3,108,300
American Credit Acceptance Receivables Trust, Series 2019-4, Class F, 5.370%, 9/12/2026 (a)	800,000	832,140
American Credit Acceptance Receivables Trust, Series 2020-4, Class E, 3.650%, 12/14/2026 (a)	3,000,000	3,117,918
American Credit Acceptance Receivables Trust, Series 2021-1, Class E, 2.290%, 3/15/2027 (a)	3,500,000	3,539,235
American Credit Acceptance Receivables Trust, Series 2020-3, Class F, 5.940%, 6/14/2027 (a)	5,650,000	5,951,433
American Credit Acceptance Receivables Trust, Series 2021-1, Class F, 4.010%, 11/15/2027 (a)	650,000	663,008
Aqua Finance Trust, Series 2020-AA, Class B, 2.790%, 7/17/2046 (a)	2,450,000	2,558,626
Aqua Finance Trust, Series 2020-AA, Class C, 3.970%, 7/17/2046 (a)	5,200,000	5,546,190
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.170%, 5/15/2029 (a)	9,700,000	9,783,158
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.640%, 7/15/2030 (a)	1,793,000	1,809,280
Avis Budget Rental Car Funding LLC, Series 2019-2A, Class D, 3.040%, 9/20/2025 (a)	5,250,000	5,308,107
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	4,750,000	4,838,839
Carvana Auto Receivables Trust, Series 2019-1A, Class E, 5.640%, 1/15/2026 (a)	1,116,000	1,208,634
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.010%, 4/15/2026 (a)	3,000,000	3,219,462
Carvana Auto Receivables Trust, Series 2019-3A, Class E, 4.600%, 7/15/2026 (a)	8,439,000	8,942,403
Carvana Auto Receivables Trust, Series 2021-N1, Class E, 2.880%, 1/10/2028 (a)	3,300,000	3,335,749
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)	2,500,000	2,544,322
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.900%, 3/10/2028 (a)	19,000,000	19,092,644
Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.020%, 5/10/2028	5,000,000	5,035,320
Chase Auto Credit Linked Notes, Series 2020-1, Class E, 3.715%, 1/25/2028 (a)	644,922	655,202
Chase Auto Credit Linked Notes, Series 2021-2, Class E, 2.280%, 12/25/2028 (a)	1,250,000	1,253,972
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	66,582	66,768
Conn’s Receivables Funding LLC, Series 2019-B, Class C, 4.600%, 6/15/2024 (a)	3,200,000	3,225,622
Conn’s Receivables Funding LLC, Series 2020-A, Class C, 4.200%, 6/15/2025 (a)	2,182,792	2,204,491
Consumer Loan Bond Credit Trust, Series 2017-P2, Class CERT1, 0.000%, 1/15/2024 (a)	125,000	1,625,000
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class C, 4.610%, 3/15/2028 (a)	18,725,000	19,232,728
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (a)	7,000,000	7,148,393
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C, 4.660%, 7/15/2026 (a)	5,000,000	5,101,345
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	17,822,000	18,227,504
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	1,897,953	1,926,090
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	3,700,000	3,914,248

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	$1,500,000	$1,503,732
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	1,500,000	1,508,021
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	1,700,000	1,724,767
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	3,225,000	3,333,270
CPS Auto Receivables Trust, Series 2017-C, Class E, 5.720%, 9/16/2024 (a)	2,750,000	2,839,988
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (a)	12,123,000	12,673,142
CPS Auto Receivables Trust, Series 2019-B, Class E, 5.000%, 3/17/2025 (a)	5,500,000	5,762,955
CPS Auto Receivables Trust, Series 2018-A, Class E, 5.170%, 3/17/2025 (a)	7,836,000	8,144,966
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	20,356,000	21,115,645
CPS Auto Receivables Trust, Series 2019-D, Class E, 3.860%, 10/15/2025 (a)	5,000,000	5,177,450
CPS Auto Receivables Trust, Series 2020-A, Class E, 4.090%, 12/15/2025 (a)	10,000,000	10,366,010
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	3,500,000	3,717,269
CPS Auto Receivables Trust, Series 2020-A, Class F, 6.930%, 3/15/2027 (a)	2,500,000	2,635,180
CPS Auto Receivables Trust, Series 2020-C, Class E, 4.220%, 5/15/2027 (a)	2,700,000	2,839,120
CPS Auto Trust, Series 2018-C, Class E, 6.070%, 9/15/2025 (a)	2,350,000	2,464,069
CPS Auto Trust, Series 2021-A, Class E, 2.530%, 3/15/2028 (a)	9,320,000	9,414,011
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	3,750,000	3,941,775
DT Auto Owner Trust, Series 2019-2A, Class E, 4.460%, 5/15/2026 (a)	3,833,000	4,048,687
DT Auto Owner Trust, Series 2019-3A, Class E, 3.850%, 8/17/2026 (a)	2,370,000	2,468,282
DT Auto Owner Trust, Series 2019-4A, Class E, 3.930%, 10/15/2026 (a)	8,500,000	8,931,468
DT Auto Owner Trust, Series 2021-1A, Class E, 2.380%, 1/18/2028 (a)	2,225,000	2,261,419
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.740%, 1/15/2027 (a)	13,000,000	13,543,270
Exeter Automobile Receivables Trust, Series 2020-3A, Class F, 5.560%, 6/15/2027 (a)	4,750,000	5,008,761
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.900%, 7/17/2028 (a)	4,000,000	4,034,680
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	1,500,000	1,542,177
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	300,000	311,861
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027 (a)	1,250,000	1,262,631
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.350%, 4/15/2027 (a)	1,000,000	1,026,531
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.280%, 12/15/2025 (a)	4,800,000	5,142,797
Flagship Credit Auto Trust, Series 2020-1, Class E, 3.520%, 6/15/2027 (a)	839,000	873,989
Flagship Credit Auto Trust, Series 2020-3, Class E, 4.980%, 12/15/2027 (a)	2,150,000	2,302,871
Flagship Credit Auto Trust, Series 2021-1, Class E, 2.720%, 4/17/2028 (a)	2,600,000	2,628,670
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)	10,700,000	11,101,368
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	2,703,680	2,713,513
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	5,000,000	5,023,025
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	1,400,000	1,427,322
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	1,100,000	1,145,134
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	1,600,000	1,669,006
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027 (a)	6,250,000	6,243,087
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.980%, 4/15/2027 (a)	5,105,000	5,165,688

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	$1,250,000	$1,291,625
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.350%, 10/15/2027 (a)	2,500,000	2,517,087
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class F, 4.190%, 2/15/2029 (a)	900,000	906,367
FREED ABS Trust, Series 2018-2, Class C, 5.880%, 10/20/2025 (a)	9,300,000	9,346,453
FREED ABS Trust, Series 2019-2, Class C, 4.860%, 11/18/2026 (a)	16,220,000	16,748,448
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (a)	1,800,000	1,826,156
FREED ABS Trust, Series 2021-1CP, Class C, 2.830%, 3/20/2028 (a)	2,200,000	2,252,397
FREED ABS Trust, Series 2021-2, Class B, 1.030%, 6/19/2028 (a)	2,000,000	2,010,388
FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028 (a)	1,750,000	1,763,744
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class E, 3.510%, 2/15/2024 (a)	1,000,000	1,032,097
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.520%, 2/17/2026 (a)	11,500,000	11,962,507
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class D, 2.270%, 5/15/2026 (a)	2,000,000	2,047,030
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.840%, 5/15/2026 (a)	19,000,000	19,783,123
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	3,000,000	3,122,919
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	16,800,000	17,360,818
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	2,000,000	2,037,814
GLS Auto Receivables Trust, Series 2021-2A, Class E, 2.870%, 5/15/2028 (a)	2,000,000	2,014,074
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	5,492,012	5,792,458
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	1,475,388	1,489,446
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	2,750,000	2,758,704
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.980%, 12/25/2025 (a)	5,000,000	5,051,195
Hertz Vehicle Financing LP, Series 2021-2A, Class D, 4.340%, 12/25/2027 (a)	5,000,000	5,089,350
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (a)	1,000,000	998,264
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	5,603,856	5,653,411
Lendingpoint Asset Securitization Trust, Series 2019-1, Class C, 4.504%, 8/15/2025 (a)	3,544,644	3,575,203
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	3,000,000	3,058,623
LL ABS Trust, Series 2020-1A, Class B, 3.790%, 1/17/2028 (a)	1,900,000	1,957,219
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	2,200,000	2,391,457
Marlette Funding Trust, Series 2018-1A, Class D, 4.850%, 3/15/2028 (a)	8,838,543	8,886,130
Marlette Funding Trust, Series 2018-2A, Class C, 4.370%, 7/17/2028 (a)	749,872	753,346
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	3,000,000	3,046,317
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.330%, 3/20/2026 (a)	5,000,000	5,023,525
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)	2,313,864	2,220,845
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(c)	514,442	511,935
Mosaic Solar Loans LLC, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	1,342,698	1,348,101
Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.000% (PRIME + 0.750%), 2/25/2044 (a)(d)	1,893,062	1,834,466
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	4,326,583	4,352,616
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)	6,000,000	6,056,040
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	1,500,000	1,550,597
PMIT, Series 2019-3A, Class D, 6.550%, 9/15/2025 (a)	10,000,000	10,213,110
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028 (a)	1,105,000	1,141,079
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)	1,750,000	1,812,603
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	500,000	529,670

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class F, 7.030%, 8/15/2028 (a)	$1,900,000	$2,068,978
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (a)	1,312,379	1,376,504
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	774,098	754,174
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	2,500,000	2,627,245
Tesla Auto Lease Trust, Series 2021-A, Class E, 2.640%, 3/20/2025 (a)	3,350,000	3,405,858
Theorem Funding Trust, Series 2020-1A, Class B, 3.950%, 10/15/2026 (a)	3,800,000	3,911,515
Theorem Funding Trust, Series 2020-1A, Class C, 6.250%, 10/15/2026 (a)	1,000,000	1,060,450
UMPT, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	3,361,339	3,414,700
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	1,897,415	1,925,998
UMPT, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	1,575,207	1,597,500
UMPT, Series 2021-PT2, Class A, 4.971%, 5/15/2027 (a)	22,402,549	22,761,483
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	5,000,000	5,041,150
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.580%, 6/10/2026 (a)	5,700,000	5,779,464
United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.300%, 9/10/2027 (a)	1,035,000	1,063,041
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT, 9.000%, 8/20/2027 (a)	2,900,000	3,290,036
Upstart Pass-Through Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	5,000,000	5,176,230
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)	20,143	1,665,650
Upstart Securitization Trust, Series 2019-2, Class CERT, 0.010%, 9/20/2029 (a)(e)	18,282	5,218,524
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)	8,950,000	9,341,088
Upstart Securitization Trust, Series 2020-3, Class C, 6.250%, 11/20/2030 (a)	10,427,000	11,281,545
Upstart Securitization Trust, Series 2021-2, Class B, 1.750%, 6/20/2031 (a)	2,100,000	2,114,301
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	2,250,000	2,298,645
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	2,000,000	2,009,010
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/15/2025 (a)	2,410,000	2,460,543
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	3,100,000	3,123,055
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/15/2027 (a)	3,255,000	3,341,895
Westlake Automobile Receivables Trust, Series 2019-3A, Class F, 4.720%, 4/15/2026 (a)	5,000,000	5,140,110
Westlake Automobile Receivables Trust, Series 2020-3A, Class E, 3.340%, 6/15/2026 (a)	4,350,000	4,520,829
Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026 (a)	3,000,000	3,018,018
Westlake Automobile Receivables Trust, Series 2020-3A, Class F, 5.110%, 5/17/2027 (a)	8,750,000	9,130,030
Westlake Automobile Receivables Trust, Series 2021-1A, Class F, 3.910%, 9/15/2027 (a)	4,000,000	4,074,628

TOTAL ASSET-BACKED SECURITIES (Cost – $657,898,342)		$676,824,962

Collateralized Debt Obligations – 0.68%
Anchorage Credit Funding Ltd., Series 2018-5A, Class DR, 5.500%, 4/25/2036 (a)	2,000,000	2,007,780
Anchorage Credit Funding Ltd., Series 2015-2A, Class ERV, 7.044%, 4/25/2038 (a)	5,000,000	4,769,105
Anchorage Credit Funding Ltd., Series 2020-11A, Class E, 7.050%, 4/25/2038 (a)	7,000,000	6,828,192
Anchorage Credit Funding Ltd., Series 2020-12A, Class D, 5.927%, 10/25/2038 (a)	7,000,000	7,052,269
Anchorage Credit Funding Ltd., Series 2020-12A, Class E, 6.908%, 10/25/2038 (a)	7,000,000	6,639,388
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(f)	5,000,000	5,062,500
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 1.479% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(d)(g)	4,829,467	4,793,246
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 4.159% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(d)(g)	3,400,000	3,255,500
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 1.910% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(d)(g)	3,864,102	3,796,480

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations – (continued)
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.600% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(d)(g)	$4,000,000	$3,960,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost – $48,094,300)		$48,164,460

Collateralized Loan Obligations – 7.43%
ABPCI Direct Lending Fund CLO LLC, Series 2017-1A, Class ER, 7.734% (3 Month LIBOR USD + 7.600%), 4/20/2032 (a)(d)(g)	1,750,000	1,688,269
ABPCI Direct Lending Fund CLO Ltd., Series 2020-8A, Class D, 5.884% (3 Month LIBOR USD + 5.750%), 4/20/2032 (a)(d)(g)	2,500,000	2,499,322
AIMCO CLO, Series 2017-AA, Class SUB, 0.000%, 7/20/2029 (a)(g)(h)	4,350,000	3,306,000
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 0.000%, 10/21/2028 (g)(h)(i)	4,000,000	1,080,000
ALM CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/15/2029 (a)(g)(h)	6,000,000	5,301,120
Anchorage Capital CLO Ltd., Series 2014-4RA, Class E, 5.632% (3 Month LIBOR USD + 5.500%), 1/28/2031 (a)(d)	2,500,000	2,440,892
Anchorage Capital CLO Ltd., Series 2018-10A, Class E, 5.876% (3 Month LIBOR USD + 5.750%), 10/15/2031 (a)(d)	1,000,000	986,010
Ares CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2026 (a)(g)(h)	3,000,000	1,830,000
Ares CLO Ltd., Series 2016-41A, Class ER, 6.876% (3 Month LIBOR USD + 6.750%), 4/15/2034 (a)(d)	5,700,000	5,699,715
Atrium XIII, Series 13A, Class E, 6.188% (3 Month LIBOR USD + 6.050%), 11/21/2030 (a)(d)	500,000	492,752
Atrium XV, Series 15A, Class D, 3.138% (3 Month LIBOR USD + 3.000%), 1/23/2031 (a)(d)	4,000,000	3,999,972
Atrium XV, Series 15A, Class E, 5.988% (3 Month LIBOR USD + 5.850%), 1/23/2031 (a)(d)	6,500,000	6,437,288
Babson CLO Ltd., Series 2016-1A, Class ER, 6.138% (3 Month LIBOR USD + 6.000%), 7/23/2030 (a)(d)	4,300,000	4,130,137
Babson CLO Ltd., Series 2015-2A, Class DR, 3.084% (3 Month LIBOR USD + 2.950%), 10/21/2030 (a)(d)	1,250,000	1,251,336
Barings CLO Ltd, Series 2019-1A, Class ER, 6.986% (3 Month LIBOR USD + 6.860%), 4/16/2035 (a)(d)	5,750,000	5,765,278
Barings CLO Ltd., Series 2018-2A, Class SUB, 0.000%, 4/15/2030 (a)(g)(h)	5,000,000	3,600,000
Barings CLO Ltd., Series 2020-1A, Class D, 3.876% (3 Month LIBOR USD + 3.750%), 10/15/2032 (a)(d)	3,000,000	3,029,610
Barings CLO Ltd., Series 2021-2A, Class SUB, 0.000%, 7/15/2034 (a)(b)(h)	5,000,000	4,387,500
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (g)(h)	1,500,000	1,362,873
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 0.000% (3 Month LIBOR USD + 8.650%), 7/20/2033 (a)(b)(d)(g)	1,000,000	977,599
BCC Middle Market CLO LLC, Series 2019-1A, Class B, 3.784% (3 Month LIBOR USD + 3.600%), 10/20/2031 (a)(d)	8,000,000	8,005,536
BlackRock Elbert CLO V Ltd., Series 5A, Class D, 5.519% (3 Month LIBOR USD + 5.400%), 12/15/2031 (a)(d)(g)	2,250,000	2,249,890
BlackRock Elbert CLO V Ltd., Series 5I, Class E, 9.519% (3 Month LIBOR USD + 9.400%), 12/15/2031 (d)(g)	5,625,000	5,626,867
BlueMountain CLO Ltd., Series 2019-24A, Class SUB, 0.000%, 4/21/2031 (a)(g)(h)	2,900,000	2,436,000
BlueMountain CLO Ltd., Series 2021-31A, Class SUB, 0.000%, 4/19/2034 (a)(g)(h)	5,000,000	4,300,000
CARLYLE US CLO Ltd., Series 2017-3A, Class SUB, 0.000%, 7/20/2029 (a)(g)(h)	5,525,000	2,873,000
Cedar Funding CLO Ltd., Series 2016-6A, Class SUB, 0.000%, 10/20/2028 (a)(g)(h)	3,000,000	2,550,000
Cedar Funding CLO Ltd., Series 2019-10X, Class SUB, 0.000%, 10/20/2032 (g)(h)(i)	3,800,000	3,154,000
Cerberus Loan Funding LP, Series 2018-1A, Class C, 2.476% (3 Month LIBOR USD + 2.350%), 4/15/2030 (a)(d)	1,500,000	1,474,375

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Cerberus Loan Funding LP, Series 2020-1A, Class D, 5.426% (3 Month LIBOR USD + 5.300%), 10/15/2031 (a)(d)(g)	$3,500,000	$3,503,416
Cerberus Loan Funding LP, Series 2020-2A, Class D, 5.176% (3 Month LIBOR USD + 5.050%), 10/15/2032 (a)(d)(g)	2,500,000	2,499,930
CFIP CLO Ltd., Series 2013-1A, Class ER, 6.784% (3 Month LIBOR USD + 6.650%), 4/20/2029 (a)(d)	2,900,000	2,899,890
CIFC Funding Ltd., Series 2015-2X, Class INC, 0.000%, 4/15/2030 (g)(h)(i)	5,000,000	2,650,000
Diamond CLO Ltd., Series 2019-1A, Class E, 8.175% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(d)(g)	9,750,000	9,681,204
Dorchester Park CLO DAC, Series 2015-1A, Class ER, 5.134% (3 Month LIBOR USD + 5.000%), 4/20/2028 (a)(d)	1,000,000	1,000,000
Dryden CLO Ltd., Series 2018-64A, Class D, 2.784% (3 Month LIBOR USD + 2.650%), 4/18/2031 (a)(d)	1,350,000	1,347,692
Dryden Senior Loan Fund, Series 2016-45A, Class ER, 5.976% (3 Month LIBOR USD + 5.850%), 10/15/2030 (a)(d)	5,000,000	4,924,895
Eaton Vance CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/15/2031 (a)(g)(h)	5,000,000	4,200,000
Ellington CLO III Ltd., Series 2018-3A, Class C, 2.384% (3 Month LIBOR USD + 2.250%), 7/22/2030 (a)(d)	2,700,000	2,674,931
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 5.125% (3 Month LIBOR USD + 5.000%), 1/26/2032 (a)(d)	10,500,000	10,492,398
Garrison Funding Ltd., Series 2018-2RA, Class BR, 3.325% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(d)	6,550,000	6,384,599
Garrison MML CLO LP, Series 2019-1A, Class B, 3.984% (3 Month LIBOR USD + 3.850%), 7/21/2031 (a)(d)	3,100,000	3,110,131
Golub Capital Partners CLO Ltd., Series 2019-45A, Class C, 3.934% (3 Month LIBOR USD + 3.800%), 10/20/2031 (a)(d)	5,350,000	5,352,809
Great Lakes CLO Ltd., Series 2021-5A, Class E, 7.704% (3 Month LIBOR USD + 7.500%), 4/15/2033 (a)(d)(g)	9,950,000	9,457,933
Halcyon Loan Advisors Funding Ltd., Series 2013-1X, Class C, 3.626% (3 Month LIBOR USD + 3.500%), 4/15/2025 (d)(i)	1,748,021	1,699,985
Hayfin US Ltd., Series 2020-12A, Class D, 4.294% (3 Month LIBOR USD + 4.160%), 1/20/2034 (a)(d)	8,000,000	7,927,304
Highbridge Loan Management, Series 3A-2014, Class DR, 6.634% (3 Month LIBOR USD + 6.500%), 7/18/2029 (a)(d)	1,700,000	1,692,957
ICG US CLO Ltd., Series 2021-1A, Class E, 6.464% (3 Month LIBOR USD + 6.330%), 4/17/2034 (a)(d)	4,000,000	3,958,668
Jay Park CLO Ltd., Series 2016-1X, Class SUB, 0.000%, 10/20/2027 (g)(h)(i)	4,000,000	2,000,000
KKR CLO Ltd., Series 18, Class E, 6.584% (3 Month LIBOR USD + 6.450%), 7/18/2030 (a)(d)	2,000,000	1,960,418
KKR CLO Ltd., Series 14, Class ER, 6.276% (3 Month LIBOR USD + 6.150%), 7/15/2031 (a)(d)	1,750,000	1,700,032
Lake Shore MM CLO III LLC, Series 2020-1A, Class C, 4.876% (3 Month LIBOR USD + 4.750%), 10/15/2029 (a)(d)	5,300,000	5,305,205
Lake Shore MM CLO III LLC, Series 2020-1A, Class D, 6.756% (3 Month LIBOR USD + 6.630%), 10/15/2029 (a)(d)(g)	10,000,000	10,002,130
Lake Shore MM CLO Ltd., Series 2019-2A, Class E, 8.934% (3 Month LIBOR USD + 8.800%), 10/17/2031 (a)(d)(g)	1,725,000	1,724,881
LCM Ltd., Series 33A, Class INC, 0.000%, 7/20/2034 (a)(b)(g)(h)	4,800,000	4,800,000
LCM Ltd., 0.00% (a)(h)	4,800,000	4,800,000
Madison Park Funding Ltd., Series 2018-30A, Class D, 2.626% (3 Month LIBOR USD + 2.500%), 4/16/2029 (a)(d)	1,340,000	1,333,173

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Madison Park Funding Ltd., Series 2016-24X, Class ER, 7.334% (3 Month LIBOR USD + 7.200%), 10/20/2029 (d)(i)	$7,000,000	$6,996,402
Madison Park Funding Ltd., Series 2015-17A, Class CR2, 2.034% (3 Month LIBOR USD + 1.900%), 7/21/2030 (a)(d)	5,000,000	4,994,475
Magnetite Ltd., Series 2015-16A, Class DR, 2.284% (3 Month LIBOR USD + 2.150%), 1/18/2028 (a)(d)	500,000	493,519
Magnetite Ltd., Series 2014-8A, Class DR2, 3.026% (3 Month LIBOR USD + 2.900%), 4/15/2031 (a)(d)	2,000,000	2,002,060
Magnetite Ltd., Series 2020-28A, Class D, 3.625% (3 Month LIBOR USD + 3.500%), 10/27/2031 (a)(d)	1,750,000	1,765,451
Marble Point CLO Ltd., Series 2018-2A, Class C, 0.000%, 4/20/2033 (a)(g)(h)	2,600,000	1,950,000
Marble Point CLO Ltd., Series 2020-1A, Class D, 3.884% (3 Month LIBOR USD + 3.750%), 4/20/2033 (a)(d)	4,000,000	4,004,228
Marble Point CLO Ltd., Series 2020-3A, Class D, 4.034% (3 Month LIBOR USD + 3.900%), 1/19/2034 (a)(d)	3,000,000	2,978,385
Marble Point CLO Ltd., Series 2018-1A, Class D, 0.000%, 7/25/2050 (a)(g)(h)	2,500,000	1,789,250
MCF CLO LLC, Series 2017-3A, Class ER, 9.291% (3 Month LIBOR USD + 9.150%), 7/20/2033 (a)(d)(g)	3,000,000	2,932,872
MCF CLO Ltd., Series 2018-1A, Class E, 7.464% (3 Month LIBOR USD + 7.330%), 7/18/2030 (a)(d)(g)	1,000,000	961,324
Medalist Partners Corporate Finance CLO Ltd., Series 2020-1A, Class C, 4.184% (3 Month LIBOR USD + 4.050%), 4/18/2033 (a)(d)	5,000,000	4,954,200
MMCF CLO LLC, Series 2019-2A, Class B, 3.576% (3 Month LIBOR USD + 3.450%), 4/16/2029 (a)(d)	6,000,000	5,999,916
Monroe Capital CLO Ltd., Series 2019-1A, Class E, 8.300% (3 Month LIBOR USD + 8.150%), 5/22/2031 (a)(d)(g)	8,000,000	7,961,872
Monroe Capital CLO Ltd., Series 2020-1A, Class E, 9.005% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(d)(g)	3,250,000	3,251,336
Monroe Capital MML CLO Ltd., Series 2017-1A, Class E, 7.488% (3 Month LIBOR USD + 7.350%), 4/23/2029 (a)(d)(g)	5,450,000	5,404,776
Monroe Capital MML CLO Ltd., Series 2018-1A, Class E, 7.026% (3 Month LIBOR USD + 6.900%), 4/15/2030 (a)(d)(g)	1,625,000	1,516,496
Monroe Capital MML CLO Ltd., Series 2018-2A, Class D, 4.200% (3 Month LIBOR USD + 4.050%), 11/22/2030 (a)(d)(g)	2,000,000	1,993,186
Monroe Capital MML CLO Ltd., Series 2018-2A, Class E, 7.400% (3 Month LIBOR USD + 7.250%), 11/22/2030 (a)(d)(g)	5,150,000	5,103,320
Monroe Capital MML CLO Ltd., Series 2020-1A, Class D, 7.055% (3 Month LIBOR USD + 6.900%), 8/20/2031 (a)(d)(g)	11,000,000	11,028,501
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 5.138% (3 Month LIBOR USD + 5.000%), 10/22/2031 (a)(d)(g)	1,700,000	1,699,541
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 8.714% (3 Month LIBOR USD + 8.540%), 5/20/2033 (a)(d)(g)	3,486,461	3,476,688
Neuberger Berman CLO Ltd., Series 2016-23A, Class SUB, 0.000%, 10/18/2027 (a)(g)(h)	2,500,000	1,300,000
Neuberger Berman CLO Ltd., Series 2013-15A, Class DR, 3.176% (3 Month LIBOR USD + 3.050%), 10/15/2029 (a)(d)	2,750,000	2,776,760
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class CR, 3.925% (3 Month LIBOR USD + 3.800%), 10/25/2028 (a)(d)	10,000,000	9,992,520
Northwoods Capital Ltd., Series 2018-17A, Class SUB, 0.000%, 4/22/2031 (a)(g)(h)	2,650,000	2,146,500

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Northwoods Capital Ltd., Series 2018-12BA, Class C, 2.269% (3 Month LIBOR USD + 2.150%), 6/16/2031 (a)(d)	$7,050,000	$6,869,520
Oaktree CLO Ltd., Series 2019-4A, Class SUB, 0.000%, 10/20/2032 (a)(g)(h)	3,500,000	2,625,000
Oaktree CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 7/15/2034 (a)(g)(h)	10,000,000	8,350,000
OCP CLO Ltd., Series 2021-21A, Class SUB, 0.000%, 7/20/2034 (a)(g)(h)	3,000,000	2,652,000
Octagon Investment Partners Ltd., Series 2018-18A, Class SUB, 0.000%, 12/16/2024 (a)(g)(h)	4,000,000	1,440,000
Octagon Investment Partners Ltd., Series 2018-18A, Class D, 5.636% (3 Month LIBOR USD + 5.510%), 4/16/2031 (a)(d)	1,700,000	1,622,781
Octagon Investment Partners Ltd., Series 2020-4A, Class D, 4.426% (3 Month LIBOR USD + 4.300%), 10/17/2033 (a)(d)	10,500,000	10,523,814
Octagon Ltd., Series 2021-1A, Class SUB, 0.000%, 7/20/2034 (a)(b)(g)(h)	4,000,000	3,400,000
OZLM Ltd., Series 2015-12A, Class E, 6.836% (3 Month LIBOR USD + 6.650%), 4/30/2027 (a)(d)(g)	1,000,000	860,982
OZLM Ltd., Series 2017-17A, Class SUB, 0.000%, 7/22/2030 (a)(g)(h)	7,000,000	3,220,000
Palmer Square Loan Funding Ltd., Series 2019-3A, Class D, 5.505% (3 Month LIBOR USD + 5.350%), 8/20/2027 (a)(d)	7,750,000	7,749,768
PPM CLO Ltd., Series 2020-4A, Class SUB, 0.000%, 10/20/2031 (a)(g)(h)	2,500,000	2,025,000
Race Point CLO Ltd., Series 2013-8X, Class ER, 7.005% (3 Month LIBOR USD + 6.850%), 2/20/2030 (d)(i)	2,500,000	2,425,828
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(g)(h)	2,500,000	1,525,000
Rockford Tower CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/20/2032 (a)(g)(h)	2,500,000	2,034,250
Rockford Tower CLO Ltd., Series 2019-1A, Class ER, 6.454% (3 Month LIBOR USD + 6.320%), 4/20/2034 (a)(d)	5,000,000	4,915,005
RR Ltd., Series 2018-5A, Class SUB, 0.000%, 10/15/2031 (a)(g)(h)	4,000,000	3,520,000
RR Ltd., Series 2018-5A, Class C, 3.226% (3 Month LIBOR USD + 3.100%), 10/15/2031 (a)(d)	3,400,000	3,428,271
RR Ltd., Series 2020-12A, Class DR2, 6.846% (3 Month LIBOR USD + 6.720%), 1/15/2036 (a)(d)	8,650,000	8,586,872
RR Ltd., Series 2019-6A, Class DR, 5.976% (3 Month LIBOR USD + 5.850%), 4/15/2036 (a)(d)	2,000,000	1,971,958
Saranac CLO VIII Ltd., Series 2020-8A, Class CN, 2.955% (3 Month LIBOR USD + 2.800%), 2/22/2033 (a)(d)	3,000,000	3,013,317
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 8.275% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(d)	5,250,000	5,225,204
Sound Point CLO Ltd., Series 2017-3A, Class D, 6.634% (3 Month LIBOR USD + 6.500%), 10/21/2030 (a)(d)	3,800,000	3,660,692
Sound Point CLO Ltd., Series 2014-1RA, Class E, 6.234% (3 Month LIBOR USD + 6.100%), 7/18/2031 (a)(d)	4,500,000	4,032,549
Steele Creek CLO Ltd., Series 2018-1A, Class C, 2.026% (3 Month LIBOR USD + 1.900%), 4/15/2031 (a)(d)	4,500,000	4,332,618
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 2.019% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(d)(j)	17,806,577	17,276,404
Steele Creek CLO Ltd., Series 2016-1A, Class FR, 7.019% (3 Month LIBOR USD + 6.900%), 6/16/2031 (a)(d)(g)	1,000,000	726,258
Stewart Park CLO Ltd., Series 2015-1A, Class ER, 5.406% (3 Month LIBOR USD + 5.280%), 1/15/2030 (a)(d)	5,250,000	5,041,664
TCW CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 3/20/2034 (a)(g)(h)	5,000,000	4,150,000
THL Credit Wind River CLO Ltd., Series 2012-2A, Class INC, 0.000%, 1/20/2026 (a)(g)(h)	3,000,000	1,050,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Trinitas CLO Ltd., Series 2017-6A, Class ER, 6.941% (3 Month LIBOR USD + 6.816%), 1/25/2034 (a)(d)	$5,700,000	$5,575,512
Venture 40 CLO Ltd., Series 2020-40A, Class D2, 5.410% (3 Month LIBOR USD + 5.260%), 11/24/2031 (a)(d)	9,000,000	9,070,929
Venture 42 CLO Ltd., Series 2021-42A, Class E, 7.481% (3 Month LIBOR USD + 7.300%), 4/17/2034 (a)(d)	3,000,000	2,908,329
Vibrant CLO Ltd., Series 2021-12A, Class SUB, 0.000%, 1/20/2034 (a)(g)(h)	4,350,000	3,610,500
Voya CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/16/2029 (a)(g)(h)	4,900,000	4,434,500
Voya CLO Ltd., Series 2014-2A, Class ER, 7.834% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(d)(g)	2,000,000	1,547,360
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 10/20/2027 (a)(g)(h)	4,900,000	1,470,000
Wellfleet CLO Ltd., Series 2018-2A, Class D, 6.204% (3 Month LIBOR USD + 6.070%), 10/20/2031 (a)(d)	2,175,000	2,107,977
Wellfleet CLO Ltd., Series 2019-XA, Class E, 9.464% (3 Month LIBOR USD + 9.290%), 7/20/2032 (a)(d)(g)	1,500,000	1,495,988
Woodmont Trust, Series 2020-7A, Class D, 5.526% (3 Month LIBOR USD + 5.400%), 1/15/2032 (a)(d)(g)	13,000,000	12,999,584
York CLO Ltd., Series 2016-2A, Class SUB, 0.000%, 1/22/2030 (a)(g)(h)	5,500,000	3,905,000
York CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 1/22/2031 (a)(g)(h)	4,000,000	2,520,000
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 1.976% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(d)	5,700,000	5,644,653
Zais CLO Ltd., Series 2016-2A, Class B, 3.426% (3 Month LIBOR USD + 3.300%), 10/16/2028 (a)(d)	3,150,000	3,110,946
Zais CLO Ltd., Series 2020-15A, Class C, 4.882% (3 Month LIBOR USD + 4.750%), 7/29/2030 (a)(d)	16,500,000	16,500,000
Zais CLO Ltd., Series 2018-2A, Class C, 2.484% (3 Month LIBOR USD + 2.350%), 7/21/2031 (a)(d)	6,750,000	6,419,176

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $526,990,201)		$523,068,709

Commercial Mortgage-Backed Securities – 1.52%
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.233% (1 Month LIBOR USD + 2.140%), 10/15/2037 (a)(d)	5,000,000	5,034,445
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/17/2053	5,000,000	5,088,975
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.850%, 9/17/2053	8,000,000	8,013,376
BPR Trust, Series 2021-KEN, Class A, 1.343% (1 Month LIBOR USD + 1.250%), 2/15/2029 (a)(d)	2,000,000	2,002,500
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.600% (1 Month LIBOR USD + 2.500%), 6/7/2022 (d)	2,392,246	2,400,028
Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.900% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(d)	4,750,000	4,790,912
Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.460% (1 Month LIBOR USD + 15.210%), 11/6/2023 (a)(d)	4,825,000	4,838,245
Commercial Mortgage Trust, Series 2020-SBX, Class A, 1.670%, 1/10/2038 (a)	500,000	511,177
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 0.840% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(d)	1,556,259	1,546,070
Extended Stay America Trust, Series 2021-ESH, Class E, 2.944% (1 Month LIBOR USD + 2.850%), 7/15/2038 (a)(d)	1,000,000	1,011,903

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – (continued)
Extended Stay America Trust, Series 2021-ESH, Class F, 3.794% (1 Month LIBOR USD + 3.700%), 7/15/2038 (a)(d)	$5,300,000	$5,368,073
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.018% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(d)	500,000	459,749
Harvest SBA Loan Trust, Series 2018-1, Class A, 2.342% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(d)	1,787,279	1,732,104
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 1.543% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(d)	3,500,000	3,448,277
KNDR Trust, Series 2021-KIND, Class D, 2.500% (1 Month LIBOR USD + 2.300%), 8/15/2026 (a)(b)(d)	3,000,000	3,007,320
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.472%, 7/15/2040 (g)(h)	2,650,000	1,455,078
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 2.194% (1 Month LIBOR USD + 2.101%), 4/15/2038 (a)(d)	2,000,000	2,017,538
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.235%, 2/16/2046 (a)(g)(h)	10,318,259	65,996
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.235%, 2/16/2046 (a)(g)(h)	1,000,000	147,908
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/2041 (a)	500,000	528,947
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(h)	608,100	612,107
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(h)	7,000,000	7,253,386
Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.610%, 2/25/2050 (a)(h)	741,132	763,196
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (h)	2,000,000	1,792,010
X-CALI Mortgage Trust, Series 2019-1, Class B1, 16.290% (1 Month LIBOR USD + 14.140%), 11/6/2021 (a)(d)	5,950,000	5,906,857
X-CALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(d)	2,700,000	2,742,814
X-CALI Mortgage Trust, Series 2020-2, Class B1, 9.550% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(d)	7,000,000	7,170,891
X-CALI Mortgage Trust, Series 2021-CT2, Class B1, 7.750% (1 Month LIBOR USD + 6.750%), 4/6/2023 (a)(d)	1,237,000	1,240,337
X-CALI Mortgage Trust, Series 2020-5, Class A, 4.250% (1 Month LIBOR USD + 3.250%), 10/16/2023 (a)(d)	5,000,000	5,041,110
X-CALI Mortgage Trust, Series 2020-5, Class B1, 9.250% (1 Month LIBOR USD + 8.250%), 10/16/2023 (a)(d)	7,000,000	7,220,675
X-CALI Mortgage Trust, Series 2021-9, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 3/1/2024 (a)(d)	1,215,000	1,232,865
X-CALI Mortgage Trust, Series 2021-WY4, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 5/6/2024 (a)(d)	2,020,000	2,013,481
X-CALI Mortgage Trust, Series 2021-10, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 6/17/2024 (a)(d)	2,000,000	2,032,082
X-Caliber Funding LLC, Series 2021-MI3, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 5/6/2023 (a)(d)	2,200,000	2,206,252
X-Caliber Funding LLC, Series 2021-GA5, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 5/21/2023 (a)(d)	1,025,000	1,047,575
X-Caliber Funding LLC, 12.300%, 8/15/2023 (a)(h)	5,615,000	5,615,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $112,547,821)		$107,359,259

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – 8.05%
Federal Home Loan Mortgage Corp., Series K-F10, Class A, 0.481% (1 Month LIBOR USD + 0.380%), 7/25/2022 (d)	$97,708	$97,747
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.451% (1 Month LIBOR USD + 0.350%), 8/25/2024 (d)	988,743	991,953
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.461% (1 Month LIBOR USD + 0.360%), 8/25/2024 (d)	686,046	688,074
Federal Home Loan Mortgage Corp., Series K-F53, Class A, 0.491% (1 Month LIBOR USD + 0.390%), 10/25/2025 (d)	201,690	202,185
Federal Home Loan Mortgage Corp., Series K F16, Class A, 0.731% (1 Month LIBOR USD + 0.630%), 3/25/2026 (d)	18,319	18,273
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 0.391% (1 Month LIBOR USD + 0.290%), 8/25/2027 (d)	2,506,468	2,512,752
Federal Home Loan Mortgage Corp., Series K-739, Class A2, 1.336%, 9/25/2027	12,000,000	12,202,452
Federal Home Loan Mortgage Corp., Series K-740, Class A2, 1.470%, 9/25/2027	22,000,000	22,595,430
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 0.337% (SOFR30A + 0.310%), 10/25/2027 (d)	16,729,489	16,810,677
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 0.381% (1 Month LIBOR USD + 0.280%), 10/25/2027 (d)	10,824,963	10,806,106
Federal Home Loan Mortgage Corp., Series K-741, Class A2, 1.603%, 12/25/2027	5,000,000	5,149,875
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 0.207% (SOFR30A + 0.180%), 1/25/2028 (d)	11,249,218	11,252,874
Federal Home Loan Mortgage Corp., Series K-F107, Class AS, 0.300% (SOFR30A + 0.250%), 3/27/2028 (d)	13,000,000	12,991,433
Federal Home Loan Mortgage Corp., Series K-F113, Class AS, 0.280% (SOFR30A + 0.230%), 5/25/2028 (d)	11,999,897	12,030,233
Federal Home Loan Mortgage Corp., Series K-F116, Class AS, 0.237% (SOFR30A + 0.210%), 6/26/2028 (d)	18,500,000	18,523,125
Federal Home Loan Mortgage Corp., Series K-G02, Class A1, 2.044%, 11/25/2028	1,500,000	1,581,276
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 0.641% (1 Month LIBOR USD + 0.540%), 2/25/2029 (d)	84,025	84,550
Federal Home Loan Mortgage Corp., Series K-108, Class A2, 1.517%, 3/25/2030	8,000,000	8,138,032
Federal Home Loan Mortgage Corp., Series K-109, Class A2, 1.558%, 4/25/2030	8,471,000	8,639,996
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 0.401% (1 Month LIBOR USD + 0.300%), 7/25/2030 (d)	6,021,771	6,058,516
Federal Home Loan Mortgage Corp., Series K-116, Class A2, 1.378%, 7/25/2030	13,000,000	13,048,074
Federal Home Loan Mortgage Corp., Series K-117, Class A2, 1.406%, 8/25/2030	8,000,000	8,044,136
Federal Home Loan Mortgage Corp., Series K-F88, Class AS, 0.377% (SOFR30A + 0.350%), 9/25/2030 (d)	4,428,177	4,445,659
Federal Home Loan Mortgage Corp., Series K-F89, Class AS, 0.397% (SOFR30A + 0.370%), 9/25/2030 (d)	7,705,439	7,740,036
Federal Home Loan Mortgage Corp., Series K-F90, Class AS, 0.407% (SOFR30A + 0.380%), 9/25/2030 (d)	7,500,000	7,537,643
Federal Home Loan Mortgage Corp., Series K-F89, Class AL, 0.421% (1 Month LIBOR USD + 0.320%), 9/25/2030 (d)	9,631,799	9,619,133
Federal Home Loan Mortgage Corp., Series K-F90, Class AL, 0.431% (1 Month LIBOR USD + 0.330%), 9/25/2030 (d)	13,000,000	13,016,250
Federal Home Loan Mortgage Corp., Series K-F88, Class AL, 0.431% (1 Month LIBOR USD + 0.330%), 9/25/2030 (d)	14,170,166	14,195,927
Federal Home Loan Mortgage Corp., Series K-118, Class A2, 1.493%, 9/25/2030	10,000,000	10,125,020
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	10,000,000	10,144,830

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series K-119, Class A2, 1.566%, 9/25/2030	$12,000,000	$12,222,792
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 0.387% (SOFR30A + 0.360%), 10/25/2030 (d)	5,000,000	5,023,510
Federal Home Loan Mortgage Corp., Series K-F91, Class AS, 0.407% (SOFR30A + 0.380%), 10/25/2030 (d)	4,998,725	5,022,939
Federal Home Loan Mortgage Corp., Series K-F92, Class AL, 0.431% (1 Month LIBOR USD + 0.330%), 10/25/2030 (d)	3,250,000	3,277,118
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 0.431% (1 Month LIBOR USD + 0.330%), 10/25/2030 (d)	9,997,451	10,009,947
Federal Home Loan Mortgage Corp., Series K-120, Class A2, 1.500%, 10/25/2030	10,000,000	10,163,070
Federal Home Loan Mortgage Corp., Series K-121, Class A2, 1.547%, 10/25/2030	17,000,000	17,345,134
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 0.327% (SOFR30A + 0.300%), 11/25/2030 (d)	1,000,000	1,003,066
Federal Home Loan Mortgage Corp., Series K-F95, Class AL, 0.361% (1 Month LIBOR USD + 0.260%), 11/25/2030 (d)	35,994,087	35,956,581
Federal Home Loan Mortgage Corp., Series K-F94, Class AS, 0.367% (SOFR30A + 0.340%), 11/25/2030 (d)	5,000,000	5,027,920
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 0.401% (1 Month LIBOR USD + 0.300%), 11/25/2030 (d)	8,000,000	8,026,352
Federal Home Loan Mortgage Corp., Series K-G04, Class X1, 0.854%, 11/25/2030 (e)(h)	36,982,245	2,543,898
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030	35,000,000	35,375,655
Federal Home Loan Mortgage Corp., Series K-122, Class A2, 1.521%, 11/25/2030	23,000,000	23,408,250
Federal Home Loan Mortgage Corp., Series K-123, Class A2, 1.621%, 12/25/2030	10,000,000	10,174,810
Federal Home Loan Mortgage Corp., Series K-124, Class A2, 1.658%, 12/25/2030	12,000,000	12,342,000
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 0.227% (SOFR30A + 0.200%), 12/26/2030 (d)	5,000,000	5,004,735
Federal Home Loan Mortgage Corp., Series K-F98, Class AS, 0.237% (SOFR30A + 0.210%), 12/26/2030 (d)	7,000,000	6,996,591
Federal Home Loan Mortgage Corp., Series K-F97, Class AS, 0.277% (SOFR30A + 0.250%), 12/26/2030 (d)	7,500,000	7,484,940
Federal Home Loan Mortgage Corp., Series K-F95, Class AS, 0.327% (SOFR30A + 0.300%), 12/26/2030 (d)	17,000,000	17,116,382
Federal Home Loan Mortgage Corp., Series K-F96, Class AL, 0.361% (1 Month LIBOR USD + 0.260%), 12/26/2030 (d)	500,000	501,801
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	2,000,000	2,105,334
Federal Home Loan Mortgage Corp., Series K-F102, Class AS, 0.227% (SOFR30A + 0.200%), 1/27/2031 (d)	14,000,000	13,991,964
Federal Home Loan Mortgage Corp., Series K-F101, Class AS, 0.227% (SOFR30A + 0.200%), 1/27/2031 (d)	8,000,000	8,025,424
Federal Home Loan Mortgage Corp., Series K-103, Class AS, 0.267% (SOFR30A + 0.240%), 1/27/2031 (d)	4,000,000	4,008,672
Federal Home Loan Mortgage Corp., Series K-F108, Class AS, 0.277% (SOFR30A + 0.250%), 2/25/2031 (d)	3,900,000	3,910,257
Federal Home Loan Mortgage Corp., Series K-F111, Class AS, 0.290% (SOFR30A + 0.240%), 3/25/2031 (d)	5,499,840	5,511,742
Federal Home Loan Mortgage Corp., Series K-F110, Class AS, 0.290% (SOFR30A + 0.240%), 3/25/2031 (d)	8,500,000	8,518,301
Federal Home Loan Mortgage Corp., Series K-F109, Class AS, 0.290% (SOFR30A + 0.240%), 3/25/2031 (d)	8,000,000	8,017,304
Federal Home Loan Mortgage Corp., Series K-F112, Class AS, 0.280% (SOFR30A + 0.230%), 4/25/2031 (d)	4,500,000	4,505,535

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series K-F114, Class AS, 0.270% (SOFR30A + 0.220%), 5/27/2031 (d)	$5,000,000	$5,001,425
Federal Home Loan Mortgage Corp., Series K-F115, Class AS, 0.237% (SOFR30A + 0.210%), 6/25/2031 (d)	4,000,000	4,001,224
Federal Home Loan Mortgage Corp., Series K-F117, Class AS, 0.267% (SOFR30A + 0.240%), 6/25/2031 (d)	4,000,000	4,005,000
Federal National Mortgage Association, Series 2020-M52, Class A2, 1.319%, 10/25/2030 (h)	8,000,000	8,097,816
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.510%, 11/25/2030 (h)	3,500,000	3,542,091

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $567,055,565)		$566,561,847

Commercial Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – 1.27%
Federal Home Loan Mortgage Corp., Series 2015-KF09, Class B, 5.451% (1 Month LIBOR USD + 5.350%), 5/25/2022 (a)(d)	452,353	453,346
Federal Home Loan Mortgage Corp., Series 2016-KF25, Class B, 5.101% (1 Month LIBOR USD + 5.000%), 10/25/2023 (a)(d)	130,091	130,253
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.401% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(d)	4,371,080	4,345,907
Federal Home Loan Mortgage Corp., Series 2017-KF34, Class B, 2.801% (1 Month LIBOR USD + 2.700%), 8/25/2024 (a)(d)	914,729	916,182
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 2.851% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(d)	1,455,275	1,448,798
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 2.601% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(d)	645,991	567,972
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 2.301% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(d)	2,903,746	2,903,673
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 2.251% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(d)	2,134,217	2,124,769
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 2.401% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(d)	3,417,622	3,456,406
Federal Home Loan Mortgage Corp., Series 2020-KF74, Class B, 2.251% (1 Month LIBOR USD + 2.150%), 1/25/2027 (a)(d)	3,039,422	3,043,637
Federal Home Loan Mortgage Corp., Series 2017-KSW3, Class B, 2.851% (1 Month LIBOR USD + 2.750%), 5/25/2027 (a)(d)	2,550,970	2,588,643
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 2.651% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(d)	921,939	920,019
Federal Home Loan Mortgage Corp., Series 2017-KF37, Class B, 2.851% (1 Month LIBOR USD + 2.750%), 6/25/2027 (a)(d)	996,824	985,581
Federal Home Loan Mortgage Corp., Series 2018-KF50, Class B, 2.001% (1 Month LIBOR USD + 1.900%), 7/25/2028 (a)(d)	3,500,697	3,455,370
Federal Home Loan Mortgage Corp., Series 2018-KR07, Class B, 4.081%, 9/25/2028 (a)(h)	2,250,000	2,388,370
Federal Home Loan Mortgage Corp., Series 2018-KF54, Class B, 2.301% (1 Month LIBOR USD + 2.200%), 11/25/2028 (d)	5,813,387	5,696,596
Federal Home Loan Mortgage Corp., Series 2019-KF59, Class B, 2.451% (1 Month LIBOR USD + 2.350%), 2/25/2029 (a)(d)	4,201,226	4,247,548
Federal Home Loan Mortgage Corp., Series 2019-KF61, Class B, 2.301% (1 Month LIBOR USD + 2.200%), 3/25/2029 (a)(d)	1,837,519	1,829,982
Federal Home Loan Mortgage Corp., Series 2019-KG02, Class B, 3.674%, 8/25/2029 (a)(h)	6,000,000	6,236,502

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – (continued)
Federal Home Loan Mortgage Corp., Series 2020-KF76, Class B, 2.851% (1 Month LIBOR USD + 2.750%), 1/25/2030 (a)(d)	$11,695,825	$11,694,340
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M1, 2.050% (SOFR30A + 2.000%), 1/25/2051 (a)(d)	2,517,749	2,542,045
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M2, 3.800% (SOFR30A + 3.750%), 1/25/2051 (a)(d)	3,700,000	3,908,921
Federal National Mortgage Association, Series 2019-01, Class M10, 3.339% (1 Month LIBOR USD + 3.250%), 10/15/2049 (a)(d)	2,000,000	2,031,592
Federal National Mortgage Association, Series 2019-01, Class B10, 5.589% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(d)	1,500,000	1,524,954
Federal National Mortgage Association, Series 2019-01, Class CE, 8.839% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(d)	2,000,000	2,160,026
Federal National Mortgage Association, Series 2020-01, Class M7, 2.039% (1 Month LIBOR USD + 1.950%), 3/25/2050 (a)(d)	3,353,698	3,370,369
Federal National Mortgage Association, Series 2020-01, Class M10, 3.839% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(d)	5,500,000	5,791,968
Federal National Mortgage Association, Series 2020-01, Class CE, 7.589% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(d)	8,000,000	8,802,368

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $87,207,533)		$89,566,137

Common Stocks – 0.21%	Shares
Financial – 0.21%
Annaly Capital Management, Inc.	550,000	4,669,500
Redwood Trust, Inc.	871,366	10,343,114

TOTAL COMMON STOCKS (Cost – $15,230,270)		$15,012,614

Corporate Obligations – 5.90%
Basic Materials – 0.57%
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (a)	7,800,000	8,587,137
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)	4,700,000	4,763,591
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(i)	4,400,000	4,598,000
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	3,500,000	3,646,965
Mercer International, Inc., 5.500%, 1/15/2026	2,600,000	2,662,686
Mercer International, Inc., 5.125%, 2/1/2029	2,100,000	2,144,625
Methanex Corp., 5.125%, 10/15/2027	7,800,000	8,467,797
Resolute Forest Products, Inc., 4.875%, 3/1/2026 (a)	1,800,000	1,864,557
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	3,000,000	3,090,960

		39,826,318

Communications – 0.22%
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (a)	3,994,000	4,058,902
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	3,900,000	4,201,724
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)(b)	3,600,000	3,721,500
Gray Television, Inc., 5.875%, 7/15/2026 (a)	1,700,000	1,757,375
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	1,600,000	1,708,000

		15,447,501

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Shares	Value
Corporate Obligations – (continued)
Consumer, Cyclical – 0.60%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (a)	2,600,000	$2,723,500
Beazer Homes USA, Inc., 5.875%, 10/15/2027	3,400,000	3,540,250
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (a)	1,300,000	1,374,581
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 6/15/2029 (a)	1,800,000	1,834,758
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (a)	400,000	426,500
Century Communities, Inc., 6.750%, 6/1/2027	4,300,000	4,583,778
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (a)	2,200,000	2,460,842
FirstCash, Inc., 4.625%, 9/1/2028 (a)	3,900,000	4,059,822
Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	2,600,000	2,606,825
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029 (a)	2,200,000	2,317,447
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026 (a)	1,300,000	1,364,337
LBM Acquisition LLC, 6.250%, 1/15/2029 (a)	300,000	300,969
Lithia Motors, Inc., 4.375%, 1/15/2031 (a)	3,500,000	3,821,527
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	2,040,000	2,293,195
United Airlines, Inc., 4.375%, 4/15/2026 (a)	3,100,000	3,193,403
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	4,800,000	5,131,296

		42,033,030

Consumer, Non-cyclical – 0.07%
NESCO Holdings II, Inc., 5.500%, 4/15/2029 (a)	1,700,000	1,757,418
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (a)	900,000	876,600
Rent-A-Center, Inc., 6.375%, 2/15/2029 (a)	2,100,000	2,262,036

		4,896,054

Energy – 0.18%
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	900,000	935,145
Renewable Energy Group, Inc., 5.875%, 6/1/2028 (a)	300,000	313,265
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	4,500,000	4,545,720
Western Midstream Operating LP, 4.350%, 2/1/2025	6,900,000	7,236,996

		13,031,126

Financial – 4.03%
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	2,510,000	2,584,147
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	3,107,056
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	11,500,000	11,375,865
B. Riley Financial, Inc., 6.375%, 2/28/2025 (k)	7,000,000	7,260,400
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,946,379
Bank of Commerce Holdings, 5.499% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(d)	2,500,000	2,504,459
Beal Trust I, 3.779%, (6 Month LIBOR USD + 3.625%), 7/30/2037 (d)(g)(l)(m)	2,000,000	1,683,551
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	6,000,000	6,234,391
CenterState Bank Corp., 5.750% (SOFR + 5.617%), 6/1/2030 (d)	4,000,000	4,397,376
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,114,125
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	1,089,140
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(d)	1,000,000	1,081,201
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(d)	1,200,000	1,222,732
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (a)	4,000,000	4,079,994

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Shares	Value
Corporate Obligations – (continued)
Financial – (continued)
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)	4,500,000	$4,625,853
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (d)	2,000,000	2,157,515
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(d)	5,000,000	5,115,117
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (d)	2,000,000	2,125,540
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (d)	1,000,000	1,096,388
First Charter Capital Trust, 1.907% (3 Month LIBOR USD + 1.690%), 9/15/2035 (d)(g)	4,000,000	3,903,563
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	4,285,000	5,052,712
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(d)	1,250,000	1,285,930
First NBC Bank Holding Co., 5.750%, 2/18/2025 (g)(l)(n)	13,500,000	1,312,200
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	5,600,000	5,761,000
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/2025 (a)	4,300,000	4,669,790
Georgia Banking Co., Inc., 4.125% (SOFR + 3.400%), 6/15/2031 (a)(d)	4,000,000	4,025,785
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	900,000	913,275
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,504,701	1,601,771
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (d)	950,000	978,659
Home Point Capital, Inc., 5.000%, 2/1/2026 (a)	2,100,000	1,940,610
Howard Hughes Corp., 5.375%, 8/1/2028 (a)	4,800,000	5,088,000
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	1,500,000	1,525,034
Jacksonville Bancorp, Inc., 3.869% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(d)	1,200,000	1,202,099
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(d)	1,000,000	1,012,702
JPMorgan Chase & Co., 1.097% (3 Month LIBOR USD + 0.950%), 9/30/2034 (d)	3,400,000	3,182,360
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,200,000	4,140,298
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	2,100,000	2,087,631
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	5,800,000	6,676,034
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	1,250,000	1,267,806
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(d)	4,000,000	4,030,163
Metropolitan Bancgroup, Inc., 5.690% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(d)	1,500,000	1,505,916
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,000,000	1,017,170
MGIC Investment Corp., 5.250%, 8/15/2028	5,200,000	5,538,290
Midland States Bancorp, Inc., 5.000% (SOFR + 3.610%), 9/30/2029 (d)	750,000	782,997
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,024,807
MM Finished Lots Holdings LLC, 7.250%, 1/31/2024 (a)	474,741	476,224
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	4,400,000	4,592,500
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)	8,700,000	8,863,125
NexBank Capital, Inc., 4.474% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	1,800,000	1,802,227
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(d)	1,000,000	1,038,689
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	8,307,000	9,497,435
Noah Bank, 9.000%, 4/17/2025 (g)	4,500,000	4,615,042
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(d)	1,000,000	1,058,719
OneMain Finance Corp., 3.500%, 1/15/2027	600,000	611,304
OneMain Finance Corp., 4.000%, 9/15/2030	1,600,000	1,596,000
Pacific Continental Corp., 4.862% (3 Month LIBOR USD + 4.715%), 6/30/2026 (d)	4,150,000	4,151,265
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/2029 (a)	1,800,000	1,843,119
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (a)	4,800,000	5,051,304
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)	900,000	872,438
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)	4,300,000	4,433,364
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (d)	1,500,000	1,563,056
Preferred Pass-Through Trust, 4.663% (N/A + 0.000%), 12/29/2049 (a)(o)	1,000,000	910,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Shares	Value
Corporate Obligations – (continued)
Financial – (continued)
Radian Group, Inc., 6.625%, 3/15/2025	1,800,000	$2,019,213
Radian Group, Inc., 4.875%, 3/15/2027	6,800,000	7,395,102
Ready Capital Corp., 6.200%, 7/30/2026 (k)	8,000,000	8,480,000
Ready Capital Corp., 5.750%, 2/15/2026 (k)	4,500,000	4,658,400
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,500,000	1,516,669
Renasant Corp., 4.500% (SOFR + 4.025%), 9/15/2035 (d)	4,000,000	4,342,781
Southcoast Capital, 1.699%, 9/30/2035 (g)	4,000,000	3,100,000
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	2,200,000	2,310,000
Starwood Property Trust, Inc., 4.750%, 3/15/2025	4,300,000	4,549,529
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (d)	4,000,000	4,164,948
Sterling Bancorp, Inc., 5.946% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(d)	2,050,000	2,053,913
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	4,400,000	4,784,692
TIAA FSB Holdings, Inc., 2.187%, 1/7/2035 (g)	5,000,000	4,625,000
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (d)(g)	4,500,000	4,527,978
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	2,005,247
Trinity Cap, Inc., 7.000%, 1/16/2025 (k)	6,000,000	6,324,000
United Shore Financial Services LLC, 5.500%, 11/15/2025 (a)	2,200,000	2,265,230
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	9,600,000	9,541,920
Western Alliance Bank, 5.250% (SOFR + 5.120%), 6/1/2030 (d)	3,000,000	3,303,045
WSFS Cap Trust, 1.961%, 6/1/2035 (a)(g)	4,000,000	3,600,000
Your Community Bank, 4.774% (3 Month LIBOR USD + 4.590%), 12/15/2025 (d)	4,000,000	4,004,621
Zais Group LLC, 7.000%, 11/15/2023 (a)	1,160,000	1,182,109

		284,058,039

Industrial – 0.20%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	1,700,000	1,778,625
Dycom Industries, Inc., 4.500%, 4/15/2029 (a)	1,100,000	1,115,174
Energizer Holdings, Inc., 4.750%, 6/15/2028 (a)	1,300,000	1,338,558
Seaspan Corp., 5.500%, 8/1/2029 (a)	1,800,000	1,797,228
US Concrete, Inc., 5.125%, 3/1/2029 (a)	2,700,000	2,953,247
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/2028 (a)	4,600,000	4,767,026

		13,749,858

Technology – 0.03%
Seagate HDD Cayman, 3.375%, 7/15/2031 (a)	2,400,000	2,366,064

TOTAL CORPORATE OBLIGATIONS (Cost – $413,006,916)		$415,407,990

Investment Companies – 2.55%
Affiliated Mutual Funds – 2.55%
Angel Oak Core Impact Fund, Institutional Class	2,993,536	30,204,781
Angel Oak Financials Income Fund, Institutional Class	5,147,772	46,432,903
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	39,567,817
Angel Oak Ultrashort Income Fund, Institutional Class	6,258,092	63,018,989

TOTAL INVESTMENT COMPANIES (Cost – $179,235,024)		$179,224,490

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Shares	Value
Preferred Stocks – 0.28%
Financial – 0.06%
Morgan Stanley, 4.000% (3 Month LIBOR USD + 0.700%) (d)	130,497	$3,288,524
TriState Capital Holdings, Inc., 6.375% (3 Month LIBOR USD + 4.088%) (d)	40,000	1,042,400

		4,330,924

Real Estate Investment Trust – 0.22%
AGNC Investment Corp., 6.500% (3 Month LIBOR USD + 4.993%) (d)	129,224	3,327,518
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (d)	320,000	8,307,200
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (d)	168,900	3,918,480

		15,553,198

TOTAL PREFERRED STOCKS (Cost – $19,227,686)		$19,884,122

Residential Mortgage-Backed Securities – 61.53%	Principal Amount
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 0.489% (1 Month LIBOR USD + 0.400%), 12/25/2035 (d)	$657,974	658,238
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.640%, 7/25/2035 (h)	428,729	431,701
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 2.682%, 1/25/2036 (h)(l)	40,121	–
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.088%, 2/25/2036 (h)	7,610,377	6,893,708
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 2.976%, 3/25/2036 (h)	1,770,621	1,647,191
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.501%, 3/25/2036 (h)	832,971	691,228
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 0.449% (1 Month LIBOR USD + 0.360%), 8/25/2036 (d)	1,682,314	1,054,950
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 0.549% (1 Month LIBOR USD + 0.460%), 3/25/2037 (d)	5,194,893	5,100,060
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.364%, 3/25/2037 (h)	403,668	404,720
Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 3.748%, 3/25/2037 (h)	3,791,059	3,691,907
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 3.639%, 6/25/2037 (h)	2,212,658	2,189,116
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 3.639%, 6/25/2037 (h)	2,333,553	2,157,519
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.546%, 6/25/2045 (a)(h)	2,018,000	2,036,806
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.750%, 6/25/2037 (p)	387,773	339,956
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 0.469% (1 Month LIBOR USD + 0.380%), 5/25/2046 (d)	2,149,881	2,064,440
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 0.469% (1 Month LIBOR USD + 0.380%), 5/25/2046 (d)	26,913,407	24,422,544
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.729%, 5/25/2046 (e)(g)(h)	25,052,188	2,944,183
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.067% (12 Month US Treasury Average + 0.960%), 9/25/2046 (d)	1,279,471	1,214,327
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.483%, 12/25/2046 (e)(g)(h)	77,098,295	7,171,606
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.807% (12 Month US Treasury Average + 0.700%), 2/25/2047 (d)(j)	54,680,904	31,908,932
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 3.265%, 6/25/2047 (e)(g)(h)	22,447,943	1,881,272
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.883%, 9/25/2035 (p)	4,810,860	3,873,069

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 1.911% (6 Month LIBOR USD + 1.750%), 12/25/2036 (d)	$4,932,785	$4,561,652
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (p)	6,302,886	2,947,299
American Home Mortgage Investment Trust, Series 2007-A, Class 13A1, 6.600%, 1/25/2037 (a)(p)	2,306,133	1,001,314
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.692% (1 Month LIBOR USD + 0.600%), 9/25/2045 (d)	7,221,276	6,613,310
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 3.246% (1 Month LIBOR USD + 3.140%), 9/25/2045 (d)	540,718	520,740
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.549% (1 Month LIBOR USD + 0.460%), 3/25/2047 (d)	4,550,525	2,574,860
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 0.249% (1 Month LIBOR USD + 0.160%), 5/25/2047 (d)	22,399,032	17,668,670
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.279% (1 Month LIBOR USD + 0.190%), 5/25/2047 (d)	22,811,561	13,260,862
Banc of America Funding Trust, Series 2015-R8, Class 3A2, 3.078%, 8/28/2035 (a)(h)	1,863,934	1,789,024
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	475,671	480,960
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (h)	3,881,950	2,195,441
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 6.359%, 10/25/2036 (p)	4,256,044	2,395,216
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 6.498%, 10/25/2036 (p)	11,422,862	6,133,106
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (c)	192,692	111,370
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 0.689% (1 Month LIBOR USD + 0.600%), 4/25/2037 (d)	3,027,494	2,148,679
Bank of America Funding Trust, Series 2009-R14, Class 2A, 14.839% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(d)(q)	359,341	417,198
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.737%, 9/20/2035 (h)	2,302,338	2,161,387
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.019%, 5/20/2036 (h)	1,022,549	1,038,136
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.464% (1 Month LIBOR USD + 0.380%), 10/20/2036 (d)	8,425,810	7,511,980
Bank of America Funding Trust, Series 2007-2, Class 1A16, 0.689% (1 Month LIBOR USD + 0.600%), 3/25/2037 (d)	2,978,489	2,170,458
Bank of America Funding Trust, Series 2007-2, Class TA4, 0.889% (1 Month LIBOR USD + 0.800%), 3/25/2037 (d)	5,778,551	4,927,324
Bank of America Funding Trust, Series 2014-R1, Class A2, 0.392% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(d)	5,930,965	5,278,173
Bank of America Funding Trust, Series 2007-A, Class 2A1, 0.404% (1 Month LIBOR USD + 0.320%), 2/20/2047 (d)	2,541,173	2,386,083
Bank of America Funding Trust, Series 2007-A, Class 2A5, 0.544% (1 Month LIBOR USD + 0.460%), 2/20/2047 (d)	1,563,333	1,440,326
Bank of America Funding Trust, Series 2007-B, Class A1, 0.504% (1 Month LIBOR USD + 0.420%), 4/20/2047 (d)	4,089,128	3,632,413
Bank of America Funding Trust, Series 2007-C, Class 7A4, 0.524% (1 Month LIBOR USD + 0.440%), 5/20/2047 (d)	2,803,818	2,682,552
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	1,257,337	1,215,565
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (c)	444,851	413,777
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(h)	1,880,065	1,833,528
BCAP LLC Trust, Series 2010-RR6, Class 1410, 2.846%, 12/27/2035 (a)(h)	6,063,559	5,174,308

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 0.372% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(d)	$2,352,707	$1,609,872
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.100%, 5/28/2036 (a)(h)	1,657,962	1,629,218
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 2.962%, 5/28/2036 (a)(h)	3,812,319	3,225,359
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 0.262%, 1/27/2037 (a)(h)	1,284,111	1,200,368
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 2.743%, 1/28/2037 (a)(h)	7,586,668	7,322,022
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 0.509% (1 Month LIBOR USD + 0.420%), 4/25/2037 (d)	1,579,725	1,474,282
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.289% (1 Month LIBOR USD + 1.200%), 10/25/2047 (d)(j)	23,440,417	22,507,559
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 2.582%, 8/25/2035 (h)	2,429,006	2,300,412
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1, 2.423%, 2/25/2036 (h)	1,251,464	1,159,905
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 2.911%, 7/25/2036 (h)	540,854	530,842
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 2.792%, 6/25/2034 (h)	585,569	606,115
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 4.488%, 7/25/2035 (h)	551,584	554,635
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 2.815%, 9/25/2035 (h)	3,524,738	3,421,901
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.975%, 9/25/2035 (h)(j)	16,791,547	14,717,153
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.089% (1 Month LIBOR USD + 1.000%), 8/25/2035 (d)	1,814,919	1,458,512
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 0.589% (1 Month LIBOR USD + 0.500%), 5/25/2037 (d)	31,728	30,991
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,424,600	1,805,918
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 0.299% (1 Month LIBOR USD + 0.210%), 7/25/2036 (d)	646,572	623,067
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.269% (1 Month LIBOR USD + 0.180%), 10/25/2036 (d)(j)	21,423,988	20,187,674
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 0.249% (1 Month LIBOR USD + 0.160%), 1/25/2037 (d)	4,746,911	4,584,045
Bellemeade Re Ltd., Series 2018-1A, Class M2, 2.989% (1 Month LIBOR USD + 2.900%), 4/25/2028 (a)(d)	10,000,000	10,303,890
Bellemeade Re Ltd., Series 2018-3A, Class M2, 2.839% (1 Month LIBOR USD + 2.750%), 10/25/2028 (a)(d)	28,196,741	28,392,483
Bellemeade Re Ltd., Series 2019-2A, Class M2, 3.189% (1 Month LIBOR USD + 3.100%), 4/25/2029 (a)(d)	22,150,000	23,482,965
Bellemeade Re Ltd., Series 2019-2A, Class B1, 4.189% (1 Month LIBOR USD + 4.100%), 4/25/2029 (a)(d)	9,180,000	9,907,267
Bellemeade Re Ltd., Series 2019-4A, Class M1C, 2.589% (1 Month LIBOR USD + 2.500%), 10/25/2029 (a)(d)	13,499,500	13,594,496
Bellemeade Re Ltd., Series 2020-4A, Class M2B, 3.689% (1 Month LIBOR USD + 3.600%), 6/25/2030 (a)(d)	12,000,000	12,144,684
Bellemeade Re Ltd., Series 2020-1A, Class B1, 4.489% (1 Month LIBOR USD + 4.400%), 6/25/2030 (a)(d)	766,511	774,796
Bellemeade Re Ltd., Series 2020-4A, Class B1, 5.089% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(d)	2,500,000	2,532,065
Bellemeade Re Ltd., Series 2020-2A, Class M1C, 4.089% (1 Month LIBOR USD + 4.000%), 8/26/2030 (a)(d)	3,750,000	3,868,421

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Bellemeade Re Ltd., Series 2020-3A, Class Mw, 4.939% (1 Month LIBOR USD + 4.850%), 10/25/2030 (a)(d)	$2,600,969	$2,783,440
Bellemeade Re Ltd., Series 2021-1A, Class M1B, 2.250% (SOFR30A + 2.200%), 3/25/2031 (a)(d)	1,700,000	1,751,308
Bellemeade Re Ltd., Series 2021-1A, Class M2, 4.900% (SOFR30A + 4.850%), 3/25/2031 (a)(d)	5,750,000	6,268,673
Bellemeade Re Ltd., Series 2021-1A, Class M2, 2.910% (SOFR30A + 2.900%), 6/25/2031 (a)(d)	13,250,000	13,352,290
BNC Mortgage Loan Trust, Series 2006-2, Class A5, 0.709% (1 Month LIBOR USD + 0.620%), 11/25/2036 (d)	33,000,000	22,779,306
BRAVO Residential Funding Trust, Series 2019-NQM1, Class M1, 2.997%, 7/25/2059 (a)(h)	5,025,000	5,100,908
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B1, 4.006%, 7/25/2059 (a)(h)	4,782,000	4,864,513
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B2, 5.689%, 7/25/2059 (a)(h)	1,500,000	1,511,650
BRAVO Residential Funding Trust, Series 2019-NQM2, Class B2, 4.797%, 11/25/2059 (a)(h)	3,000,000	3,030,744
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.671%, 7/25/2049 (a)(p)	7,616,000	7,772,379
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/2036 (a)(h)	2,709,550	2,713,912
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.595%, 2/25/2046 (a)(h)	3,000,000	2,818,227
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 1.400% (SOFR30A + 1.350%), 2/25/2050 (a)(d)	3,300,000	3,324,720
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 1.600% (SOFR30A + 1.550%), 2/25/2050 (a)(d)	3,913,000	3,942,312
Chase Mortgage Finance Corp., Series 2021-CL1, Class M4, 2.700% (SOFR30A + 2.650%), 2/25/2050 (a)(d)	4,048,000	4,078,324
Chase Mortgage Finance Corp., Series 2021-CL1, Class M5, 3.300% (SOFR30A + 3.250%), 2/25/2050 (a)(d)	1,619,000	1,631,128
Chase Mortgage Finance Corp., Series 2021-CL1, Class B, 6.550% (SOFR30A + 6.500%), 2/25/2050 (a)(d)	2,159,000	2,175,173
Chase Mortgage Finance Trust, Series 2006-A1, Class 2A2, 3.005%, 9/25/2036 (h)	1,323,605	1,211,442
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	888,183	580,374
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,283,958	1,809,818
Chase Mortgage Reference Notes, Series 2019-CL1, Class M2, 1.789% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(d)	5,643,495	5,723,356
Chase Mortgage Reference Notes, Series 2019-CL1, Class M4, 2.689% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(d)	2,089,397	2,018,092
Chase Mortgage Reference Notes, Series 2021-CL1, Class M5, 3.700% (SOFR30A + 3.650%), 3/27/2051 (a)(d)	611,780	617,559
Chase Mortgage Reference Notes, Series 2020-CL1, Class M2, 2.589% (1 Month LIBOR USD + 2.500%), 10/25/2057 (a)(d)	5,354,523	5,398,050
Chase Mortgage Reference Notes, Series 2020-CL1, Class M3, 3.439% (1 Month LIBOR USD + 3.350%), 10/25/2057 (a)(d)	3,804,550	3,811,607
Chase Mortgage Reference Notes, Series 2020-CL1, Class M4, 4.439% (1 Month LIBOR USD + 4.350%), 10/25/2057 (a)(d)	1,712,047	1,783,589
Chase Mortgage Reference Notes, Series 2020-CL1, Class M5, 5.689% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(d)	3,288,255	3,454,999
Chase Mortgage Reference Notes, Series 2020-CL1, Class B, 10.089% (1 Month LIBOR USD + 10.000%), 10/25/2057 (a)(d)	6,750,000	7,234,393
Chase Mortgage Referent Notes, Series 2021-CL1, Class B, 6.950% (SOFR30A + 6.900%), 3/27/2051 (a)(d)	1,151,000	1,161,886
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	1,744,183	1,475,958

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.589% (1 Month LIBOR USD + 0.500%), 2/25/2037 (d)	$2,419,634	$1,007,495
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	1,679,266	1,359,870
ChaseFlex Trust, Series 2007-2, Class A1, 0.369% (1 Month LIBOR USD + 0.280%), 5/25/2037 (d)	3,937,415	3,778,627
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 0.409% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(d)	2,359,135	2,373,011
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 0.339% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(d)	2,023,365	2,086,138
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 0.669% (1 Month LIBOR USD + 0.580%), 10/25/2035 (a)(d)	3,737,116	3,981,527
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.239% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(d)	2,842,082	2,715,177
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.289% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(d)	3,169,546	3,011,791
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 0.289% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(d)	2,157,106	2,130,735
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 0.269% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(d)	3,299,188	3,140,817
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 0.319% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(d)	4,848,424	4,889,786
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.411%, 4/25/2037 (a)(e)(g)(h)	25,352,148	370,446
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 0.299% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(d)	877,293	912,021
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 0.369% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(d)	5,820,291	5,764,102
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 0.239% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(d)	4,089,528	4,182,323
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 0.219% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(d)	12,137,973	12,347,499
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 0.269% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(d)	6,147,492	5,545,597
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 0.219% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(d)	1,215,059	1,158,594
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 0.269% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(d)	5,188,194	4,428,949
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 0.219% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(d)(j)	10,484,577	10,316,865
CIM Trust, Series 2019-J1, Class B5, 4.011%, 8/25/2049 (a)(h)	613,000	602,707
CIM Trust, Series 2021-J1, Class B6, 2.672%, 3/25/2051 (a)(h)	1,416,978	466,652
CIM Trust, Series 2021-J1, Class B5, 2.672%, 3/25/2051 (a)(h)	810,000	645,335
CIM Trust, Series 2021-J1, Class B4, 2.672%, 3/25/2051 (a)(h)	1,402,842	1,347,355
CIM Trust, Series 2021-J2, Class B2, 2.683%, 4/25/2051 (a)(h)	6,180,353	6,060,862
CIM Trust, Series 2021-J2, Class B6, 2.683%, 4/25/2051 (a)(h)	1,438,139	492,637
CIM Trust, Series 2021-J2, Class B5, 2.683%, 4/25/2051 (a)(h)	718,000	393,135
CIM Trust, Series 2021-J2, Class B4, 2.683%, 4/25/2051 (a)(h)	1,663,903	1,146,163
CIM Trust, Series 2021-J2, Class B3, 2.683%, 4/25/2051 (a)(h)	3,327,806	3,176,401
CIM Trust, Series 2021-J2, Class B1, 2.683%, 4/25/2051 (a)(h)	8,318,523	8,297,502

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CIM Trust, Series 2021-J3, Class B4, 2.624%, 6/25/2051 (a)(h)	$1,281,000	$887,624
CIM Trust, Series 2021-J3, Class B6, 2.624%, 6/25/2051 (a)(h)	800,773	276,601
CIM Trust, Series 2021-J3, Class B5, 2.624%, 6/25/2051 (a)(h)	481,000	268,523
Citicorp Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (c)	36,898	25,173
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.409% (1 Month LIBOR USD + 0.320%), 1/25/2037 (d)	4,289,190	4,100,706
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 2.928%, 3/25/2037 (h)	3,634,606	3,229,795
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class B1, 3.970%, 7/25/2049 (a)(h)	3,000,000	3,056,952
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.875%, 11/25/2070 (a)(p)	10,982,000	11,227,558
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 0.889% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(d)	2,668,333	2,415,778
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 2.842%, 8/25/2035 (h)	441,029	452,547
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	2,959,184	2,614,989
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.882%, 11/25/2035 (h)	1,906,912	1,647,897
Citigroup Mortgage Loan Trust, Inc., Series 2006-4, Class 2A1A, 6.000%, 12/25/2035	615,384	641,488
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 0.392% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(d)	217,417	227,678
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 0.739% (1 Month LIBOR USD + 0.650%), 9/25/2036 (d)	2,036,621	1,553,386
CitiMortgage Alternative Loan Trust, Series 2006A4, Class 1A3, 6.000%, 9/25/2036	3,805,254	3,803,199
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (c)	78,997	43,617
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 0.739% (1 Month LIBOR USD + 0.650%), 12/25/2036 (d)	5,581,838	4,317,641
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (h)	2,905,190	2,719,822
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 0.639% (1 Month LIBOR USD + 0.550%), 1/25/2037 (d)	9,552,676	7,291,538
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (c)	140,336	73,220
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 0.689% (1 Month LIBOR USD + 0.600%), 3/25/2037 (d)	3,114,103	2,355,040
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (c)	163,777	88,293
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 0.689% (1 Month LIBOR USD + 0.600%), 4/25/2037 (d)	2,000,071	1,458,188
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 0.589% (1 Month LIBOR USD + 0.500%), 5/25/2037 (d)	5,283,513	4,293,430
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 0.689% (1 Month LIBOR USD + 0.600%), 6/25/2037 (d)	2,158,870	1,574,246
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/27/2065 (a)(h)	858,335	871,828
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(h)	3,605,000	3,637,167
COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A3, 1.420%, 5/25/2065 (a)(h)	2,239,918	2,270,340
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 0.489% (1 Month LIBOR USD + 0.400%), 2/25/2035 (d)	834,594	742,232
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	471,410	462,098
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 2.225%, 5/25/2035 (e)(g)(h)	25,154,072	1,766,093
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.279%, 6/25/2035 (e)(g)(h)	21,973,557	1,409,823
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 0.544% (1 Month LIBOR USD + 0.460%), 7/20/2035 (d)	5,161,969	5,056,113
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 1.417% (12 Month US Treasury Average + 1.310%), 7/20/2035 (d)	631,063	591,257

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 1.473%, 7/20/2035 (e)(g)(h)	$13,121,350	$436,403
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 0.389% (1 Month LIBOR USD + 0.300%), 7/25/2035 (d)(j)	5,545,874	4,388,672
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 1.456%, 8/25/2035 (e)(g)(h)	27,209,259	1,133,483
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 1.934%, 8/25/2035 (h)	741,408	663,811
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.024%, 8/25/2035 (h)	624,823	633,040
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	720,746	618,475
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 0.749% (1 Month LIBOR USD + 0.660%), 9/25/2035 (d)	517,115	468,418
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 2.513%, 9/25/2035 (e)(g)(h)	4,260,509	430,742
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 3.005%, 9/25/2035 (e)(g)(h)	60,380,743	3,223,003
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 0.769% (1 Month LIBOR USD + 0.680%), 10/25/2035 (d)	1,459,203	1,110,792
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.176%, 10/25/2035 (e)(g)(h)	22,498,056	1,635,519
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.313%, 11/20/2035 (e)(g)(h)	17,161,399	1,213,002
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 2.363%, 11/20/2035 (e)(g)(h)	20,500,665	1,385,496
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.659%, 11/20/2035 (e)(g)(h)	24,456,097	2,105,034
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 0.489% (1 Month LIBOR USD + 0.400%), 11/25/2035 (d)	3,222,914	2,084,629
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 0.669% (1 Month LIBOR USD + 0.580%), 11/25/2035 (d)	151,484	140,003
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.086%, 11/25/2035 (e)(g)(h)	27,068,250	1,840,776
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.609% (1 Month LIBOR USD + 0.520%), 12/25/2035 (d)	1,585,748	1,548,822
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	4,512,276	4,181,819
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	2,020,435	1,854,114
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	1,529,899	1,325,608
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (e)(g)(h)	4,031,060	51,412
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.249%, 5/25/2036 (e)(g)(h)	20,288,445	1,403,960
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 0.689% (1 Month LIBOR USD + 0.600%), 8/25/2036 (d)	4,510,120	2,676,797
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (d)	714,083	570,740
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 0.389% (1 Month LIBOR USD + 0.300%), 10/25/2036 (d)	1,989,970	1,178,241
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	735,570	673,515
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	8,083,607	5,445,772
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	651,881	571,975
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	3,129,668	2,076,917
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.330%, 3/20/2046 (e)(g)(h)	13,864,096	1,027,995
CountryWide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.469% (1 Month LIBOR USD + 0.380%), 7/25/2046 (d)	4,118,746	3,648,492
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 1.983%, 8/25/2046 (e)(g)(h)	16,797,251	690,753
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.983%, 8/25/2046 (e)(g)(p)	29,293,664	1,745,258
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 2.048%, 8/25/2046 (e)(g)(h)	27,481,495	1,575,432

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 0.229% (1 Month LIBOR USD + 0.140%), 4/25/2047 (d)	$5,208,674	$4,973,632
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.589% (1 Month LIBOR USD + 0.500%), 8/25/2047 (d)	3,625,279	1,810,497
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (e)(g)(h)	2,642,869	160,742
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(e)(h)	15,517,064	875,349
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.733%, 12/20/2035 (a)(e)(h)	53,795,562	4,043,490
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-20, Class X, 1.684%, 10/25/2034 (e)(g)(h)	8,075,372	393,109
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 0.829% (1 Month LIBOR USD + 0.740%), 2/25/2035 (d)	1,704,280	1,634,463
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.322%, 2/25/2035 (e)(g)(h)	4,432,749	169,335
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 1.783%, 2/25/2035 (e)(g)(h)	17,243,162	837,811
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 0.729% (1 Month LIBOR USD + 0.640%), 3/25/2035 (d)	933,742	874,000
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.857%, 3/25/2035 (e)(g)(h)	1,302,540	34,097
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 2.120%, 3/25/2035 (e)(g)(h)	4,312,416	362,321
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 2.185%, 3/25/2035 (e)(g)(h)	10,647,084	735,671
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.598%, 3/25/2035 (h)	4,802,902	4,352,885
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 2.153%, 4/25/2035 (e)(h)	7,581,811	321,674
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 2.688%, 3/20/2036 (h)	5,735,637	5,046,133
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	1,595,735	1,485,241
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.184%, 7/25/2036 (e)(g)(h)	22,133,009	120,182
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,547,196	1,236,832
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	808,827	681,596
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 0.739% (1 Month LIBOR USD + 0.650%), 7/25/2037 (d)	4,952,319	1,310,621
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	2,234,717	1,471,593
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	2,994,187	2,445,906
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 2A1, 5.250%, 8/25/2035 (j)	9,639,370	7,402,689
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	2,504,206	2,152,150

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 2.680%, 7/27/2035 (a)(h)	$6,803,654	$6,098,769
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(d)	391,142	394,860
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(h)	3,031,450	3,096,002
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(h)	1,539,950	1,573,479
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.673%, 1/25/2060 (a)(e)(h)	256,121,198	11,373,574
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 3.969%, 1/25/2060 (a)(h)	7,205,554	5,664,934
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 3.969%, 1/25/2060 (a)(h)	7,204,424	6,463,600
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 0.789% (1 Month LIBOR USD + 0.700%), 5/25/2036 (d)	2,042,010	1,189,920
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,334,743	1,080,704
CSMC Pass-Through Trust, Series 2021-INV1, 0.000%, 7/25/2051 (h)	235,934,173	246,433,008
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(p)	6,077,893	6,205,407
CSMC Trust, Series 2019-AFC1, Class M1, 3.061%, 8/25/2049 (a)(h)	11,155,839	11,335,481
CSMC Trust, Series 2019-AFC1, Class B1, 4.065%, 8/25/2049 (a)(h)	6,465,143	6,518,306
CSMC Trust, Series 2017-RPL3, Class B5, 4.450%, 8/25/2057 (a)(h)	10,696,690	10,626,702
CSMC Trust, Series 2019-RPL10, Class A2, 3.015%, 12/25/2059 (a)(p)	30,776,200	30,686,610
CSMCM Trust, Series 2018-RPL3, 2.984%, 7/25/2050 (a)(g)	12,705,524	12,031,191
CSMCM Trust, Series 2018-RPL1, Class CERT, 3.604%, 7/25/2057 (a)(g)(h)	15,184,787	13,759,284
CSMCM Trust, Series 2018-SP3, Class CERT, 3.088%, 9/25/2058 (a)(h)	13,849,219	13,510,010
Deephaven Residential Mortgage Trust, Series 2019-4A, Class B2, 4.915%, 10/25/2059 (a)(h)	11,300,000	11,344,612
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 5/25/2065 (a)	5,114,872	5,180,373
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 0.589% (1 Month LIBOR USD + 0.500%), 4/25/2035 (d)	429,657	398,675
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.399% (1 Month LIBOR USD + 0.310%), 8/25/2035 (d)	2,499,952	2,202,107
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	4,413,163	3,887,097
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	288,138	244,387
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	472,380	479,317
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.867%, 2/25/2036 (h)	520,306	477,229
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.329% (1 Month LIBOR USD + 0.240%), 8/25/2036 (d)(j)	3,431,318	3,182,221
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 0.569% (1 Month LIBOR USD + 0.480%), 3/25/2037 (d)	76,432,950	8,117,485
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (c)	582,949	383,590
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 0.789% (1 Month LIBOR USD + 0.700%), 6/25/2037 (d)	23,711,039	22,363,470
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 0.329% (1 Month LIBOR USD + 0.240%), 1/25/2047 (d)(j)	10,146,348	9,920,855
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.449% (1 Month LIBOR USD + 0.360%), 1/25/2047 (d)	1,325,615	1,151,219
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2, Class A1, 0.877% (12 Month US Treasury Average + 0.770%), 4/25/2047 (d)	831,141	797,323

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.219% (1 Month LIBOR USD + 0.130%), 8/25/2047 (d)	$6,581,470	$6,230,066
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.279% (1 Month LIBOR USD + 0.190%), 8/25/2047 (d)	7,237,751	7,095,262
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.289% (1 Month LIBOR USD + 0.200%), 8/25/2047 (d)	1,750,524	1,655,429
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 0.289% (1 Month LIBOR USD + 0.200%), 8/25/2047 (d)(j)	10,549,359	10,303,063
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 0.299% (1 Month LIBOR USD + 0.210%), 8/25/2047 (d)	20,587,800	19,868,298
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2B, 5.600%, 2/25/2036 (h)	4,561,596	4,775,170
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (h)	4,545,153	4,647,851
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (h)	3,941,362	3,911,818
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (h)	474,953	475,358
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (h)	2,113,186	2,111,462
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (h)	666,788	664,742
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 6.593%, 6/25/2036 (p)	462,401	443,537
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (h)(j)	2,326,951	2,214,113
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.800%, 7/25/2036 (p)	225,713	213,986
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Classs A1C, 6.000%, 10/25/2036 (h)	6,188,842	6,250,248
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.500%, 10/25/2036 (j)(p)	8,326,885	8,283,210
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 2.885%, 8/25/2037 (a)(h)(j)	10,302,319	10,229,811
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.035%, 6/27/2037 (a)(h)(j)	16,208,021	17,482,149
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	504,214
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 0.289% (1 Month LIBOR USD + 0.200%), 10/19/2036 (d)	22,277,541	19,732,799
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 0.229% (1 Month LIBOR USD + 0.140%), 3/19/2037 (d)(j)	27,239,829	25,819,000
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 0.229% (1 Month LIBOR USD + 0.140%), 3/19/2037 (d)(j)	41,149,026	37,289,947
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.909% (1 Month LIBOR USD + 0.820%), 9/19/2044 (d)	902,559	857,074
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 2.263%, 9/19/2044 (e)(g)(h)	18,981,666	1,118,020
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (l)	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.367%, 11/19/2044 (e)(g)(h)	18,521,136	1,086,746

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 1A1A, 0.809% (1 Month LIBOR USD + 0.720%), 1/19/2045 (d)	$10,376,843	$9,481,654
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 2.473%, 1/19/2045 (e)(g)(h)	16,876,028	1,013,945
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (l)	1,000,000	9,517
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.629% (1 Month LIBOR USD + 0.540%), 3/19/2045 (d)(j)	22,619,664	20,395,857
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.664%, 3/19/2045 (e)(g)(h)	27,778,139	1,732,689
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.509% (1 Month LIBOR USD + 0.420%), 6/19/2045 (d)	5,068,460	5,033,417
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 0.529% (1 Month LIBOR USD + 0.440%), 6/19/2045 (d)	2,671,116	2,539,668
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 0.609% (1 Month LIBOR USD + 0.520%), 8/19/2045 (d)	184,931	155,643
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 0.609% (1 Month LIBOR USD + 0.520%), 8/19/2045 (d)	1,371,917	1,319,831
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.027% (12 Month US Treasury Average + 0.920%), 3/19/2046 (d)	12,032,767	11,386,463
Eagle RE Ltd., Series 2018-1, Class M2, 3.089% (1 Month LIBOR USD + 3.000%), 11/27/2028 (a)(d)	11,008,500	11,105,210
Eagle RE Ltd., Series 2019-1, Class M2, 3.389% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(d)	22,100,000	22,543,613
Eagle RE Ltd., Series 2019-1, Class B1, 4.589% (1 Month LIBOR USD + 4.500%), 4/25/2029 (a)(d)	5,000,000	5,217,735
Eagle RE Ltd., Series 2020-1, Class M1C, 1.889% (1 Month LIBOR USD + 1.800%), 1/25/2030 (a)(d)	3,500,000	3,509,523
Eagle RE Ltd., Series 2020-1, Class M2, 2.089% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(d)	23,461,850	23,051,150
Eagle RE Ltd., Series 2020-1, Class B1, 2.939% (1 Month LIBOR USD + 2.850%), 1/25/2030 (a)(d)	2,000,000	2,062,700
Eagle RE Ltd., Series 2020-2, Class M2, 5.689% (1 Month LIBOR USD + 5.600%), 10/25/2030 (a)(d)	3,500,000	3,833,049
Eagle RE Ltd., Series 2021-1, Class M2, 4.500% (SOFR30A + 4.450%), 10/25/2033 (a)(d)	6,000,000	6,372,570
Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.469%, 11/25/2059 (a)(h)	3,000,000	3,068,409
Ellington Financial Mortgage Trust, Series 2020-2, Class B2, 4.804%, 10/25/2065 (a)(h)	3,626,000	3,658,409
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.556%, 11/25/2035 (h)	1,359,401	1,245,288
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	7,979	7,200
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 0.589% (1 Month LIBOR USD + 0.500%), 4/25/2036 (d)	4,089,212	2,100,231
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	242,100	175,234
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.483%, 5/25/2036 (h)	543,533	501,790
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	1,394,328	1,090,578
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	1,434,537	1,122,027

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	$7,422,315	$6,224,071
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	9,688,936	5,930,210
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.823%, 9/25/2035 (h)	44,326	41,666
Flagstar Mortgage Trust, Series 2017-2, Class B5, 4.095%, 10/25/2047 (a)(h)	1,153,000	1,243,651
Flagstar Mortgage Trust, Series 2018-2, Class B5, 4.056%, 4/25/2048 (a)(h)	2,953,541	2,950,346
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 3.130%, 2/27/2051 (a)(h)	2,932,342	1,200,844
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.130%, 2/27/2051 (a)(h)	1,222,000	782,266
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.130%, 2/27/2051 (a)(h)	2,901,514	2,651,383
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.813%, 4/25/2051 (a)(h)	1,343,000	789,703
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.813%, 4/25/2051 (a)(h)	1,792,016	644,085
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.813%, 4/25/2051 (a)(h)	1,340,188	917,341
Flagstar Mortgage Trust, Series 2021-4, Class B5, 2.722%, 6/25/2051 (a)(h)	1,497,998	1,191,644
Flagstar Mortgage Trust, Series 2021-4, Class B4, 2.722%, 6/25/2051 (a)(h)	1,747,498	1,576,102
Flagstar Mortgage Trust, Series 2021-4, Class B6C, 2.722%, 6/25/2051 (a)(h)	3,378,231	1,268,674
Flagstar Mortgage Trust, Series 2021-6INV, Class B3, 3.526%, 8/25/2051 (a)(h)	12,302,500	13,043,566
Flagstar Mortgage Trust, Series 2021-6INV, Class B1, 3.526%, 8/25/2051 (a)(h)	5,978,350	6,535,807
Flagstar Mortgage Trust, Series 2021-6INV, Class B5, 3.526%, 8/25/2051 (a)(h)	3,163,500	2,829,722
Flagstar Mortgage Trust, Series 2021-6INV, Class B6C, 3.526%, 8/25/2051 (a)(h)	10,897,225	6,590,544
Flagstar Mortgage Trust, Series 2021-6INV, Class B4, 3.526%, 8/25/2051 (a)(h)	8,786,550	8,460,165
Flagstar Mortgage Trust, Series 2021-6INV, Class B2, 3.526%, 8/25/2051 (a)(h)	14,060,000	15,154,543
GCAT Trust, Series 2019-NQM2, Class A2, 3.060%, 9/25/2059 (a)(p)	1,548,999	1,552,430
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.232%, 9/19/2035 (h)	103,219	98,951
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.049%, 4/19/2036 (h)	854,704	787,444
Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064 (a)	3,484,133	3,505,487
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class X1, 1.000%, 4/25/2036 (e)(g)	29,439,771	1,078,791
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 0.269% (1 Month LIBOR USD + 0.180%), 1/25/2037 (d)	10,482,601	9,819,535
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.309% (1 Month LIBOR USD + 0.220%), 6/25/2037 (d)	3,429,675	3,399,576
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 0.709% (1 Month LIBOR USD + 0.620%), 10/25/2045 (d)	1,687,563	1,597,744
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X4, 2.767%, 10/25/2045 (e)(g)(h)	14,635,222	1,081,353
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 2.581%, 6/25/2045 (e)(g)(h)	8,453,501	615,347
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 2.728%, 8/25/2045 (e)(g)(h)	25,658,690	2,519,144
GS Mortgage Securities Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(h)	10,646,825	11,117,851
GS Mortgage Securities Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(h)	4,622,501	4,719,772
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.071%, 1/25/2043 (a)(e)(g)(h)	472,730,655	578,622
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX4, 0.250%, 1/25/2043 (a)(e)(g)(h)	49,327,154	256,008
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.821%, 3/25/2044 (a)(h)	1,872,498	1,690,688
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.821%, 4/25/2045 (a)(h)	1,606,126	1,140,561

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.301%, 8/25/2049 (a)(h)	$577,000	$585,233
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.301%, 8/25/2049 (a)(h)	1,500,000	1,487,518
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 4.059%, 3/25/2050 (a)(h)	1,743,216	1,188,134
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class AIOS, 0.215%, 3/25/2051 (e)(h)	262,046,094	987,128
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class AX1, 0.339%, 3/25/2051 (e)(h)	236,575,229	1,277,506
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.339%, 3/25/2051 (h)	1,830,395	1,258,371
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.339%, 3/25/2051 (h)	2,237,805	2,283,714
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AIOS, 0.218%, 5/25/2051 (a)(e)(h)	500,058,489	2,464,288
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.821%, 5/25/2051 (a)(h)	1,712,085	612,539
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class AIOS, 0.220%, 6/25/2051 (a)(e)(h)	387,548,459	2,309,401
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class AX1, 0.281%, 6/25/2051 (a)(e)(h)	366,359,999	2,357,527
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.781%, 6/25/2051 (a)(h)	2,079,428	764,462
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.781%, 6/25/2051 (a)(h)	1,039,000	643,004
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.781%, 6/25/2051 (a)(h)	2,463,736	2,169,058
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.659%, 8/25/2051 (a)(h)	1,314,382	884,055
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B6, 2.659%, 8/25/2051 (a)(h)	2,208,829	773,265
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.659%, 8/25/2051 (a)(h)	1,314,382	1,144,987
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.031%, 9/25/2051 (a)(e)(h)	582,334,495	351,730
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B4, 2.630%, 9/25/2051 (a)(h)	2,781,875	2,060,510
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.630%, 9/25/2051 (a)(h)	8,280,030	8,346,146
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.630%, 9/25/2051 (a)(h)	2,489,114	893,868
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.630%, 9/25/2051 (a)(h)	1,244,000	713,580
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B1, 2.630%, 9/25/2051 (a)(h)	5,255,647	5,352,004
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B4, 2.600%, 10/25/2051 (a)(h)	3,867,119	3,158,303

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B5, 2.600%, 10/25/2051 (a)(h)	$1,194,000	$704,641
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B6, 2.600%, 10/25/2051 (a)(h)	2,987,778	1,088,660
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class AIOS, 0.220%, 7/25/2051 (a)(e)(h)	408,015,320	2,061,701
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B1, 2.731%, 7/25/2051 (a)(h)	6,346,822	6,807,747
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.731%, 7/25/2051 (a)(h)	5,712,535	5,998,574
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B3, 2.731%, 7/25/2051 (a)(h)	4,231,215	4,358,841
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B4, 2.731%, 7/25/2051 (a)(h)	1,269,562	1,127,934
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B5, 2.731%, 7/25/2051 (a)(h)	1,069,000	657,357
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B6, 2.731%, 7/25/2051 (a)(h)	2,352,235	837,908
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class AX1, 0.034%, 11/25/2051 (a)(e)(h)	981,180,627	1,026,315
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A2, 2.500%, 11/25/2051 (a)(h)	19,819,529	20,205,296
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class B5, 2.690%, 11/25/2051 (a)(h)	1,038,000	623,304
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class B4, 2.690%, 11/25/2051 (a)(h)	5,696,500	5,122,692
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class B6, 2.690%, 11/25/2051 (a)(h)	4,670,429	1,773,268
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class B6, 2.735%, 1/25/2052 (a)(h)	3,252,733	1,268,286
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class B4, 2.735%, 1/25/2052 (a)(h)	7,898,000	7,160,311
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class B1, 2.735%, 1/25/2052 (a)(h)	8,827,000	9,163,459
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class B2, 2.735%, 1/25/2052 (a)(h)	13,473,000	13,728,542
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class B5, 2.735%, 1/25/2052 (a)(h)	1,858,000	1,302,828
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.589% (1 Month LIBOR USD + 0.500%), 12/25/2035 (d)	1,717,389	1,334,074
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.789% (1 Month LIBOR USD + 0.700%), 12/25/2035 (d)	3,627,287	3,435,933
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.589% (1 Month LIBOR USD + 0.500%), 1/25/2036 (d)	2,206,532	1,359,771
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (h)	9,942,915	4,927,500
GSAA Home Equity Trust, Series 2006-16, Class A2, 0.429% (1 Month LIBOR USD + 0.340%), 10/25/2036 (d)	1,602,527	776,247
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (h)	6,993,846	3,900,538
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.449% (1 Month LIBOR USD + 0.360%), 1/25/2037 (d)	11,754,003	6,183,052
GSAA Home Equity Trust, Series 2006-20, Class A4A, 0.549% (1 Month LIBOR USD + 0.460%), 1/25/2037 (d)	2,901,726	1,847,750
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 0.429% (1 Month LIBOR USD + 0.340%), 2/25/2037 (d)	2,051,391	1,072,028
GSAA Home Equity Trust, Series 2007-4, Class A2, 0.489% (1 Month LIBOR USD + 0.400%), 3/25/2037 (d)	1,352,289	578,508
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 6.483%, 3/25/2037 (p)	2,180,659	1,106,242
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.209% (1 Month LIBOR USD + 0.120%), 5/25/2037 (d)	3,485,216	3,196,275
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (p)	5,191,529	3,473,076
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,372,350	1,643,545

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 0.589% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(d)	$204,294	$151,267
GSAA Trust, Series 2007-3, Class 1A1A, 0.159% (1 Month LIBOR USD + 0.070%), 3/25/2037 (d)	6,693,943	4,783,270
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 0.243% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,707,000	4,187,500
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 0.243% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,709,149	3,030,182
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 0.243% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,707,000	4,905,532
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 0.243% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(d)	5,707,000	5,203,820
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.179%, 5/25/2035 (h)	745,236	772,282
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.456%, 5/25/2035 (h)	1,348,676	1,334,749
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 0.419% (1 Month LIBOR USD + 0.330%), 7/25/2035 (d)	2,467,518	2,241,841
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 0.589% (1 Month LIBOR USD + 0.500%), 7/25/2035 (d)	723,089	688,654
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.620%, 10/25/2035 (h)	1,020,384	832,986
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,150,209	994,506
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	348,135	288,438
GSR Mortgage Loan Trust, Series 2006-6F, Class 3A1, 6.500%, 7/25/2036	7,066,834	5,283,328
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.887%, 3/25/2037 (h)	6,488,230	6,025,625
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	370,523	329,876
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	8,052,255	7,156,265
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.389% (1 Month LIBOR USD + 0.300%), 4/25/2037 (d)	5,329,136	2,130,173
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (e)(g)(h)	2,326,656	27,869
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 0.869% (1 Month LIBOR USD + 0.780%), 12/19/2034 (d)	2,851,201	2,592,337
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 2.260%, 1/19/2035 (e)(g)(h)	8,138,611	742,803
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 2.130%, 3/19/2035 (e)(g)(h)	8,504,113	554,205
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.432%, 6/19/2035 (e)(g)(h)	59,160,259	4,302,430
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 2.680%, 7/19/2035 (h)	1,003,518	950,613
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 1.607% (12 Month US Treasury Average + 1.500%), 9/19/2035 (d)	1,675,980	1,581,120
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.788%, 10/19/2035 (e)(g)(h)	9,681,255	653,407
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.112%, 11/19/2035 (e)(g)(h)	44,175,409	1,544,505
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 0.589% (1 Month LIBOR USD + 0.500%), 1/19/2036 (d)	6,038,702	4,467,553
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 1.525%, 2/19/2036 (e)(g)(h)	20,610,611	630,334
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.269% (1 Month LIBOR USD + 0.180%), 11/19/2036 (d)(j)	21,072,571	20,532,123
HarborView Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.509% (1 Month LIBOR USD + 0.420%), 11/19/2036 (d)	789,840	709,262
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 0.279% (1 Month LIBOR USD + 0.190%), 12/19/2036 (d)(j)	31,735,589	30,353,980
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 0.329% (1 Month LIBOR USD + 0.240%), 12/19/2036 (d)	1,246,715	1,182,498

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 0.957% (12 Month US Treasury Average + 0.850%), 12/19/2036 (d)	$6,548,686	$6,202,450
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.239% (1 Month LIBOR USD + 0.150%), 2/19/2037 (d)	20,384,049	19,002,969
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 0.219% (1 Month LIBOR USD + 0.130%), 3/19/2037 (d)	33,457,519	31,048,176
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.249% (1 Month LIBOR USD + 0.320%), 4/25/2037 (d)(j)	17,352,202	15,689,063
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.289% (1 Month LIBOR USD + 0.200%), 5/19/2037 (d)(j)	24,686,177	24,030,512
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.279% (1 Month LIBOR USD + 0.190%), 8/19/2037 (d)	2,069,036	2,059,844
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 0.289% (1 Month LIBOR USD + 0.200%), 8/19/2037 (d)(j)	21,395,258	19,432,051
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.279% (1 Month LIBOR USD + 0.190%), 9/19/2037 (d)	5,246,876	5,024,986
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 1.089% (1 Month LIBOR USD + 1.000%), 10/25/2037 (d)	17,837,556	17,882,917
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.703%, 8/19/2045 (e)(g)(h)	11,791,146	927,091
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 0.624% (1 Month LIBOR USD + 0.540%), 10/20/2045 (d)	2,712,657	2,689,287
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 2.107% (12 Month US Treasury Average + 2.000%), 10/20/2045 (d)	3,608,283	3,481,639
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A, 0.469% (1 Month LIBOR USD + 0.380%), 5/19/2046 (d)	5,768,762	3,438,580
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 0.269% (1 Month LIBOR USD + 0.180%), 11/19/2046 (d)	6,525,984	5,997,484
Home RE Ltd., Series 2019-1, Class M2, 3.339% (1 Month LIBOR USD + 3.250%), 5/25/2029 (a)(d)	20,083,000	20,603,069
Home RE Ltd., Series 2020-1, Class M1C, 4.239% (1 Month LIBOR USD + 4.150%), 10/25/2030 (a)(d)	2,500,000	2,679,787
Home RE Ltd., Series 2020-1, Class M2, 5.339% (1 Month LIBOR USD + 5.250%), 10/25/2030 (a)(d)	1,750,000	1,882,116
Home RE Ltd., Series 2021-1, Class M1C, 2.389% (1 Month LIBOR USD + 2.300%), 7/25/2033 (a)(d)	8,632,587	8,847,271
Home RE Ltd., Series 2021-1, Class M2, 2.939% (1 Month LIBOR USD + 2.850%), 7/25/2033 (a)(d)	25,466,131	26,094,762
Home RE Ltd., Series 2021-1, Class B1, 3.739% (1 Month LIBOR USD + 3.650%), 7/25/2033 (a)(d)	3,333,042	3,354,813
Home RE Ltd., Series 2021-2, Class M2, 3.293% (SOFR30A + 3.250%), 1/25/2034 (a)(b)(d)	9,250,000	9,318,635
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.589% (1 Month LIBOR USD + 0.500%), 3/25/2035 (d)	5,945,036	5,421,332
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 0.709% (1 Month LIBOR USD + 0.620%), 3/25/2035 (d)	945,307	844,366
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.609% (1 Month LIBOR USD + 0.520%), 1/25/2036 (d)	2,817,177	2,790,823
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 2.408%, 4/25/2037 (h)	5,590,631	5,488,345
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 2.885%, 1/25/2037 (h)	646,834	578,391

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
IMPAC CMB Trust, Series 2004-6, Class 1A2, 0.869% (1 Month LIBOR USD + 0.780%), 10/25/2034 (d)	$1,995,605	$1,960,750
IMPAC CMB Trust, Series 2004-10, Class 3A1, 0.789% (1 Month LIBOR USD + 0.700%), 3/25/2035 (d)	392,126	365,052
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.369% (1 Month LIBOR USD + 0.280%), 10/25/2035 (d)	2,386,014	2,299,655
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.589% (1 Month LIBOR USD + 0.500%), 10/25/2035 (d)	22,444,583	21,804,666
IMPAC CMB Trust, Series 2005-7, Class A2, 0.369% (1 Month LIBOR USD + 0.280%), 11/25/2035 (d)	2,050,785	1,873,079
IMPAC CMB Trust, Series 2005-7, Class A1, 0.609% (1 Month LIBOR USD + 0.520%), 11/25/2035 (d)(j)	18,415,215	17,661,757
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 0.949% (1 Month LIBOR USD + 0.860%), 3/25/2036 (d)	755,067	631,481
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.429% (1 Month LIBOR USD + 0.340%), 8/25/2036 (d)	7,362,452	6,736,923
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.649% (1 Month LIBOR USD + 0.560%), 8/25/2036 (d)(j)	4,726,834	3,558,044
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 0.629% (1 Month LIBOR USD + 0.270%), 11/25/2036 (d)	22,028,504	17,016,931
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.279% (1 Month LIBOR USD + 0.190%), 1/25/2037 (d)	8,528,212	7,089,827
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 0.349% (1 Month LIBOR USD + 0.260%), 1/25/2037 (d)	25,595,643	24,125,609
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 0.249% (1 Month LIBOR USD + 0.160%), 3/25/2037 (d)	1,460,332	1,445,808
IMPAC Secured Assets Trust, Series 2007-1, Class A3, 0.329% (1 Month LIBOR USD + 0.240%), 3/25/2037 (d)	8,232,278	7,205,721
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.469% (1 Month LIBOR USD + 0.380%), 5/25/2037 (d)	16,169,495	13,570,556
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 2.774%, 6/25/2034 (e)(g)(h)	8,529,878	8,225,071
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.889% (1 Month LIBOR USD + 0.800%), 11/25/2034 (d)	481,435	458,994
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 1.994%, 12/25/2034 (e)(g)(h)	2,853,295	162,932
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 2.088%, 2/25/2035 (e)(g)(h)	13,497,119	464,895
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 2.115%, 3/25/2035 (e)(g)(h)	17,518,531	1,099,235
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 0.569% (1 Month LIBOR USD + 0.480%), 4/25/2035 (d)	2,580,032	2,398,405
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 0.549% (1 Month LIBOR USD + 0.460%), 5/25/2035 (d)	3,329,621	3,115,317
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 2.341%, 5/25/2035 (e)(g)(h)	22,225,095	1,490,659
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 2.528%, 5/25/2035 (h)	1,138,761	1,078,271
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 2.314%, 6/25/2035 (e)(g)(h)	36,097,912	2,322,179

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.066%, 6/25/2035 (h)	$1,014,105	$996,187
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.499%, 7/25/2035 (e)(g)(h)	24,417,977	1,540,139
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 2.188%, 8/25/2035 (e)(g)(h)	26,150,165	1,936,132
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 2.792%, 8/25/2035 (h)	2,441,935	2,080,087
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 2.787%, 10/25/2035 (h)	5,372,093	5,078,760
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 2.961%, 9/25/2036 (h)	5,761,613	5,268,217
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 2.828%, 3/25/2037 (h)	1,100,705	1,034,178
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.933%, 6/25/2037 (h)	6,149,292	5,310,769
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.055%, 6/25/2037 (h)	3,962,186	3,074,296
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.377%, 6/25/2037 (h)	524,665	495,206
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 0.269% (1 Month LIBOR USD + 0.180%), 7/25/2037 (d)	7,608,158	7,201,045
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 2.823%, 7/25/2037 (h)	3,874,735	3,210,648
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 0.269% (1 Month LIBOR USD + 0.180%), 8/25/2037 (d)	3,998,328	3,745,977
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 2.507%, 7/25/2045 (e)(g)(h)	17,711,065	1,150,865
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 0.489% (1 Month LIBOR USD + 0.400%), 11/25/2046 (d)	5,649,846	5,162,592
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 0.449% (1 Month LIBOR USD + 0.360%), 3/25/2047 (d)	8,752,058	6,709,127
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.006%, 1/28/2036 (a)(h)	596,207	584,967
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 0.549% (1 Month LIBOR USD + 0.460%), 12/25/2036 (d)	1,549,540	1,530,054
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 0.449% (1 Month LIBOR USD + 0.360%), 6/25/2037 (d)	34,177,096	24,827,200
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.127%, 8/25/2035 (h)	7,399	7,614
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.532%, 10/25/2035 (h)	8,103,576	7,319,182
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.732%, 11/25/2035 (h)	2,108,605	2,072,495
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,301,514	1,182,454
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 2.640%, 10/25/2036 (h)	240,562	213,986
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.025%, 10/25/2036 (h)	740,907	717,447
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.200%, 10/25/2036 (h)	2,069,836	1,934,765
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.125%, 1/25/2037 (h)	1,554,795	1,514,759
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 2.634%, 6/25/2037 (h)	1,974,616	1,899,932
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 2.593%, 5/25/2049 (a)(h)	3,804,111	2,482,658
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.532%, 5/25/2049 (a)(h)	1,770,938	1,782,958
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 3.654%, 6/25/2049 (a)(h)	2,910,598	1,612,669
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.843%, 6/25/2049 (a)(h)	2,462,986	2,495,237
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.843%, 6/25/2049 (a)(h)	6,668,318	6,982,209
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.271%, 12/25/2049 (a)(h)	1,939,985	1,951,804
JP Morgan Mortgage Trust, Series 2019-6, Class B4, 4.271%, 12/25/2049 (a)(h)	4,844,607	5,011,208
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.125%, 2/25/2050 (a)(e)(g)(h)	53,094,927	59,679
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 1.363%, 2/25/2050 (a)(h)	1,660,048	700,143
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 4.125%, 2/25/2050 (a)(h)	1,199,000	1,177,147
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 4.125%, 2/25/2050 (a)(h)	3,068,992	3,184,426
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.235%, 3/25/2050 (a)(e)(g)(h)	141,614,160	246,125

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 2.950%, 3/25/2050 (a)(h)	$2,545,304	$1,613,903
JP Morgan Mortgage Trust, Series 2019-8, Class B5, 4.235%, 3/25/2050 (a)(h)	1,847,999	1,873,481
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.084%, 5/25/2050 (a)(h)	5,045,248	2,750,649
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.891%, 5/25/2050 (a)(h)	2,969,329	3,090,157
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.891%, 5/25/2050 (a)(h)	2,639,834	2,643,839
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 2.275%, 6/25/2050 (a)(h)	3,534,357	1,493,216
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 3.561%, 6/25/2050 (a)(h)	9,350,636	6,297,597
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.852%, 6/25/2050 (a)(h)	2,264,654	1,995,685
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.852%, 6/25/2050 (a)(h)	4,085,227	4,369,886
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.377%, 6/25/2050 (a)(h)	2,936,168	2,811,678
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 4.143%, 11/25/2050 (a)(h)	8,752,488	5,541,410
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.177%, 11/25/2050 (a)(h)	3,203,257	2,715,853
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.233%, 11/25/2050 (a)(h)	7,808,063	8,503,574
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.311%, 12/25/2050 (a)(h)	4,112,936	1,984,549
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.664%, 12/25/2050 (a)(h)	3,671,542	3,698,635
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.664%, 12/25/2050 (a)(h)	1,834,792	1,762,116
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 3.151%, 5/25/2051 (a)(h)	1,088,480	365,302
JP Morgan Mortgage Trust, Series 2021-3, Class B5, 2.967%, 7/25/2051 (a)(h)	2,622,721	1,787,495
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.967%, 7/25/2051 (a)(h)	2,177,839	2,015,157
JP Morgan Mortgage Trust, Series 2021-3, Class B6, 2.967%, 7/25/2051 (a)(h)	3,197,860	1,266,170
JP Morgan Mortgage Trust, Series 2021-6, Class B2, 2.860%, 10/25/2051 (a)(h)	13,221,556	13,430,721
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(h)	3,111,481	2,578,543
JP Morgan Mortgage Trust, Series 2021-6, Class B3, 2.863%, 10/25/2051 (a)(h)	13,221,556	13,232,635
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(h)	3,889,102	3,472,961
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.863%, 10/25/2051 (a)(h)	4,692,922	1,835,162
JP Morgan Mortgage Trust, Series 2021-7, Class B6, 2.820%, 11/25/2051 (a)(h)	2,871,998	1,114,416
JP Morgan Mortgage Trust, Series 2021-7, Class B4, 2.820%, 11/25/2051 (a)(h)	1,906,822	1,731,145
JP Morgan Mortgage Trust, Series 2021-7, Class B5, 2.820%, 11/25/2051 (a)(h)	1,906,822	1,314,506
JP Morgan Mortgage Trust, Series 2021-10, Class B5, 2.827%, 12/25/2051 (a)(h)	2,540,000	1,937,761
JP Morgan Mortgage Trust, Series 2021-10, Class B6, 2.827%, 12/25/2051 (a)(h)	4,063,990	1,562,922
JP Morgan Mortgage Trust, Series 2021-8, Class B4, 2.869%, 12/25/2051 (a)(h)	3,250,926	2,933,847
JP Morgan Mortgage Trust, Series 2021-8, Class B6, 2.869%, 12/25/2051 (a)(h)	3,256,473	1,292,937
JP Morgan Mortgage Trust, Series 2021-8, Class B5, 2.869%, 12/25/2051 (a)(h)	2,321,662	1,707,559
Lake Summit Mortgage Trust, Series 2019-1, 8.440%, 8/15/2049 (g)(h)	6,289,796	6,496,340
Lake Summit Mortgage Trust, Series 2019-1B, 6.026%, 8/28/2049 (h)	117,234,692	118,821,346
Lake Summit Mortgage Trust, 7.850%, 6/25/2051 (h)	8,178,900	8,174,892
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059 (a)(p)	8,041,441	8,384,618
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A2, 4.000%, 2/25/2060 (a)(p)	11,635,000	11,846,908
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A2, 3.844%, 10/25/2066 (a)(p)	4,000,000	4,051,508
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (c)	18,747	14,748
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (c)	20,346	16,123
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.074%, 9/25/2035 (p)	1,525,198	1,536,782
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (e)(g)	24,211,038	112,388
Lehman XS Trust, Series 2007-12N, Class 2A1, 0.269% (1 Month LIBOR USD + 0.180%), 7/25/2037 (d)	5,244,339	4,828,778
Lehman XS Trust, Series 2006-10N, Class 1A3A, 0.509% (1 Month LIBOR USD + 0.420%), 7/25/2046 (d)	1,889,604	1,792,652
Lehman XS Trust, Series 2006-GP4, Class 3A4, 0.439% (1 Month LIBOR USD + 0.350%), 8/25/2046 (d)	5,938,181	5,338,318

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
LSTAR Securities Investment Ltd., Series 2019-4, Class A1, 2.600% (1 Month LIBOR USD + 2.500%), 5/1/2024 (a)(d)	$7,119,800	$7,078,007
Luminent Mortgage Trust, Series 2006-1, Class A1, 0.809% (1 Month LIBOR USD + 0.720%), 4/25/2036 (d)	4,791,451	4,250,036
Luminent Mortgage Trust, Series 2006-1, Class X, 2.790%, 4/25/2036 (e)(g)(h)	33,662,756	2,372,652
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 0.509% (1 Month LIBOR USD + 0.420%), 5/25/2036 (d)	2,437,129	2,304,664
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (e)(g)	12,045,356	262,396
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.469% (1 Month LIBOR USD + 0.380%), 7/25/2036 (d)	30,328,581	22,224,299
Luminent Mortgage Trust, Series 2006-5, Class X, 2.193%, 7/25/2036 (e)(g)(h)	33,449,772	2,456,016
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.409% (1 Month LIBOR USD + 0.320%), 11/25/2036 (d)	2,954,566	2,812,637
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 0.259% (1 Month LIBOR USD + 0.170%), 12/25/2036 (d)	11,477,287	10,439,982
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.649% (1 Month LIBOR USD + 0.560%), 5/25/2037 (d)	5,597,751	5,266,140
Luminent Mortgage Trust, Series 2006-2, Class X, 2.152%, 2/25/2046 (e)(g)(h)	37,535,392	2,409,847
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.489% (1 Month LIBOR USD + 0.400%), 10/25/2046 (d)(j)	12,116,701	11,816,813
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.766%, 12/25/2034 (h)	6,658	6,741
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.527%, 3/25/2035 (h)	41,389	43,056
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.504%, 1/25/2036 (h)	1,232,416	1,243,794
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (c)	10,824	4,061
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (c)	130,379	120,243
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,297,049	1,896,825
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 0.789% (1 Month LIBOR USD + 0.700%), 2/25/2036 (d)	2,287,451	1,165,445
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	438,960	446,653
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	17,479,224	12,294,536
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (c)	35,751	26,893
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (c)	482	407
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(h)	1,888,261	1,800,440
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B5, 3.789%, 3/25/2048 (a)(h)	1,499,000	1,505,843
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B4, 3.789%, 3/25/2048 (a)(h)	1,799,000	1,833,579
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.656%, 4/25/2051 (a)(h)	569,502	377,643
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.656%, 4/25/2051 (a)(h)	1,139,997	996,771
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.656%, 4/25/2051 (a)(h)	1,532,628	535,623
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B1, 2.656%, 4/25/2051 (a)(h)	5,319,984	5,355,591
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.656%, 4/25/2051 (a)(h)	7,410,474	7,297,205
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.711%, 6/25/2051 (a)(h)	4,876,756	4,981,699
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B6, 2.711%, 6/25/2051 (a)(h)	1,225,039	447,535
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.711%, 6/25/2051 (a)(h)	5,574,005	5,770,048
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B4, 2.711%, 6/25/2051 (a)(h)	1,742,126	1,494,852
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B3, 2.711%, 6/25/2051 (a)(h)	3,657,567	3,657,322
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B5, 2.711%, 6/25/2051 (a)(h)	349,000	203,343
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B6, 2.947%, 7/25/2051 (a)(h)	1,137,709	421,644
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B5, 2.947%, 7/25/2051 (a)(h)	488,000	287,392

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Mello Warehouse Securitization Trust, Series 2019-2, Class G, 4.089% (1 Month LIBOR USD + 4.000%), 11/25/2052 (a)(d)(g)	$14,200,000	$14,533,388
Mello Warehouse Securitization Trust, Series 2020-1, Class F, 4.089% (1 Month LIBOR USD + 4.000%), 10/27/2053 (a)(d)(g)	8,250,000	8,356,582
Mello Warehouse Securitization Trust, Series 2020-1, Class G, 5.589% (1 Month LIBOR USD + 5.500%), 10/27/2053 (a)(d)(g)	15,000,000	15,218,610
Mello Warehouse Securitization Trust, Series 2020-2, Class F, 3.339% (1 Month LIBOR USD + 3.250%), 11/25/2053 (a)(d)(g)	5,500,000	5,567,463
Mello Warehouse Securitization Trust, Series 2020-2, Class G, 4.839% (1 Month LIBOR USD + 4.750%), 11/25/2053 (a)(d)(g)	6,000,000	6,076,176
Mello Warehouse Securitization Trust, Series 2021-2, Class F, 4.839% (1 Month LIBOR USD + 4.750%), 4/26/2055 (a)(d)(g)	5,000,000	5,035,260
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 2.787%, 4/25/2037 (h)	2,159,425	2,089,295
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 0.769% (1 Month LIBOR USD + 0.680%), 4/25/2028 (d)	1,355,372	1,327,749
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 0.549% (1 Month LIBOR USD + 0.460%), 4/25/2029 (d)	705,618	682,900
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 2.623%, 12/25/2035 (h)	1,338,236	1,344,959
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.681%, 5/25/2036 (h)	686,645	636,590
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A1, 0.339% (1 Month LIBOR USD + 0.250%), 3/25/2037 (d)	28,860,595	25,883,711
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 0.569% (1 Month LIBOR USD + 0.480%), 3/25/2037 (d)	25,057,673	8,442,607
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2B, 0.239% (1 Month LIBOR USD + 0.150%), 9/25/2037 (d)	5,967,086	4,436,743
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 0.249% (1 Month LIBOR USD + 0.160%), 9/25/2037 (d)	6,322,138	4,793,565
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 0.319% (1 Month LIBOR USD + 0.230%), 9/25/2037 (d)	10,956,649	8,356,932
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(h)	4,106,000	4,137,329
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(h)	4,500,000	4,537,696
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3, 2.500%, 11/25/2060 (a)(h)	6,000,000	5,887,860
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A1, 0.149% (1 Month LIBOR USD + 0.060%), 5/25/2037 (d)	6,129,369	5,831,059
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A3, 0.269% (1 Month LIBOR USD + 0.180%), 5/25/2037 (d)	17,801,959	16,844,480
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A4, 0.339% (1 Month LIBOR USD + 0.250%), 5/25/2037 (d)	2,563,482	2,385,548
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 0.389% (1 Month LIBOR USD + 0.300%), 3/25/2035 (d)	1,671,298	1,476,855
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 2.374%, 7/25/2035 (h)	959,514	923,491
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 2.435%, 7/25/2035 (h)(j)	9,153,764	7,219,345
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 2.651%, 7/25/2035 (h)	2,784,321	2,667,608
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 2.830%, 11/25/2035 (h)	2,425,624	1,978,249
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.379% (1 Month LIBOR USD + 0.290%), 12/25/2035 (d)	1,989,290	1,663,733
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.339% (1 Month LIBOR USD + 0.250%), 3/25/2036 (d)	2,491,819	1,976,974

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.349% (1 Month LIBOR USD + 0.260%), 3/25/2036 (d)	$1,505,643	$1,196,986
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.027%, 3/25/2036 (h)	7,893,547	6,961,690
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.027%, 3/25/2036 (h)	4,012,075	3,541,848
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 3.926%, 3/25/2036 (e)(g)(h)	18,725,069	2,196,039
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 3.171%, 4/25/2036 (e)(g)(h)	22,483,628	1,876,169
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 0.839% (1 Month LIBOR USD + 0.750%), 6/25/2036 (d)	4,184,675	2,237,621
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 0.429% (1 Month LIBOR USD + 0.340%), 8/25/2036 (d)	2,169,969	1,122,697
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	2,474,646	1,884,349
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.731%, 8/25/2036 (p)	2,818,560	1,099,695
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.924%, 8/25/2036 (p)	3,512,323	1,371,752
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 0.429% (1 Month LIBOR USD + 0.340%), 10/25/2036 (d)	13,618,130	7,109,059
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 0.619% (1 Month LIBOR USD + 0.530%), 4/25/2037 (d)	18,748,355	10,546,006
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 0.629% (1 Month LIBOR USD + 0.540%), 4/25/2037 (d)	18,748,355	10,630,205
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (h)	19,280,035	10,873,496
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	2,987,727	2,320,529
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.921%, 11/25/2037 (h)	6,757,436	6,505,127
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (p)	12,617,546	5,880,988
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (p)	4,866,443	2,271,607
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (p)	12,104,169	5,619,554
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (p)	9,123,065	4,113,900
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (p)	1,675,339	1,028,031
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (p)	6,332,318	3,661,524
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (p)	2,970,882	2,016,563
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.472% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(d)	7,468,239	7,000,974
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.917%, 8/27/2047 (a)(h)	1,010,309	747,542
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.962%, 3/25/2051 (a)(h)	848,000	652,477
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.962%, 3/25/2051 (a)(h)	988,000	627,107
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.962%, 3/25/2051 (a)(h)	1,411,420	1,391,298
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.966%, 3/25/2051 (a)(h)	1,104,434	421,357
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B1, 2.967%, 3/25/2051 (a)(h)	9,107,008	9,398,605
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B2, 2.967%, 3/25/2051 (a)(h)	3,364,754	3,417,039
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B4, 2.823%, 6/25/2051 (a)(h)	1,093,000	783,003

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B5, 2.823%, 6/25/2051 (a)(h)	$781,000	$462,675
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B6, 2.823%, 6/25/2051 (a)(h)	938,058	346,547
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B6, 2.939%, 7/25/2051 (a)(h)	827,000	310,080
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B4, 2.939%, 7/25/2051 (a)(h)	1,240,000	909,788
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B1, 2.939%, 7/25/2051 (a)(h)	7,856,000	8,123,748
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B5, 2.939%, 7/25/2051 (a)(h)	690,000	415,637
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B2, 2.939%, 7/25/2051 (a)(h)	3,722,000	3,792,644
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B3, 2.939%, 7/25/2051 (a)(h)	2,205,000	2,155,429
Mortgage Insurance-Linked Notes, Series 2018-1, Class M2, 2.789% (1 Month LIBOR USD + 2.700%), 3/25/2028 (a)(d)	3,000,000	3,043,383
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 3.289% (1 Month LIBOR USD + 3.200%), 2/26/2029 (a)(d)	2,334,215	2,391,144
Mortgage Insurance-Linked Notes, Series 2019-1, Class M1, 1.989% (1 Month LIBOR USD + 1.900%), 11/26/2029 (a)(d)	2,040,076	2,045,507
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 2.989% (1 Month LIBOR USD + 2.900%), 11/26/2029 (a)(d)	3,230,000	3,263,631
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1C, 1.839% (1 Month LIBOR USD + 1.750%), 1/25/2030 (a)(d)	11,200,000	11,214,504
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2A, 2.089% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(d)	21,731,174	21,711,355
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1B, 1.539% (1 Month LIBOR USD + 1.450%), 2/25/2030 (a)(d)	13,150,000	13,105,487
Mortgage Insurance-Linked Notes, Series 2020-2, Class M1C, 4.689% (1 Month LIBOR USD + 4.600%), 10/25/2030 (a)(d)	16,395,198	16,800,520
Mortgage Insurance-Linked Notes, Series 2020-2, Class M2, 5.689% (1 Month LIBOR USD + 5.600%), 10/25/2030 (a)(d)	12,250,000	13,202,389
Mortgage Insurance-Linked Notes, Series 2020-2, Class B1, 7.689% (1 Month LIBOR USD + 7.600%), 10/25/2030 (a)(d)	7,870,678	8,311,467
Mortgage Insurance-Linked Notes, Series 2021-1, Class M2, 3.200% (SOFR30A + 3.150%), 12/27/2033 (a)(d)	3,250,000	3,258,554
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 2.795%, 4/25/2036 (e)(g)(h)	11,958,740	1,032,099
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 0.239% (1 Month LIBOR USD + 0.150%), 6/25/2047 (d)	3,041,441	2,623,936
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 0.319% (1 Month LIBOR USD + 0.230%), 6/25/2047 (d)	5,004,719	4,788,696
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 0.369% (1 Month LIBOR USD + 0.280%), 6/25/2047 (d)	2,809,020	2,454,148
MortgageIT Trust, Series 2005-5, Class A1, 0.609% (1 Month LIBOR USD + 0.520%), 12/25/2035 (d)	5,709,807	5,615,196
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.509% (1 Month LIBOR USD + 0.420%), 4/25/2036 (d)	2,739,117	2,497,360

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
New Residential Mortgage Loan Trust, Series 2019-1A, Class B6B, 3.278%, 9/25/2057 (a)(h)	$6,345,852	$5,944,280
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(e)(g)(h)	16,550,181	1,982,513
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.557%, 9/25/2059 (a)(h)	21,239,928	15,150,207
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (h)	3,696,500	1,856,290
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.070%, 2/25/2036 (h)	745,557	634,201
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.409% (1 Month LIBOR USD + 0.320%), 10/25/2036 (d)	1,124,511	1,025,451
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.429% (1 Month LIBOR USD + 0.340%), 12/25/2036 (d)	157,900	149,573
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.612% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(d)	3,811,262	3,551,730
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 0.313% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(d)	1,442,105	1,449,844
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.300% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(d)	5,192,298	4,644,698
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(p)	5,404,140	5,520,081
Oaktown Re III Ltd., Series 2019-1A, Class M2, 2.639% (1 Month LIBOR USD + 2.550%), 7/25/2029 (a)(d)	1,921,930	1,936,087
Oaktown Re III Ltd., Series 2019-1A, Class B1A, 3.589% (1 Month LIBOR USD + 3.500%), 7/25/2029 (a)(d)	1,200,000	1,244,754
Oaktown Re III Ltd., Series 2019-1A, Class B1B, 4.439% (1 Month LIBOR USD + 4.350%), 7/25/2029 (a)(d)	1,620,000	1,720,213
Oaktown Re Ltd., Series 2018-1A, Class M2, 2.939% (1 Month LIBOR USD + 2.850%), 7/25/2028 (a)(d)	6,000,000	6,159,000
Oaktown Re Ltd., Series 2020-1A, Class M1B, 4.839% (1 Month LIBOR USD + 4.750%), 7/25/2030 (a)(d)	214,944	216,505
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.718%, 10/25/2033 (a)(h)	4,536,353	4,831,479
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 4.151%, 10/22/2034 (a)(h)	3,750,766	3,977,548
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (c)	23,067	18,697
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.249% (1 Month LIBOR USD + 0.160%), 2/25/2037 (d)	5,469,759	4,839,719
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 0.749% (1 Month LIBOR USD + 0.660%), 5/25/2037 (d)	1,648,232	1,512,077
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	995,787	984,923
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	2,861,184	2,447,557
PRPM LLC, Series 2019-GS1, Class A2, 4.750%, 10/25/2024 (a)(h)	4,615,314	4,626,382
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (a)(p)	7,351,270	7,424,871
PRPM LLC, Series 2020-2, Class A1, 3.671%, 8/25/2025 (a)(p)	8,584,946	8,765,668
PRPM LLC, Series 2020-2, Class A2, 5.000%, 8/25/2025 (a)(p)	3,250,000	3,280,521
PRPM LLC, Series 2020-3, Class A2, 5.071%, 9/25/2025 (a)(p)	16,500,000	16,817,427
PRPM LLC, Series 2020-5, Class A2, 5.437%, 10/25/2025 (a)(p)	10,000,000	10,186,970
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(b)(h)	6,167,000	6,213,252
RAMP Trust, Series 2006-RS2, Class A3A, 0.689% (1 Month LIBOR USD + 0.300%), 3/25/2036 (d)	951,597	933,190
Rate Mortgage Trust, Series 2021-J1, Class B5, 2.711%, 7/25/2051 (a)(h)	922,000	514,186

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Rate Mortgage Trust, Series 2021-J1, Class B4, 2.711%, 7/25/2051 (a)(h)	$1,291,000	$879,057
Rate Mortgage Trust, Series 2021-J1, Class B6, 2.711%, 7/25/2051 (a)(h)	737,919	256,476
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(h)	2,090,558	1,930,288
RBSSP Resecuritization Trust, Series 2009-12, Class 19A2, 2.540%, 12/27/2035 (a)(h)	8,641,396	7,771,009
RBSSP Resecuritization Trust, Series 2013-2, Class 2A2, 0.283% (1 Month LIBOR USD + 0.190%), 12/22/2036 (a)(d)	5,937,283	5,272,705
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	1,767,878	1,752,286
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.589% (1 Month LIBOR USD + 0.500%), 7/25/2035 (d)	302,962	227,541
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.021%, 7/25/2035 (h)	1,557,895	1,530,562
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.447%, 7/25/2035 (h)	318,493	265,537
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.439% (1 Month LIBOR USD + 1.350%), 8/25/2035 (d)	3,619,323	3,121,362
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	943,149	871,310
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (c)	239,236	141,570
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 0.789% (1 Month LIBOR USD + 0.700%), 9/25/2035 (d)	2,666,621	2,187,954
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	594,584	589,059
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A4, 5.750%, 9/25/2035	2,467,480	2,486,462
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,930,545	5,061,661
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	7,093,233	7,283,183
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 0.789% (1 Month LIBOR USD + 0.700%), 11/25/2035 (d)	548,685	440,131
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (c)	563,599	382,200
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 3.985%, 12/25/2035 (h)	4,687,546	4,605,406
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	2,765,674	2,752,590
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 0.569% (1 Month LIBOR USD + 0.480%), 2/25/2036 (d)	4,085,241	3,092,846
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.589% (1 Month LIBOR USD + 0.500%), 2/25/2036 (d)	2,838,958	2,134,905
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.589% (1 Month LIBOR USD + 0.500%), 2/25/2036 (d)	530,890	399,879
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 0.789% (1 Month LIBOR USD + 0.700%), 2/25/2036 (d)	6,730,087	5,143,772
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.089% (1 Month LIBOR USD + 1.000%), 2/25/2036 (d)	895,859	693,636
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,645,562	3,388,174
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (c)	618,400	388,228
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.489% (1 Month LIBOR USD + 0.400%), 3/25/2036 (d)	2,044,482	1,585,555
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 0.789% (1 Month LIBOR USD + 0.700%), 3/25/2036 (d)	3,789,493	2,981,622
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 0.689% (1 Month LIBOR USD + 0.600%), 4/25/2036 (d)	24,051,768	22,916,260
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,563,461	1,514,423
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (c)	67,078	45,207
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	1,745,594	1,665,284
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	1,221,779	1,167,392
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	1,373,320	1,314,503

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (c)	$43,323	$28,728
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (c)	27,346	10,354
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.449% (1 Month LIBOR USD + 0.360%), 7/25/2036 (d)	6,992,537	4,494,481
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 0.449% (1 Month LIBOR USD + 0.360%), 7/25/2036 (d)	129,325	75,832
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 0.469% (1 Month LIBOR USD + 0.380%), 7/25/2036 (d)	1,972,271	1,843,361
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A3, 0.529% (1 Month LIBOR USD + 0.440%), 7/25/2036 (d)	674,797	358,002
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 0.739% (1 Month LIBOR USD + 0.650%), 7/25/2036 (d)	1,374,409	987,454
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	1,976,663	1,925,643
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 0.459% (1 Month LIBOR USD + 0.370%), 8/25/2036 (d)	6,918,760	6,650,007
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.469% (1 Month LIBOR USD + 0.380%), 8/25/2036 (d)	9,212,569	9,029,378
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	1,835,014	1,746,566
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	2,890,856	2,585,616
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	2,500,975	2,524,829
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	2,552,611	2,462,109
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,065,032	1,008,185
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	343,378	321,122
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	2,880,158	2,684,213
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	263,062	246,997
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	4,100,616	3,919,065
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (c)	150,454	102,589
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 0.449% (1 Month LIBOR USD + 0.360%), 9/25/2036 (d)	552,920	505,656
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A1, 0.469% (1 Month LIBOR USD + 0.380%), 9/25/2036 (d)	887,856	843,410
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 0.739% (1 Month LIBOR USD + 0.650%), 9/25/2036 (d)	3,788,360	2,827,871
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	386,735	365,865
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	3,905,920	3,750,300
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (c)	161,251	93,780
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,422,302	1,392,627
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	26,492,029	26,201,306
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (c)	113,004	62,106
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.389% (1 Month LIBOR USD + 0.300%), 11/25/2036 (d)	2,080,757	1,409,609
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A1, 0.489% (1 Month LIBOR USD + 0.400%), 11/25/2036 (d)	13,454,083	10,515,752
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (d)	9,398,108	8,742,496
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036	7,099,619	6,995,120
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,073,748	1,014,993
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,092,302	1,034,408

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 0.449% (1 Month LIBOR USD + 0.180%), 12/25/2036 (d)	$611,561	$583,547
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.459% (1 Month LIBOR USD + 0.185%), 12/25/2036 (d)	8,177,686	7,788,248
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 0.539% (1 Month LIBOR USD + 0.450%), 12/25/2036 (d)	6,486,112	4,664,656
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	5,762,455	5,530,776
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (c)	1,001,897	593,076
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (c)	110,841	65,014
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 0.639% (1 Month LIBOR USD + 0.550%), 1/25/2037 (d)	11,888,012	8,680,495
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 0.639% (1 Month LIBOR USD + 0.550%), 1/25/2037 (d)	8,684,627	6,487,955
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	2,088,246	2,021,311
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (c)	524,093	280,141
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 0.389% (1 Month LIBOR USD + 0.300%), 2/25/2037 (d)	7,163,218	6,746,741
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 0.409% (1 Month LIBOR USD + 0.320%), 2/25/2037 (d)	7,704,703	7,295,691
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (j)	13,840,980	12,779,889
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (c)	619,383	68,359
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (c)	365,770	208,340
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (c)	237,905	126,742
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	464,804	417,236
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (c)	395,128	215,873
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.419% (1 Month LIBOR USD + 0.330%), 4/25/2037 (d)	4,034,695	3,019,376
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	1,441,138	1,388,825
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.189% (1 Month LIBOR USD + 0.100%), 5/25/2037 (d)	4,927,256	4,549,109
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.279% (1 Month LIBOR USD + 0.190%), 5/25/2037 (d)(j)	14,943,924	14,031,912
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 0.639% (1 Month LIBOR USD + 0.550%), 5/25/2037 (d)	666,403	516,990
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	2,348,310	2,324,016
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (c)	1,186,368	598,314
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	8,965,644	8,807,750
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class X3, 1.500%, 9/25/2046 (e)(g)	18,658,258	532,189
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 0.489% (1 Month LIBOR USD + 0.400%), 12/25/2046 (d)(j)	19,830,580	18,011,105
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 0.469% (1 Month LIBOR USD + 0.380%), 5/25/2047 (d)	1,432,664	1,381,143
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 1.667% (12 Month US Treasury Average + 1.560%), 8/25/2047 (d)	25,252,746	7,838,604
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 0.539% (1 Month LIBOR USD + 0.450%), 4/25/2035 (d)	3,277,802	2,332,471
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,716,272	3,964,833
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,284,303	1,033,324
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (c)	629,560	414,205

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.539% (1 Month LIBOR USD + 0.450%), 10/25/2035 (d)	$2,164,809	$1,612,086
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	1,945,680	1,852,053
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.539% (1 Month LIBOR USD + 0.450%), 11/25/2035 (d)	1,099,800	706,890
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 0.589% (1 Month LIBOR USD + 0.500%), 11/25/2035 (d)	4,193,809	2,557,481
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	705,100	577,829
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 0.789% (1 Month LIBOR USD + 0.700%), 5/25/2036 (d)	1,948,038	818,552
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 7/25/2036	7,043,900	4,051,560
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,336,833	3,437,301
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,646,637	936,240
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,408,737	6,176,451
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,480,030	6,395,952
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,133,360	1,737,038
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,556,103	4,300,948
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (h)	22,942,559	13,598,192
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	2,539,062	2,187,813
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	4,102,171	2,609,469
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (c)	51,804	38,613
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.841%, 2/25/2036 (h)	946,578	879,581
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (c)	142,769	115,121
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (c)	50,048	32,863
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	745,723	762,471
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	967,928	959,641
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	67,257	66,153
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	5,643,869	5,473,537
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (c)	14,481	9,344
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	581,433	575,161
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1, 4.673%, 11/25/2036 (h)	1,324,832	1,281,321
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	1,603,467	1,585,542
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (c)	241,104	173,403
Residential Mortgage Loan Trust, Series 2019-2, Class M1, 3.862%, 5/25/2059 (a)(h)	16,244,000	16,609,181
Residential Mortgage Loan Trust, Series 2019-2, Class B1, 4.713%, 5/25/2059 (a)(h)	12,400,000	12,684,295

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Mortgage Loan Trust, Series 2019-2, Class B2, 6.037%, 5/25/2059 (a)(h)	$10,739,000	$10,983,978
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(h)	1,075,000	1,082,703
Rocket Mortgage Trust, Series 2021-2, Class B4, 2.567%, 6/25/2051 (a)(h)	2,609,000	2,113,274
Rocket Mortgage Trust, Series 2021-2, Class B5, 2.567%, 6/25/2051 (a)(h)	1,566,000	887,676
Rocket Mortgage Trust, Series 2021-2, Class B6, 2.567%, 6/25/2051 (a)(h)	870,254	296,257
Saluda Grade Alternative Mortgage Trust, Series 2020-PAC1, Class A2, 6.899%, 8/25/2027 (a)	15,000,000	15,059,010
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 0.000%, 5/25/2050 (a)(e)(g)(h)	91,315,454	8,166,615
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(h)	14,889,495	15,074,050
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A2, 5.000%, 5/25/2050 (a)(h)	13,075,359	13,443,574
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class M1, 7.500%, 5/25/2050 (a)(h)	7,318,000	7,815,353
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class A1, 3.568%, 9/25/2050 (a)	5,892,298	5,950,231
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class M1, 7.000%, 9/25/2050 (a)	15,319,049	15,480,006
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.010%, 10/25/2051 (a)(e)(h)	239,362	1,610,285
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(h)	1,449,524	1,833,168
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(h)	1,159,619	1,468,106
Saluda Grade Fund Trust, Series 2021-SG1, Class A, 6.000%, 8/15/2051 (a)	26,000,000	26,195,468
Saluda Grade Fund Trust, Series 2021-SG1, Class B, 13.500%, 8/15/2051 (a)	6,200,000	6,246,618
Sequoia Mortgage Trust, Series 2004-4, Class A, 0.744% (6 Month LIBOR USD + 0.520%), 5/20/2034 (d)	978,143	942,581
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.297% (6 Month LIBOR USD + 1.100%), 8/20/2034 (d)	40,780	40,130
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.778%, 3/20/2035 (e)(g)(h)	6,503,521	85,931
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (a)(e)(h)	1,333,662	8,327
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 2.466%, 10/20/2046 (h)	2,779,700	2,588,201
Sequoia Mortgage Trust, Series 2020-3, Class B4, 3.352%, 4/25/2050 (a)(h)	2,474,563	2,323,976
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.673%, 3/25/2051 (a)(h)	2,611,605	2,019,907
SG Residential Mortgage Trust, Series 2019-3, Class M1, 3.526%, 9/25/2059 (a)(h)	8,974,000	9,223,441
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.896%, 7/25/2043 (a)(h)	782,566	816,559
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.896%, 7/25/2043 (a)(h)	2,735,122	2,704,825
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B1, 4.992%, 4/29/2049 (a)(h)	9,500,000	9,558,454
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(h)	6,000,000	6,069,606
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class M1, 4.770%, 10/26/2048 (a)(h)	12,697,000	13,442,301
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.328%, 3/25/2035 (h)	482,890	503,621
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 2.892%, 9/25/2035 (h)	2,763,972	2,627,407
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.168%, 1/25/2036 (h)	628,309	611,970

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 1.600% (1 Month LIBOR USD + 1.500%), 9/25/2037 (d)	$1,154,357	$1,125,879
Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class X, 1.528%, 3/19/2034 (e)(g)(h)	7,488,144	261,037
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 1.358%, 4/19/2035 (e)(g)(h)	10,353,096	272,349
Structured Asset Mortgage Investments II Trust, Series 2005-AR3, Class 1X, 2.661%, 8/25/2035 (e)(g)(h)	14,890,716	1,449,969
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1X, 1.577%, 5/25/2036 (e)(g)(h)	15,579,090	1,048,987
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4X, 2.075%, 5/25/2036 (e)(g)(h)	41,506,659	4,277,842
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (e)(g)	99,438,346	1,970,967
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 2.086%, 5/25/2045 (e)(g)(h)	10,082,531	625,550
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.244%, 3/25/2033 (h)	19,315	20,427
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,504,671	2,063,417
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 4.130%, 1/25/2037 (a)(e)(g)(h)	29,455,741	2,522,413
TH MSR issuer Trust, Series 2019-FT1, Class A, 2.889% (1 Month LIBOR USD + 2.800%), 6/25/2024 (a)(d)	2,000,000	1,993,198
Traingle Re Ltd., Series 2020-1, Class M1B, 3.989% (1 Month LIBOR USD + 3.900%), 10/25/2030 (a)(d)	2,613,303	2,713,139
Traingle Re Ltd., Series 2021-1, Class M1B, 3.089% (1 Month LIBOR USD + 3.000%), 8/25/2033 (a)(d)	11,238,969	11,534,891
Traingle Re Ltd., Series 2021-1, Class M1C, 3.489% (1 Month LIBOR USD + 3.400%), 8/25/2033 (a)(d)	4,720,000	4,855,304
Traingle Re Ltd., Series 2021-1, Class M2, 3.989% (1 Month LIBOR USD + 3.900%), 8/25/2033 (a)(d)	7,492,000	7,880,625
Unlock Residential Trust, 6.000%, 5/1/2033 (g)(h)	10,800,000	10,800,000
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 0.192% (1 Month LIBOR USD + 0.100%), 8/25/2036 (d)	5,172,801	3,105,900
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.392% (1 Month LIBOR USD + 0.300%), 8/25/2036 (d)	22,876,442	12,374,920
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 0.572% (1 Month LIBOR USD + 0.480%), 8/25/2036 (d)	2,570,670	1,541,063
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.249% (1 Month LIBOR USD + 0.160%), 1/25/2037 (d)	7,898,488	5,011,788
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.449% (1 Month LIBOR USD + 0.360%), 1/25/2037 (d)	2,705,880	1,731,387
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE3, Class 1A, 0.244% (1 Month LIBOR USD + 0.155%), 8/25/2036 (d)	2,857,904	2,682,883
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 2.579%, 6/25/2034 (h)	743,703	775,478
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 2.720%, 12/25/2035 (h)	14,047,419	14,233,239
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 2.815%, 1/25/2036 (h)(j)	15,171,383	15,907,407

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 3.024%, 9/25/2036 (h)	$1,872,914	$1,754,589
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.052%, 10/25/2036 (h)	3,934,008	4,084,310
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 2.502%, 11/25/2036 (h)	848,029	825,404
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.014%, 1/25/2037 (h)	462,028	450,483
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 2.788%, 6/25/2037 (h)	2,345,142	2,393,323
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 1.622%, 7/25/2044 (e)(g)(h)	13,561,894	532,060
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 1.995%, 4/25/2045 (e)(g)(h)	21,925,469	1,885,371
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 1.261%, 8/25/2046 (e)(g)(h)	6,864,095	267,631
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.911%, 6/25/2047 (e)(g)(h)	75,697,013	1,299,793
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (c)	622	496
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 1.489% (1 Month LIBOR USD + 1.400%), 7/25/2035 (d)	3,271,838	2,974,981
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 1.439% (1 Month LIBOR USD + 1.350%), 11/25/2035 (d)	2,029,568	1,464,238
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.609% (1 Month LIBOR USD + 0.520%), 12/25/2035 (d)	3,633,545	3,502,130
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A7, 5.750%, 1/25/2036	7,910,791	7,784,741
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-1, Class 2XB1, 7.000%, 2/25/2036	4,552,373	4,178,592
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 0.179% (1 Month LIBOR USD + 0.090%), 2/25/2037 (d)	8,294,761	5,410,241
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (j)	6,189,764	6,261,683
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 1.610%, 10/25/2046 (e)(g)(h)	15,906,826	912,766
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 0.937% (12 Month US Treasury Average + 0.830%), 11/25/2046 (d)	6,211,073	5,499,191
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 0.857% (12 Month US Treasury Average + 0.750%), 2/25/2047 (d)	14,031,430	13,378,365
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 1.556% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (d)	4,270,639	3,937,880
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 1.899%, 4/25/2047 (e)(g)(h)	27,658,336	1,343,974
Washington Mutual Mortgage Pass-Trhough Certificates Trust, Series 2007-OA4, Class 1XPP, 1.029%, 5/25/2047 (e)(g)(h)	90,915,323	1,752,211
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 0.409% (1 Month LIBOR USD + 0.320%), 3/25/2037 (d)	4,625,857	3,846,941
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037	1,303,883	1,335,874

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	$2,201,064	$2,057,880
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	2,006,444	1,875,921
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.832%, 8/25/2036 (h)	193,024	188,312
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 2.462%, 9/25/2036 (h)	393,870	397,193
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.094%, 10/25/2036 (h)	748,134	733,928
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (c)	45,211	32,901
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class B4, 3.785%, 7/25/2049 (a)(h)	1,627,000	1,630,539
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B4, 3.545%, 9/25/2049 (a)(h)	2,124,000	2,101,626
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.739%, 12/25/2050 (a)(h)	1,011,000	576,782
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.739%, 12/25/2050 (a)(h)	1,616,502	580,163
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.739%, 12/25/2050 (a)(h)	1,818,000	1,256,569
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 3.261%, 9/27/2035 (a)(h)	5,389,840	4,901,143
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.846%, 6/20/2044 (a)(h)	2,370,000	2,591,988
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.076%, 9/20/2044 (a)(h)	1,938,000	2,205,634
WinWater Mortgage Loan Trust, Series 2015-A, Class B5, 3.815%, 6/20/2045 (a)(h)	3,857,880	3,304,158

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $4,387,249,436)		$4,332,131,996

Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – 3.63%
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 4.189% (1 Month LIBOR USD + 4.100%), 9/25/2031 (a)(d)	7,887,788	8,176,189
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.339% (1 Month LIBOR USD + 5.250%), 6/27/2039 (a)(d)	2,606,068	2,718,455
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1, 4.189% (1 Month LIBOR USD + 4.100%), 7/25/2039 (a)(d)	3,596,000	3,685,900
Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 3.839% (1 Month LIBOR USD + 3.750%), 9/25/2039 (a)(d)	6,762,496	6,889,293
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 3.489% (1 Month LIBOR USD + 3.400%), 10/25/2039 (a)(d)	16,899,769	17,216,640
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.339% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(d)	2,500,000	2,677,345
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.089% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(d)	6,125,164	6,148,152
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.589% (1 Month LIBOR USD + 4.500%), 2/26/2024 (d)	3,958,001	4,054,592
Federal Home Loan Mortgage Corp., Series 2018-HRP1, Class M2, 1.739% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(d)	1,895,640	1,901,568
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class B, 3.817%, 5/25/2048 (a)(h)	5,346,368	5,170,943
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.148%, 8/25/2048 (a)(h)	13,269,968	13,131,045

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – (continued)
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M2, 2.389% (1 Month LIBOR USD + 2.300%), 10/26/2048 (a)(d)	$13,748,980	$13,895,228
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.490%, 11/25/2048 (a)(h)	26,929,918	26,803,698
Federal Home Loan Mortgage Corp., Series 2019-DNA2, Class M2, 2.539% (1 Month LIBOR USD + 2.450%), 3/25/2049 (a)(d)	5,404,382	5,482,156
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(d)	4,951,423	4,974,655
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(d)	1,763,605	1,777,950
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 1.939% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(d)	4,609,971	4,630,158
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class B1, 3.089% (1 Month LIBOR USD + 3.000%), 9/27/2049 (a)(d)	7,847,000	7,999,036
Federal Home Loan Mortgage Corp., Series 2019-DNA4, Class M2, 2.039% (1 Month LIBOR USD + 1.950%), 10/25/2049 (a)(d)	2,256,422	2,270,538
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(d)	4,268,143	4,284,161
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.789% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(d)	4,587,308	4,607,396
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class M2, 1.989% (1 Month LIBOR USD + 1.900%), 1/25/2050 (a)(d)	9,335,185	9,370,220
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class B1, 2.439% (1 Month LIBOR USD + 2.350%), 1/25/2050 (a)(d)	4,899,856	4,951,917
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, 1.939% (1 Month LIBOR USD + 1.850%), 2/25/2050 (a)(d)	10,123,783	10,206,130
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.589% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(d)	3,800,000	3,844,088
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, 3.189% (1 Month LIBOR USD + 3.100%), 3/25/2050 (a)(d)	4,825,626	4,895,072
Federal Home Loan Mortgage Corp., Series 2021-DNA1, Class M2, 1.850% (SOFR30A + 1.800%), 1/25/2051 (a)(d)	12,918,856	12,951,179
Federal Home Loan Mortgage Corp., Series 2021-DNA1, Class B1, 2.700% (SOFR30A + 2.650%), 1/25/2051 (a)(d)	2,153,143	2,158,530
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.089% (1 Month LIBOR USD + 5.000%), 7/25/2025 (d)	1,312,713	1,344,749
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 2.939% (1 Month LIBOR USD + 2.850%), 11/26/2029 (d)	6,684,230	6,870,359
Federal National Mortgage Association, Series 2017-C06, Class 2M2, 2.889% (1 Month LIBOR USD + 2.800%), 2/25/2030 (d)	1,065,931	1,088,609
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 2.589% (1 Month LIBOR USD + 2.500%), 5/28/2030 (d)	3,073,687	3,108,305
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 2.639% (1 Month LIBOR USD + 2.550%), 12/26/2030 (d)	1,549,462	1,571,761
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.539% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(d)	5,368,565	5,403,198
Federal National Mortgage Association, Series 2019-R02, Class 1M2, 2.389% (1 Month LIBOR USD + 2.300%), 8/25/2031 (a)(d)	2,905,622	2,932,470

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – (continued)
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.189% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(d)	$2,333,453	$2,342,210
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.089% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(d)	934,263	938,500
Federal National Mortgage Association, Series 2019-R06, Class 2ED2, 1.089% (1 Month LIBOR USD + 1.000%), 9/25/2039 (a)(d)	284,781	284,933
Federal National Mortgage Association, Series 2019-R07, Class 1M2, 2.189% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(d)	4,014,534	4,038,842
Federal National Mortgage Association, Series 2020-R01, Class 1M2, 2.139% (1 Month LIBOR USD + 2.050%), 1/25/2040 (a)(d)	8,497,669	8,548,179
Federal National Mortgage Association, Series 2020-R02, Class 2B1, 3.089% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(d)	13,017,089	13,082,174
Federal Home Loan Mortgage Corp., Series 2020-HQA5, Class M2, 2.650% (SOFR30A + 2.600%), 11/25/2050 (a)(d)	7,000,000	7,087,598

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $246,139,469)		$255,514,121

Whole Loans – 0.48%
30 Year 6 Month Prime ARM, 7.990%, 09/01/2049	69,050	64,696
Agency High Balance Residential Mortgages, 4.500% to 5.125%, 5/24/2048 to 6/27/2048	2,293,690	2,366,553
Agency High Balance Residential Mortgages, 2.750% to 3.250%, 4/26/2037 to 8/24/2037 (g)	2,399,299	2,319,552
Gateway Mount Pleasant, 5.300%, 8/1/2028	13,652,849	11,709,768
Residential Second Lien Mortgages, 4.939% to 10.849%, 12/1/2033 to 2/1/2050 (g)(r)	6,639,875	6,642,448
Savannah Grand, 6.900%, 2/6/2022	4,600,000	4,541,204
Valley Oaks Nursing Home Commercial Loans, 7.500%, 8/6/2021	5,946,086	5,942,826

TOTAL WHOLE LOANS (Cost – $33,878,599)		$33,587,047

Short-Term Investments – 3.25%	Shares
Money Market Funds – 3.25%
First American Government Obligations Fund, Class U, 0.026% (s)	228,502,815	228,502,815

TOTAL SHORT-TERM INVESTMENTS (Cost – $228,502,815)		$228,502,815

TOTAL INVESTMENTS – 106.39% (Cost – $7,522,263,977)		$7,490,810,569

Liabilities in Excess of Other Assets – (6.39%)		(449,872,076)

NET ASSETS – 100.00%		$7,040,938,493

CMT:	Constant Maturity Treasury
LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2021, the value of these securities amounted to $3,618,052,020 or 51.39% of net assets.

(b)	Security issued on a when-issued basis. On July 31, 2021, the total value of investments purchased on a when-issued basis was $41,050,386 or 0.58% of net assets.
(c)	Principal only security.
(d)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2021.

(e)	Interest only security.
(f)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of July 31, 2021.
(g)	Illiquid security. At July 31, 2021, the value of these securities amounted to $490,433,307 or 6.97% of net assets.
(h)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2021.
(i)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2021, the value of securities pledged amounted to $24,604,215 or 0.35% of net assets.

(j)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At July 31, 2021, the value of securities pledged amounted to $484,123,544.
(k)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(l)	As of July 31, 2021, the Fund has fair valued these securities. The value of these securities amounted to $3,005,269 or 0.04% of net assets. Value determined using significant unobservable inputs.
(m)

Security issued as a “Trust Preferred Security”, with a par value of $1,000 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.

(n)	Non-income producing security. Item identified as in default as to the payment of interest.
(o)	Auction rate security. Rate disclosed is the rate in effect as of July 31, 2021.
(p)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2021.
(q)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(r)	A portion of this security has been identified as non-income producing and in default as to the payment of interest. At July 31, 2021, the value amounted to $2,641,823.
(s)	Rate disclosed is the seven-day yield as of July 31, 2021.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations – 5.41%
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(b)	$2,000,000	$2,025,000
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 1.479% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(c)(d)	1,609,822	1,597,749
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 4.159% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(c)(d)	1,000,000	957,500
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 1.910% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(c)(d)	1,932,051	1,898,240
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.600% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(c)(d)	2,000,000	1,980,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost – $8,497,570)		$8,458,489

Common Stocks – 3.40%	Shares
Financial – 3.40%
AmeriServ Financial, Inc.	89,766	340,213
Arrow Financial Corp.	13,500	486,675
Berkshire Hills Bancorp, Inc.	17,000	459,680
Central Valley Community Bancorp	19,000	425,410
City Holding Co.	5,500	416,130
Community Financial Corp.	13,000	475,280
Eagle Bancorp Montana, Inc.	14,400	319,680
Financial Institutions, Inc.	16,594	488,527
First United Corp.	18,545	321,014
Greene County Bancorp, Inc.	22,248	688,131
Hingham Institution for Savings	1,600	478,400
Sterling Bancorp, Inc. (e)	87,800	419,684

TOTAL COMMON STOCKS (Cost – $4,746,926)		$5,318,824

Corporate Obligations – 84.59%	Principal Amount
Financial – 84.59%
Allegiance Bancshares, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (d)	$1,000,000	1,052,634
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (a)(d)	1,000,000	1,024,500
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	1,500,000	1,553,528
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	2,500,000	2,473,014
B. Riley Financial, Inc., 5.500%, 3/31/2026 (f)	1,000,000	1,024,000
Banc of California, Inc., 5.250%, 4/15/2025	500,000	531,869
BankFinancial Corp., 3.750% (SOFR + 2.990%), 5/15/2031 (a)(d)	2,000,000	2,018,100
BankGuam Holding Co., 4.750% (SOFR + 4.130%), 7/1/2031 (a)(d)	2,000,000	2,014,802
Beal Trust I, 3.779%, (6 Month LIBOR USD + 3.625%), 7/30/2037 (c)(d)(g)(h)	2,000,000	1,683,551
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	2,000,000	2,078,130
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (d)	1,000,000	1,089,423
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (d)	2,500,000	2,674,303
Central Pacific Financial Corp., 4.750% (SOFR + 4.560%), 11/1/2030 (d)	1,000,000	1,069,526
Clear Street Holdings LLC, 5.875%, 5/15/2026 (a)	2,000,000	2,008,553

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (d)	$1,950,000	$2,010,913
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	1,089,140
CRB Group, Inc., 6.500% (SOFR + 6.380%), 9/1/2030 (a)(d)	1,000,000	1,101,742
Dickinson Financial Corp., 4.250% (SOFR + 4.030%), 11/15/2030 (a)(d)	1,250,000	1,265,531
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (d)	650,000	653,054
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (d)	1,000,000	1,072,763
FedNat Holding Co., 7.750%, 3/15/2029	2,500,000	2,675,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (d)	2,000,000	2,157,515
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(d)	3,000,000	3,069,070
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (d)	1,500,000	1,594,155
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (d)	2,500,000	2,740,970
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(d)	3,000,000	3,096,950
First Financial Bancorp, 5.250% (SOFR + 5.090%), 5/15/2030 (d)	1,000,000	1,045,105
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (d)	1,500,000	1,518,378
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(d)	2,000,000	2,161,297
FS Bancorp, Inc., 3.750% (SOFR + 3.370%), 2/15/2031 (d)	1,000,000	1,041,498
Happy Bancshares, Inc., 5.500% (SOFR + 5.345%), 7/31/2030 (a)(d)	3,000,000	3,217,956
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,504,701	1,601,771
Homestreet, Inc., 6.500%, 6/1/2026	3,000,000	3,303,503
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (d)	1,000,000	1,104,436
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (a)(d)	750,000	822,060
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (d)	1,750,000	1,790,626
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	2,500,000	2,541,724
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(d)	1,000,000	1,012,702
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,350,000	4,288,166
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (d)	1,000,000	1,063,134
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(d)	1,000,000	1,031,210
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	500,000	507,122
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	3,500,000	3,470,106
Metropolitan Bancgroup, Inc., 5.690% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(d)	1,000,000	1,003,944
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,200,000	1,220,604
Midwest Bankcentre, Inc., 3.625% (SOFR + 2.950%), 6/15/2031 (a)(d)	1,500,000	1,506,975
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,024,807
Narragansett Financial Corp., 3.875% (SOFR + 3.190%), 5/15/2031 (a)(d)	2,000,000	2,020,180
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(d)	2,000,000	2,066,225
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (d)	2,000,000	2,162,649
NexBank Capital, Inc., 4.474% (3 Month LIBOR USD + 4.355%), 3/16/2026 (d)	200,000	200,247
NexBank Capital, Inc., 4.474% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	3,500,000	3,504,331
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(d)	1,750,000	1,817,706
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(d)	1,000,000	1,039,145
Oakstar Bancshares, Inc., 4.250% (SOFR + 3.516%), 4/15/2031 (a)(d)	1,000,000	1,029,979
Olney Bancshares of Texas, Inc., 4.000% (SOFR + 3.320%), 3/15/2031 (a)(d)	1,250,000	1,264,934
Pacific Continental Corp., 4.862% (3 Month LIBOR USD + 4.715%), 6/30/2026 (d)	1,500,000	1,500,457
Pacific Western Bank, 3.250% (SOFR + 2.520%), 5/1/2031 (d)	2,000,000	2,044,701
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (d)	2,250,000	2,298,699
Peapack-Gladstone Financial Corp., 3.500% (SOFR + 3.260%), 12/30/2030 (d)	1,500,000	1,537,944
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (d)	1,500,000	1,563,056
Primis Financial Corp., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(d)	1,000,000	1,012,081

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
RBB Bancorp, 4.000% (SOFR + 3.290%), 4/1/2031 (d)	$3,000,000	$3,068,371
Ready Capital Corp., 5.750%, 2/15/2026 (f)	1,000,000	1,035,200
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,000,000	1,011,113
River Financial Corp., 4.000% (SOFR + 3.420%), 3/15/2031 (a)(d)	1,000,000	1,044,459
Sandy Spring Bancorp, Inc., 4.250% (SOFR + 2.882%), 11/15/2029 (d)	1,250,000	1,301,139
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(d)	1,250,000	1,308,855
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (d)	1,800,000	1,874,227
Sterling Bancorp, 3.875% (SOFR + 3.690%), 11/1/2030 (d)	2,000,000	2,070,202
Sterling Bancorp, Inc., 5.946% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(d)	2,000,000	2,003,817
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(d)	2,000,000	2,063,676
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	2,005,247
Trustmark Corp., 3.625% (SOFR + 3.387%), 12/1/2030 (d)	2,000,000	2,078,298
United Insurance Holdings Corp., 6.250%, 12/15/2027	2,000,000	2,054,394
Western Alliance Bancorp, 3.000% (SOFR + 2.250%), 6/15/2031 (d)	2,000,000	2,023,188
Zais Group LLC, 7.000%, 11/15/2023 (a)	1,160,000	1,182,109

TOTAL CORPORATE OBLIGATIONS (Cost – $129,183,376)		$132,286,489

Preferred Stocks – 1.42%	Shares
Financial – 1.42%
First Guaranty Bancshares, Inc., 6.750%	40,000	1,087,600
TriState Capital Holdings, Inc., 6.375% (3 Month LIBOR USD + 4.088%) (d)	43,321	1,128,945

TOTAL PREFERRED STOCKS (Cost – $2,145,025)		$2,216,545

Short-Term Investments – 3.70%
Money Market Funds – 3.70%
First American Government Obligations Fund, Class U, 0.026% (i)	5,794,378	5,794,378

TOTAL SHORT-TERM INVESTMENTS (Cost – $5,794,378)		$5,794,378

TOTAL INVESTMENTS – 98.52% (Cost – $150,367,275)		$154,074,725

Other Assets in Excess of Liabilities – 1.48%		2,317,860

NET ASSETS – 100.00%		$156,392,585

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2021, the value of these securities amounted to $73,698,838 or 47.12% of net assets.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

(b)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of July 31, 2021.
(c)	Illiquid security. At July 31, 2021, the value of these securities amounted to $8,117,040 or 5.19% of net assets.
(d)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2021.

(e)	Non-income producing security.
(f)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(g)	As of July 31, 2021, the Fund has fair valued these securities. The value of these securities amounted to $1,683,551 or 1.08% of net assets.
(h)

Security issued as a “Trust Preferred Security”, with a par value of $1,000 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.

(i)	Rate disclosed is the seven-day yield as of July 31, 2021.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

July 31, 2021 (Unaudited)

Common Stocks – 0.04%	Shares	Value
Consumer, Non-cyclical – 0.04%
Cenveo Corp. (a)(b)(c)	4,630	$27,780

TOTAL COMMON STOCKS (Cost – $490,470)		$27,780

Corporate Obligations – 98.79%	Principal Amount	Value
Basic Materials – 13.08%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (c)	$500,000	$523,145
Allegheny Technologies, Inc., 5.875%, 12/1/2027	100,000	104,656
Arconic Corp., 6.125%, 2/15/2028 (c)	250,000	266,579
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (c)	1,000,000	1,100,915
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	750,000	792,187
Compass Minerals International, Inc., 6.750%, 12/1/2027 (c)	500,000	535,665
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (c)	240,000	244,462
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (c)	1,250,000	1,268,631
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (c)(d)	1,000,000	1,045,000
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (c)	1,000,000	1,041,990
Hecla Mining Co., 7.250%, 2/15/2028	500,000	542,605
Mercer International, Inc., 5.125%, 2/1/2029	750,000	765,937
Methanex Corp., 5.125%, 10/15/2027	500,000	542,808
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (c)	500,000	532,053
Taseko Mines Ltd., 7.000%, 2/15/2026 (c)	500,000	515,160

		9,821,793

Communications – 9.31%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	513,247
Cars.com, Inc., 6.375%, 11/1/2028 (c)	500,000	534,467
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (c)	250,000	255,937
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (c)	418,000	424,792
Consolidated Communications, Inc., 6.500%, 10/1/2028 (c)	500,000	538,683
CSC Holdings LLC, 5.500%, 4/15/2027 (c)	500,000	524,532
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (c)	542,000	572,534
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (c)(e)	1,000,000	1,033,750
Entercom Media Corp., 6.500%, 5/1/2027 (c)	100,000	103,377
Entercom Media Corp., 6.750%, 3/31/2029 (c)	200,000	204,239
Lamar Media Corp., 4.875%, 1/15/2029	250,000	264,813
Nexstar Broadcasting, Inc., 5.625%, 7/15/2027 (c)	250,000	264,624
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (c)	250,000	255,330
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (c)	250,000	267,688
Townsquare Media, Inc., 6.875%, 2/1/2026 (c)	300,000	320,250
Univision Communications, Inc., 6.625%, 6/1/2027 (c)	250,000	269,220
Urban One, Inc., 7.375%, 2/1/2028 (c)	600,000	642,834

		6,990,317

Consumer, Cyclical – 20.12%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (c)	500,000	523,750
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	750,000	789,375
Aramark Services, Inc., 6.375%, 5/1/2025 (c)	500,000	528,200
Arrow Bidco LLC, 9.500%, 3/15/2024 (c)	500,000	514,062

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Consumer, Cyclical – (continued)
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (c)	$250,000	$260,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (c)	250,000	264,342
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 6/15/2029 (c)	250,000	254,827
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (c)	250,000	266,562
Century Communities, Inc., 5.875%, 7/15/2025	500,000	515,445
Clarios Global LP, 6.750%, 5/15/2025 (c)	226,000	240,322
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (c)	500,000	559,282
FirstCash, Inc., 4.625%, 9/1/2028 (c)	500,000	520,490
Ford Motor Co., 9.000%, 4/22/2025	1,000,000	1,232,200
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	500,000	518,807
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029 (c)	500,000	526,692
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026 (c)	500,000	524,745
Installed Building Products, Inc., 5.750%, 2/1/2028 (c)	100,000	104,755
International Game Technology PLC, 5.250%, 1/15/2029 (c)	200,000	213,787
LBM Acquisition LLC, 6.250%, 1/15/2029 (c)	100,000	100,323
Lithia Motors, Inc., 4.625%, 12/15/2027 (c)	250,000	266,261
Lithia Motors, Inc., 4.375%, 1/15/2031 (c)	500,000	545,933
Macy’s, Inc., 8.375%, 6/15/2025 (c)	250,000	272,813
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	506,600
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027 (c)	250,000	272,188
New Red Finance, Inc., 4.375%, 1/15/2028 (c)	250,000	254,075
Party City Holdings, Inc., 8.750%, 2/15/2026 (c)	250,000	265,000
Resideo Funding, Inc., 6.125%, 11/1/2026 (c)	258,000	271,234
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/2025	500,000	515,760
Six Flags Theme Parks, Inc., 7.000%, 7/1/2025 (c)	250,000	268,034
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (c)	300,000	337,235
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (c)	100,000	104,165
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	850,000	942,965
United Airlines, Inc., 4.375%, 4/15/2026 (c)	500,000	515,065
Univar Solutions USA, Inc. / Washington, 5.125%, 12/1/2027 (c)	250,000	262,156
Wabash National Corp., 5.500%, 10/1/2025 (c)	500,000	509,573
White Cap Buyer LLC, 6.875%, 10/15/2028 (c)	500,000	534,510

		15,101,533

Consumer, Non-cyclical – 13.08%
Bidfair Holdings, Inc., 5.875%, 6/1/2029 (c)	500,000	521,045
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (c)	250,000	262,440
CPI CG, Inc., 8.625%, 3/15/2026 (c)	250,000	266,906
HCRX Investments Holdco LP, 4.500%, 8/1/2029 (c)	1,000,000	1,021,250
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (c)	250,000	261,336
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (c)	750,000	841,639
Korn Ferry, 4.625%, 12/15/2027 (c)	250,000	258,980
NESCO Holdings II, Inc., 5.500%, 4/15/2029 (c)	100,000	103,377

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Consumer, Non-cyclical – (continued)
Performance Food Group, Inc., 4.250%, 8/1/2029 (c)	$500,000	$507,971
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (c)	750,000	730,500
Primo Water Holdings, Inc., 4.375%, 4/30/2029 (c)	1,000,000	1,001,250
Rent-A-Center, Inc., 6.375%, 2/15/2029 (c)	500,000	538,580
Sabre GLBL, Inc., 9.250%, 4/15/2025 (c)	100,000	117,429
Sabre GLBL, Inc., 7.375%, 9/1/2025 (c)	100,000	106,999
Select Medical Corp., 6.250%, 8/15/2026 (c)	1,000,000	1,058,610
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	589,867
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.625%, 3/1/2029 (c)	250,000	252,713
Sotheby’s, 7.375%, 10/15/2027 (c)	810,000	866,336
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	250,939
US Foods, Inc., 6.250%, 4/15/2025 (c)	250,000	263,618

		9,821,785

Energy – 18.12%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (c)	250,000	258,125
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (c)	1,250,000	1,310,400
Antero Resources Corp., 8.375%, 7/15/2026 (c)	162,000	183,484
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (c)	700,000	736,533
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/2028 (c)	250,000	259,887
CITGO Petroleum Corp., 7.000%, 6/15/2025 (c)	500,000	513,915
CNX Resources Corp., 6.000%, 1/15/2029 (c)	100,000	106,010
Comstock Resources, Inc., 6.750%, 3/1/2029 (c)	100,000	104,139
Comstock Resources, Inc., 5.875%, 1/15/2030 (c)	100,000	100,670
Continental Resources, Inc., 5.750%, 1/15/2031 (c)	100,000	120,684
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.000%, 2/1/2029 (c)	500,000	520,687
CrownRock LP / CrownRock Finance, Inc., 5.000%, 5/1/2029 (c)	250,000	261,750
DCP Midstream LP, 7.375% (3 Month LIBOR USD + 5.148%), 6/15/2023 (f)	500,000	487,268
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (c)	250,000	250,272
EnLink Midstream LLC, 5.625%, 1/15/2028 (c)	100,000	106,070
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (c)	750,000	779,287
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (c)	900,000	919,445
New Fortress Energy, Inc., 6.750%, 9/15/2025 (c)	250,000	255,318
New Fortress Energy, Inc., 6.500%, 9/30/2026 (c)	500,000	505,773
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	1,000,000	523,645
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	242,500
Range Resources Corp., 8.250%, 1/15/2029 (c)	100,000	110,840
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (c)	1,500,000	1,132,148
SunCoke Energy, Inc., 4.875%, 6/30/2029 (c)	500,000	505,080
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (c)	500,000	543,823
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (c)	500,000	526,080
Transocean, Inc., 11.500%, 1/30/2027 (c)	113,000	112,584
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	262,170
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	794,010
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (c)	250,000	250,000
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (c)	800,000	816,560

		13,599,157

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – 14.10%
Credit Acceptance Corp., 6.625%, 3/15/2026	$500,000	$528,750
Cushman & Wakefield US Borrower LLC, 6.750%, 5/15/2028 (c)	250,000	269,215
Freedom Mortgage Corp., 7.625%, 5/1/2026 (c)	500,000	514,375
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/2025 (c)	500,000	542,999
Global Aircraft Leasing Co. Ltd., 7.250%, 9/15/2024 (c)	268,452	270,130
goeasy Ltd., 5.375%, 12/1/2024 (c)	250,000	260,237
goeasy Ltd., 4.375%, 5/1/2026 (c)	500,000	517,130
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (c)	750,000	761,062
Home Point Capital, Inc., 5.000%, 2/1/2026 (c)	500,000	462,050
Howard Hughes Corp., 5.375%, 8/1/2028 (c)	250,000	265,000
LD Holdings Group LLC, 6.125%, 4/1/2028 (c)	500,000	497,055
LPL Holdings, Inc., 4.625%, 11/15/2027 (c)	500,000	517,312
MGIC Investment Corp., 5.250%, 8/15/2028	250,000	266,264
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	513,750
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (c)	1,000,000	1,043,750
NMI Holdings, Inc., 7.375%, 6/1/2025 (c)	250,000	285,826
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/2029 (c)	250,000	255,989
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (c)	500,000	526,178
PRA Group, Inc., 7.375%, 9/1/2025 (c)	250,000	270,298
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (c)	150,000	166,438
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (c)	500,000	525,000
StoneX Group, Inc., 8.625%, 6/15/2025 (c)	100,000	108,743
United Shore Financial Services LLC, 5.500%, 11/15/2025 (c)	500,000	514,825
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (c)	500,000	496,975
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (c)	200,000	202,981

		10,582,332

Industrial – 8.48%
Bombardier, Inc., 7.500%, 12/1/2024 (c)	200,000	208,250
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (c)	250,000	261,563
Builders FirstSource, Inc., 5.000%, 3/1/2030 (c)	250,000	266,442
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (c)	500,000	512,252
Cascades, Inc., 5.375%, 1/15/2028 (c)	350,000	368,842
Cloud Crane LLC, 10.125%, 8/1/2024 (c)	300,000	309,012
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (c)	100,000	106,847
Covanta Holding Corp., 5.875%, 7/1/2025	250,000	259,561
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	268,831
Dycom Industries, Inc., 4.500%, 4/15/2029 (c)	100,000	101,380
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (c)	250,000	285,624
FXI Holdings, Inc., 7.875%, 11/1/2024 (c)	443,000	455,466
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (c)	100,000	103,131
Griffon Corp., 5.750%, 3/1/2028	350,000	368,746
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (c)	250,000	261,755
MasTec, Inc., 4.500%, 8/15/2028 (c)	500,000	529,000
Matthews International Corp., 5.250%, 12/1/2025 (c)	250,000	256,729
Moog, Inc., 4.250%, 12/15/2027 (c)	250,000	258,281

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Industrial – (continued)
Mueller Water Products, Inc., 4.000%, 6/15/2029 (c)	$300,000	$311,009
Seaspan Corp., 5.500%, 8/1/2029 (c)	500,000	499,230
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (c)	100,000	106,250
SRM Escrow Issuer LLC, 6.000%, 11/1/2028 (c)	250,000	267,215

		6,365,416

Technology – 0.26%
Seagate HDD Cayman, 3.375%, 7/15/2031 (c)	200,000	197,172

Utilities – 2.24%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	276,457
Calpine Corp., 4.500%, 2/15/2028 (c)	250,000	257,812
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (c)	500,000	510,313
Talen Energy Supply LLC, 10.500%, 1/15/2026 (c)	625,000	417,188
Talen Energy Supply LLC, 6.625%, 1/15/2028 (c)	250,000	222,509

		1,684,279

TOTAL CORPORATE OBLIGATIONS (Cost – $71,971,372)		$74,163,784

Short-Term Investments – 0.97%	Shares
Money Market Funds – 0.97%
First American Government Obligations Fund, Class U, 0.026% (g)	731,512	731,512

TOTAL SHORT-TERM INVESTMENTS (Cost – $731,512)		$731,512

TOTAL INVESTMENTS – 99.80% (Cost – $73,193,354)		$74,923,076

Other Assets in Excess of Liabilities – 0.20%		148,920

NET ASSETS – 100.00%		$75,071,996

LIBOR: London Inter-Bank Offered Rate

(a)	As of July 31, 2021, the Fund has fair valued these securities. The value of these securities amounted to $27,780 or 0.04% of net assets. Value determined using significant unobservable inputs.
(b)	Illiquid security. At July 31, 2021, the value of these securities amounted to $27,780 or 0.04% of net assets.
(c)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2021, the value of these securities amounted to $60,011,401 or 79.94% of net assets.

(d)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2021, the value of securities pledged amounted to $1,045,000 or 1.39% of net assets.

(e)	Security issued on a when-issued basis. On July 31, 2021, the total value of investments purchased on a when-issued basis was $1,033,750 or 1.38% of net assets.
(f)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2021.

(g)	Rate disclosed is the seven-day yield as of July 31, 2021.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 39.57%
ACC Auto Trust, Series 2021-A, Class A, 1.080%, 4/15/2027 (a)	$5,500,000	$5,507,095
ACC Auto Trust, Series 2021-A, Class B, 1.790%, 4/15/2027 (a)	4,611,000	4,617,691
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (a)	411,796	415,953
ACC Trust, Series 2019-2, Class A, 2.820%, 2/20/2023 (a)	1,551,201	1,557,204
ACC Trust, Series 2021-1, Class A, 0.740%, 11/20/2023 (a)	1,881,374	1,886,149
ACC Trust, Series 2019-1, Class C, 6.410%, 2/20/2024 (a)	3,000,000	3,090,957
ACC Trust, Series 2021-1, Class B, 1.430%, 7/22/2024 (a)	2,000,000	2,011,742
ACC Trust, Series 2019-2, Class C, 5.240%, 10/20/2024 (a)	400,000	413,780
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.100%, 2/18/2025 (a)	1,528,000	1,542,281
Affirm Asset Securitization Trust, Series 2020-A, Class B, 3.540%, 2/18/2025 (a)	1,300,000	1,322,064
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.880%, 8/15/2025 (a)	3,000,000	3,019,908
Affirm Asset Securitization Trust, Series 2021-Z1, Class A, 1.070%, 8/15/2025 (a)	3,609,926	3,624,879
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/15/2026 (a)(b)	250,000	251,169
Ally Auto Receivables Trust, Series 2019-4, Class A3, 1.840%, 6/15/2024	580,491	586,145
American Credit Acceptance Receivables Trust, Series 2020-2, Class A, 1.650%, 12/13/2023 (a)	520,450	522,075
American Credit Acceptance Receivables Trust, Series 2020-1, Class B, 2.080%, 12/13/2023 (a)	800,249	803,030
American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024 (a)	3,000,000	3,035,199
American Credit Acceptance Receivables Trust, Series 2019-3, Class C, 2.760%, 9/12/2025 (a)	2,118,913	2,144,044
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.850%, 6/15/2026 (a)	350,000	356,501
American Credit Acceptance Receivables Trust, Series 2021-2, Classs C, 0.970%, 7/13/2027 (a)	1,500,000	1,508,880
American Express Credit Account Master Trust, Series 2019-4, Class A, 0.333% (1 Month LIBOR USD + 0.240%), 4/15/2024 (c)	3,000,000	3,005,352
American Express Credit Account Master Trust, Series 2017-5, Class A, 0.473% (1 Month LIBOR USD + 0.380%), 2/18/2025 (c)	1,980,000	1,989,621
American Express Credit Account Master Trust, Series 2017-5, Class B, 0.673% (1 Month LIBOR USD + 0.580%), 2/18/2025 (c)	2,555,000	2,571,590
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.413% (1 Month LIBOR USD + 0.320%), 10/15/2025 (c)	5,400,000	5,439,625
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.130%, 1/18/2023	733,351	738,454
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	1,385,671	1,425,013
Aqua Finance Trust, Series 2020-AA, Class A, 1.900%, 7/17/2046 (a)	7,985,179	8,113,421
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A, 1.190%, 1/15/2027 (a)	1,556,093	1,562,226
Avant Loans Funding Trust, Series 2019-B, Class B, 3.150%, 10/15/2026 (a)	351,308	354,314
Avant Loans Funding Trust, Series 2020-REV1, Class A, 2.170%, 5/15/2029 (a)	3,400,000	3,424,446
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 7/15/2030 (a)	2,000,000	2,009,806
Avis Budget Rental Car Funding LLC, Series 2016-2A, Class C, 4.830%, 11/20/2022 (a)	266,667	268,995
Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	2,251,000	2,291,892
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	409,000	416,978
CarNow Auto Receivables Trust, Series 2019-1A, Class A, 2.720%, 11/15/2022 (a)	74,144	74,291
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.970%, 10/15/2024 (a)	1,874,201	1,878,997
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.090%, 1/10/2028	5,000,000	5,035,995
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	4,000,000	4,053,272
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	1,500,000	1,507,530
Carvana Auto Receivables Trust, Series 2021-P2, Class N, 1.880%, 5/10/2028 (a)	1,700,000	1,705,112
CFMT Issuer Trust, Series 2021-GFN1, Class A, 1.100%, 3/20/2041 (a)	3,189,638	3,256,187
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/2028 (a)	644,922	648,447
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.389%, 1/25/2028 (a)	1,773,536	1,787,145
Chase Auto Credit Linked Notes, Series 2020-2, Class B, 0.840%, 2/25/2028 (a)	771,296	776,575
Chase Auto Credit Linked Notes, Series 2020-2, Class C, 1.139%, 2/25/2028 (a)	771,296	774,515

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/2028 (a)	$4,750,676	$4,775,831
Chase Auto Credit Linked Notes, Series 2021-1, Class C, 1.024%, 9/25/2028 (a)	2,137,804	2,146,161
Chase Auto Credit Linked Notes, Series 2021-2, Class B, 0.889%, 12/25/2028 (a)	6,250,000	6,262,100
Chase Auto Credit Linked Notes, Series 2021-2, Class D, 1.138%, 12/25/2028 (a)	1,600,000	1,603,096
Chase Issuance Trust, Series 2017-A2, Class A, 0.493% (1 Month LIBOR USD + 0.400%), 3/15/2024 (c)	3,600,000	3,617,420
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	31,293	31,381
CIG Auto Receivables Trust, Series 2020-1A, Class B, 1.550%, 1/13/2025 (a)	1,000,000	1,010,054
Conn’s Receivables Funding LLC, Series 2019-B, Class B, 3.620%, 6/15/2024 (a)	267,630	269,750
Conn’s Receivables Funding LLC, Series 2019-B, Class C, 4.600%, 6/15/2024 (a)	2,000,000	2,016,014
Conn’s Receivables Funding LLC, Series 2020-A, Class C, 4.200%, 6/15/2025 (a)	281,651	284,450
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class A, 2.590%, 12/15/2026 (a)	1,362,610	1,373,103
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class B, 3.480%, 12/15/2026 (a)	4,068,000	4,178,430
Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class C, 5.210%, 10/15/2025 (a)	1,188,817	1,208,110
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class B, 4.320%, 1/15/2026 (a)	1,934,987	1,942,035
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (a)	3,035,000	3,099,339
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class A, 2.470%, 10/15/2026 (a)	316,944	318,036
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class B, 2.830%, 10/15/2026 (a)	1,500,000	1,512,669
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	200,000	204,551
Consumer Loan Underlying Bond Credit Trust, Series 2020-P1, Class A, 2.260%, 3/15/2028 (a)	498,033	501,193
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	1,897,953	1,926,091
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	500,000	501,244
CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023 (a)	105,334	105,681
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.350%, 1/15/2024 (a)	700,923	705,377
CPS Auto Receivables Trust, Series 2018-B, Class D, 4.260%, 3/15/2024 (a)	1,431,422	1,457,703
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	475,000	490,947
CPS Auto Receivables Trust, Series 2017-C, Class E, 5.720%, 9/16/2024 (a)	250,000	258,181
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (a)	200,000	209,076
CPS Auto Receivables Trust, Series 2018-A, Class E, 5.170%, 3/17/2025 (a)	1,500,000	1,559,143
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)	200,000	204,115
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	900,000	933,586
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/15/2026 (a)	2,100,000	2,127,300
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.230%, 3/15/2027 (a)	1,500,000	1,507,023
CPS Auto Trust, Series 2018-C, Class D, 4.400%, 6/17/2024 (a)	100,000	102,372
CPS Auto Trust, Series 2021-A, Class B, 0.610%, 2/18/2025 (a)	4,000,000	4,007,304
CPS Auto Trust, Series 2018-C, Class E, 6.070%, 9/15/2025 (a)	150,000	157,281
CPS Auto Trust, Series 2021-C, Class C, 1.210%, 6/15/2027 (a)	5,000,000	5,007,310
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class B, 3.890%, 10/15/2027 (a)	440,346	442,211
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.930%, 9/15/2029 (a)	400,000	410,430

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.960%, 2/15/2030 (a)	$3,165,000	$3,187,788
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 0.583% (1 Month LIBOR USD + 0.490%), 7/15/2024 (c)	1,480,000	1,485,204
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)	1,500,000	1,512,595
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.530%, 12/15/2023 (a)	238,662	240,968
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.300%, 9/16/2024	1,084,851	1,111,117
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/15/2025	3,266,390	3,317,006
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.900%, 8/15/2025	8,250,000	8,422,846
DT Auto Owner Trust, Series 2020-1A, Class A, 1.940%, 9/15/2023 (a)	353,994	355,098
DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024 (a)	2,960,000	2,997,065
DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025 (a)	1,200,000	1,202,244
DT Auto Owner Trust, Series 2020-1A, Class D, 2.550%, 11/15/2025 (a)	1,000,000	1,030,677
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	1,300,000	1,366,482
DT Auto Owner Trust, Series 2019-3A, Class E, 3.850%, 8/17/2026 (a)	100,000	104,147
ENVA LLC, Series 2018-A, Class B, 7.370%, 5/20/2026 (a)	217,932	219,700
ENVA LLC, Series 2019-A, Class B, 6.170%, 6/20/2026 (a)	1,415,928	1,435,053
ENVA LLC, Series 2019-A, Class C, 7.620%, 6/20/2026 (a)	2,000,000	2,083,514
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.620%, 9/16/2024 (a)	1,900,000	1,933,094
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	5,723,811	5,823,731
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023 (a)	103,955	104,157
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024 (a)	2,053,082	2,064,080
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.080%, 7/15/2024 (a)	3,855,000	3,886,677
Exeter Automobile Receivables Trust, Series 2020-3A, Class B, 0.790%, 9/16/2024	1,500,000	1,508,562
Fair Square Issuance Trust, Series 2020-AA, Class A, 2.900%, 9/20/2024 (a)	1,200,000	1,212,677
FHF Trust, Series 2021-1A, Class A, 1.270%, 3/15/2027 (a)	4,544,613	4,576,494
First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.000%, 8/15/2023 (a)	240,216	241,016
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	2,475,000	2,544,592
First Investors Auto Owner Trust, Series 2017-2A, Class E, 5.480%, 10/15/2024 (a)	2,000,000	2,051,514
First Investors Auto Owner Trust, Series 2020-1A, Class D, 3.150%, 4/15/2026 (a)	1,000,000	1,030,970
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	450,000	467,792
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.890%, 3/15/2027 (a)	1,450,000	1,458,013
Flagship Credit Auto Trust, Series 2019-1, Class A, 3.110%, 8/15/2023 (a)	14,836	14,903
Flagship Credit Auto Trust, Series 2017-3, Class D, 3.730%, 9/15/2023 (a)	5,700,000	5,841,286
Flagship Credit Auto Trust, Series 2017-1, Class E, 6.460%, 12/15/2023 (a)	725,000	741,919
Flagship Credit Auto Trust, Series 2019-4, Class A, 2.170%, 6/15/2024 (a)	875,967	883,089
Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024 (a)	566,401	569,286
Flagship Credit Auto Trust, Series 2020-2, Class B, 2.610%, 4/15/2026 (a)	4,000,000	4,101,980
Flagship Credit Auto Trust, Series 2020-3, Class D, 2.500%, 9/15/2026 (a)	585,000	605,215
Foundation Finance Trust, Series 2021-1A, Class A, 3.540%, 7/15/2040 (a)	1,965,367	2,044,966
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	1,802,453	1,809,009
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	500,000	509,758
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	600,000	624,139
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class B, 2.780%, 1/15/2025 (a)	1,000,000	1,014,428
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/15/2025 (a)	2,000,000	2,036,798
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class C, 2.410%, 8/15/2025 (a)	1,750,000	1,786,526

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.300%, 9/15/2025 (a)	$500,000	$519,924
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.870%, 1/15/2026 (a)	10,160,000	10,191,689
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	5,540,000	5,767,312
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	2,600,000	2,712,135
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,400,000	1,446,620
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.310%, 7/15/2027 (a)	3,000,000	3,011,052
FREED ABS Trust, Series 2018-2, Class C, 5.880%, 10/20/2025 (a)	3,200,000	3,215,984
FREED ABS Trust, Series 2019-2, Class A, 2.620%, 11/18/2026 (a)	177,605	178,130
FREED ABS Trust, Series 2019-2, Class B, 3.190%, 11/18/2026 (a)	5,500,000	5,554,868
FREED ABS Trust, Series 2020-FP1, Class A, 2.520%, 3/18/2027 (a)	1,009,407	1,014,438
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (a)	1,256,000	1,274,251
FREED ABS Trust, Series 2020-2CP, Class A, 4.520%, 6/18/2027 (a)	266,579	267,460
FREED ABS Trust, Series 2020-2CP, Class B, 5.500%, 6/18/2027 (a)	1,356,000	1,396,242
FREED ABS Trust, Series 2020-3FP, Class A, 2.400%, 9/18/2027 (a)	93,538	93,873
FREED ABS Trust, Series 2020-3FP, Class B, 4.180%, 9/18/2027 (a)	500,000	506,454
FREED ABS Trust, Series 2021-2, Class A, 0.680%, 6/19/2028 (a)	2,531,687	2,542,343
FREED ABS Trust, Series 2021-2, Class B, 1.030%, 6/19/2028 (a)	500,000	502,597
Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.080%, 7/20/2026 (a)	171,513	171,956
Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650%, 9/22/2025 (a)	2,000,000	2,012,904
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.200%, 12/20/2026 (a)	2,000,000	2,022,100
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024 (a)	1,000,000	1,007,986
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024 (a)	1,015,554	1,023,524
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/15/2024 (a)	1,200,000	1,223,783
GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.870%, 12/16/2024 (a)	2,000,000	2,055,898
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	1,750,000	1,821,703
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	465,022
GLS Auto Receivables Trust, Series 2018-2A, Class B, 3.710%, 3/15/2023 (a)	46,355	46,525
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023 (a)	461,398	464,336
GLS Auto Receivables Trust, Series 2018-3A, Class C, 4.180%, 7/15/2024 (a)	1,500,000	1,543,852
GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025 (a)	2,250,000	2,257,441
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.080%, 6/15/2026 (a)	770,000	771,416
Golden Credit Card Trust, Series 2017-4, Class A, 0.613% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(c)	6,375,000	6,412,714
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	3,735,904	3,768,941
Lendingpoint Asset Securitization Trust, Series 2019-1, Class C, 4.504%, 8/15/2025 (a)	3,004,339	3,030,240
Lendingpoint Asset Securitization Trust, Series 2021-A, Class A, 1.000%, 12/15/2028 (a)	10,000,000	10,024,280
Lendingpoint Asset Securitization Trust, Series 2021-A, Class B, 1.460%, 12/15/2028 (a)	3,750,000	3,764,385
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	2,000,000	2,039,082
LL ABS Trust, Series 2020-1A, Class A, 2.330%, 1/17/2028 (a)	424,151	428,239
Marlette Funding Trust, Series 2018-1A, Class D, 4.850%, 3/15/2028 (a)	461,424	463,908
Marlette Funding Trust, Series 2018-3A, Class C, 4.630%, 9/15/2028 (a)	663,068	665,697
Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029 (a)	192,603	193,324
Marlette Funding Trust, Series 2019-1A, Class B, 3.940%, 4/16/2029 (a)	1,108,000	1,119,492

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Marlette Funding Trust, Series 2019-2A, Class B, 3.530%, 7/16/2029 (a)	$986,000	$998,866
Marlette Funding Trust, Series 2019-3A, Class A, 2.690%, 9/17/2029 (a)	969,249	973,795
Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/15/2029 (a)	423,998	427,106
Marlette Funding Trust, Series 2019-4A, Class B, 2.950%, 12/15/2029 (a)	1,861,000	1,894,051
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	5,500,000	5,698,516
Marlette Funding Trust, Series 2020-1A, Class C, 2.800%, 3/15/2030 (a)	2,000,000	2,040,588
Marlette Funding Trust, Series 2020-1A, Class D, 3.540%, 3/15/2030 (a)	6,750,000	7,003,962
Marlette Funding Trust, Series 2020-2A, Class C, 2.830%, 9/16/2030 (a)	1,500,000	1,539,762
Marlette Funding Trust, Series 2021-1A, Class A, 0.600%, 6/16/2031 (a)	1,650,375	1,658,321
Marlette Funding Trust, Series 2021-1A, Class C, 1.410%, 6/16/2031 (a)	1,100,000	1,109,691
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	1,000,000	1,015,439
Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031 (a)	3,250,000	3,264,700
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)	11,965,000	12,045,213
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)	2,000,000	2,003,792
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(d)	62,737	62,431
Octane Receivables Trust, Series 2020-1A, Class A, 1.710%, 2/20/2025 (a)	3,562,842	3,597,220
Octane Receivables Trust, Series 2021-1A, Class A, 0.930%, 3/22/2027 (a)	2,280,660	2,291,997
Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.100%, 5/17/2027 (a)	1,619,355	1,633,540
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	2,884,388	2,901,744
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)	3,000,000	3,028,020
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	2,999,053	3,012,750
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class B, 1.820%, 1/16/2029 (a)	3,150,000	3,162,244
PMIT, Series 2019-3A, Class C, 4.940%, 9/15/2025 (a)	1,000,000	1,012,546
PMIT, Series 2019-4A, Class A, 2.480%, 2/15/2026 (a)	19,241	19,283
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.570%, 10/15/2025 (a)	2,500,000	2,514,595
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (a)	1,329,346	1,344,317
Sofi Consumer Loan Program LLC, Series 2017-3, Class B, 3.850%, 5/26/2026 (a)	2,597,326	2,620,320
Sofi Consumer Loan Program Trust, Series 2020-1, Class A, 2.020%, 1/25/2029 (a)	542,271	546,766
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	14,674,709	14,865,157
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.330%, 2/20/2024 (a)	4,000,000	4,112,948
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	700,000	735,629
Tesla Auto Lease Trust, Series 2021-A, Class B, 1.020%, 3/20/2025 (a)	3,000,000	3,033,492
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	2,000,000	2,016,276
Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740%, 4/15/2024 (a)	3,500,000	3,504,543
Tricolor Auto Securitization Trust, Series 2021-1A, Class C, 1.330%, 9/16/2024 (a)	7,000,000	7,009,233
UMPT, Series 2019-ST1, Class A, 4.000%, 7/15/2025 (a)	273,811	277,850
UMPT, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	2,957,479	3,004,429
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	60,917	61,835
UMPT, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	175,023	177,500
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	1,450,000	1,461,933
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)	1,634,439	1,668,525
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	3,073,140	3,130,712
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)	8,016,184	8,131,257
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	8,067,487	8,126,057
Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.000%, 7/20/2027 (a)	4,881,444	4,962,564
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	6,741,307	6,779,705
Upstart Pass-Through Trust, Series 2021-ST6, Class A, 1.850%, 8/20/2027 (a)	9,500,000	9,543,291
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	3,481,570	3,556,427

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	$6,575,340	$6,732,576
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	3,688,605	3,761,300
Upstart Pass-Through Trust, Series 2021-1, Class A, 0.870%, 3/20/2031 (a)	3,653,388	3,673,880
Upstart Securitization Trust, Series 2018-1, Class D, 6.147%, 8/20/2025 (a)	714,598	724,731
Upstart Securitization Trust, Series 2018-2, Class C, 5.494%, 12/22/2025 (a)	758,114	763,020
Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/2029 (a)	116,564	116,876
Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/21/2030 (a)	1,083,051	1,090,596
Upstart Securitization Trust, Series 2019-3, Class B, 3.829%, 1/21/2030 (a)	10,500,000	10,761,901
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)	400,000	417,479
Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/2030 (a)	532,628	538,610
Upstart Securitization Trust, Series 2020-2, Class A, 2.309%, 11/20/2030 (a)	677,330	683,911
Upstart Securitization Trust, Series 2021-2, Class A, 0.910%, 6/20/2031 (a)	4,600,402	4,618,785
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	250,000	255,405
Upstart Securitization Trust, Series 2021-3, Class A, 0.830%, 7/20/2031 (a)	2,000,000	2,005,834
USASF Receivables LLC, Series 2020-1A, Class A, 2.470%, 8/15/2023 (a)	2,031,436	2,042,516
Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.670%, 9/15/2023 (a)	566,472	569,247
Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.650%, 2/15/2024 (a)	945,352	948,247
Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.190%, 6/15/2025 (a)	300,000	303,343
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	500,000	503,718
Veros Automobile Receivables Trust, Series 2021-1, Class A, 0.920%, 10/15/2026 (a)	1,649,330	1,655,401
Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/2034 (a)	5,947,602	6,092,664
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	376,702	378,162
Westlake Automobile Receivables Trust, Series 2020-1A, Class A2, 1.440%, 9/15/2023 (a)	1,759,998	1,767,842
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023 (a)	970,000	987,832
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.000%, 1/16/2024 (a)	3,668,721	3,701,354
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.450%, 3/15/2024 (a)	831,459	838,687
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.890%, 7/15/2026 (a)	3,000,000	3,010,737
World Financial Network Credit Card Master Trust, Series 2019-B, Class M, 3.040%, 4/15/2026	3,365,000	3,446,144

TOTAL ASSET-BACKED SECURITIES (Cost – $536,984,250)		$540,316,674

Collateralized Loan Obligations – 11.39%
610 Funding CLO Ltd., Series 2018-3A, Class A1, 1.104% (3 Month LIBOR USD + 0.970%), 7/17/2028 (a)(c)	2,896,859	2,895,819
Apres Static CLO Ltd., Series 2019-1A, Class X, 0.876% (3 Month LIBOR USD + 0.750%), 10/16/2028 (a)(c)	237,063	237,158
Ares CLO Ltd., Series 2020-58A, Class X, 0.926% (3 Month LIBOR USD + 0.800%), 1/25/2033 (a)(c)	3,000,000	2,999,997
ASSURANT CLO Ltd., Series 2017-1A, Class A, 1.384% (3 Month LIBOR USD + 1.250%), 10/22/2029 (a)(c)	5,150,000	5,149,990
Barings CLO Ltd., Series 2020-4A, Class X, 0.884% (3 Month LIBOR USD + 0.750%), 1/20/2032 (a)(c)	3,500,000	3,499,996
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 0.000% (3 Month LIBOR USD + 1.250%), 7/20/2033 (a)(b)(c)	4,000,000	4,000,000
Black Diamond CLO Ltd., Series 2017-1A, Class A1AR, 1.175% (3 Month LIBOR USD + 1.050%), 4/24/2029 (a)(c)	5,000,000	5,000,000
BNPP IP CLO Ltd., Series 2014-2A, Class CR, 2.586% (3 Month LIBOR USD + 2.400%), 10/30/2025 (a)(c)	2,113,032	2,114,879

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 1.119% (3 Month LIBOR USD + 1.000%), 4/25/2034 (a)(c)	$4,000,000	$4,000,032
Cedar Funding CLO Ltd., Series 2014-4A, Class X, 0.900% (3 Month LIBOR USD + 0.900%), 7/24/2034 (a)(c)	2,500,000	2,499,998
CIFC Funding Ltd., Series 2015-3A, Class AR, 1.004% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(c)	5,000,000	5,002,870
Cutwater Ltd., Series 2014-1A, Class A1AR, 1.376% (3 Month LIBOR USD + 1.250%), 7/15/2026 (a)(c)	124,454	124,482
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.034% (3 Month LIBOR USD + 0.900%), 4/20/2028 (a)(c)	570,116	570,116
Elevation CLO Ltd., Series 2016-5A, Class X, 0.925% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(c)	270,333	270,333
Elevation CLO Ltd., Series 2021-13A, Class X, 1.150% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(c)	3,000,000	2,999,982
Fortress Credit Opportunities CLO Ltd., Series 2020-13A, Class A, 2.376% (3 Month LIBOR USD + 2.250%), 7/17/2028 (a)(c)	2,240,566	2,244,315
Fortress Credit Opportunities CLO Ltd., Series 2016-7A, Class A1TR, 1.719% (3 Month LIBOR USD + 1.600%), 12/15/2028 (a)(c)	2,704,788	2,700,996
Gallatin CLO Ltd., Series 2018-1A, Class A, 1.184% (3 Month LIBOR USD + 1.050%), 1/21/2028 (a)(c)	1,842,126	1,843,500
Garrison MML CLO LP, Series 2019-1A, Class X, 1.134% (3 Month LIBOR USD + 1.000%), 7/21/2031 (a)(c)	375,000	375,000
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 1.154% (3 Month LIBOR USD + 0.950%), 4/15/2033 (a)(c)	3,320,000	3,319,970
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 1.838% (3 Month LIBOR USD + 1.700%), 10/22/2025 (a)(c)	3,929,143	3,930,035
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, 1.205% (3 Month LIBOR USD + 1.080%), 7/26/2027 (a)(c)	633,244	633,525
KKR CLO Ltd., Series 16, Class A1R, 1.384% (3 Month LIBOR USD + 1.250%), 1/20/2029 (a)(c)	376,326	376,678
LCM LP, Series 20A, Class AR, 1.174% (3 Month LIBOR USD + 1.040%), 10/20/2027 (a)(c)	1,234,558	1,235,063
Marble Point CLO Ltd., Series 2020-3A, Class X, 0.984% (3 Month LIBOR USD + 0.850%), 1/19/2034 (a)(c)	2,000,000	1,999,998
Medalist Partners Corporate Finance CLO Ltd., Series 2020-1A, Class X, 1.034% (3 Month LIBOR USD + 0.900%), 4/18/2033 (a)(c)	1,800,000	1,800,000
MidOcean Credit CLO, Series 2015-4A, Class CR, 1.776% (3 Month LIBOR USD + 1.650%), 4/15/2027 (a)(c)	1,400,000	1,400,529
Monroe Capital CLO Ltd., Series 2014-1A, Class BR, 1.838% (3 Month LIBOR USD + 1.700%), 10/22/2026 (a)(c)	483,959	483,958
Monroe Capital CLO Ltd., Series 2015-1A, Class BR, 1.900% (3 Month LIBOR USD + 1.750%), 5/22/2027 (a)(c)	1,000,000	1,001,514
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, 1.438% (3 Month LIBOR USD + 1.300%), 4/23/2029 (a)(c)	5,000,000	5,005,910
Monroe Capital MML CLO Ltd., Series 2018-1A, Class A, 1.576% (3 Month LIBOR USD + 1.450%), 4/15/2030 (a)(c)	2,500,000	2,500,995
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 0.926% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(c)	77,674	77,668
Mountain View CLO Ltd., Series 2016-1A, Class XR, 0.933% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(c)	2,947,368	2,947,368

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 1.088% (3 Month LIBOR USD + 0.950%), 7/15/2034 (a)(c)	$5,000,000	$4,999,985
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class BR, 2.725% (3 Month LIBOR USD + 2.600%), 10/25/2028 (a)(c)	3,000,000	2,977,287
Northwoods Capital Ltd., Series 2019-20A, Class X, 0.925% (3 Month LIBOR USD + 0.800%), 1/26/2032 (a)(c)	1,071,468	1,071,860
OCP CLO Ltd., Series 2015-9A, Class A1R, 0.926% (3 Month LIBOR USD + 0.800%), 7/15/2027 (a)(c)	363,226	363,401
OCP CLO Ltd., Series 2015-10A, Class A1R, 0.945% (3 Month LIBOR USD + 0.820%), 10/26/2027 (a)(c)	834,140	833,236
OCP CLO Ltd., Series 2020-8RA, Class X, 0.884% (3 Month LIBOR USD + 0.750%), 1/20/2032 (a)(c)	3,937,500	3,937,496
OZLM Ltd., Series 2015-12A, Class A2R, 1.786% (3 Month LIBOR USD + 1.600%), 4/30/2027 (a)(c)	1,650,000	1,652,825
OZLM Ltd., Series 2015-14A, Class X, 1.126% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(c)	1,000,000	999,999
Palmer Square CLO Ltd., Series 2018-3A, Class A1, 1.006% (3 Month LIBOR USD + 0.850%), 8/17/2026 (a)(c)	83,258	83,304
Rockford Tower CLO Ltd., Series 2021-2A, Class X, 0.000% (3 Month LIBOR USD + 0.750%), 7/20/2034 (a)(b)(c)	3,500,000	3,500,000
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 1.385% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(c)	6,887,648	6,880,319
Sculptor CLO Ltd., Series 25A, Class X, 0.884% (3 Month LIBOR USD + 0.750%), 1/15/2031 (a)(c)	3,000,000	2,999,997
Silvermore CLO Ltd., Series 2014-1A, Class A1R, 1.326% (3 Month LIBOR USD + 1.170%), 5/15/2026 (a)(c)	28,254	28,254
Sound Point CLO Ltd., Series 2013-2RA, Class A1, 1.076% (3 Month LIBOR USD + 0.950%), 4/16/2029 (a)(c)	3,800,000	3,807,129
Symphony CLO Ltd., Series 2014-14A, Class AR, 1.083% (3 Month LIBOR USD + 0.950%), 7/14/2026 (a)(c)	2,091,709	2,094,206
Symphony CLO Ltd., Series 2020-23A, Class X, 1.026% (3 Month LIBOR USD + 0.900%), 1/17/2034 (a)(c)	500,000	499,418
Symphony CLO Ltd., Series 2021-25A, Class X, 0.885% (3 Month LIBOR USD + 0.700%), 4/19/2034 (a)(c)	1,250,000	1,249,856
TCI-Flatiron CLO Ltd., Series 2016-1A, Class X, 0.884% (3 Month LIBOR USD + 0.750%), 1/17/2032 (a)(c)	750,000	749,999
TCP Waterman CLO Ltd., Series 2016-1A, Class A1ST, 2.169% (3 Month LIBOR USD + 2.050%), 12/15/2028 (a)(c)	1,587,030	1,587,018
TCP Waterman CLO Ltd., Series 2016-1A, Class A1J, 2.419% (3 Month LIBOR USD + 2.300%), 12/15/2028 (a)(c)	4,000,000	4,013,288
TCW CLO Ltd., Series 2020-1A, Class XRR, 0.850% (3 Month LIBOR USD + 0.850%), 4/20/2034 (a)(c)	4,000,000	3,999,244
TCW CLO Ltd., Series 2021-2A, Class X, 1.125% (3 Month LIBOR USD + 1.000%), 7/25/2034 (a)(c)	4,000,000	3,999,996
THL Credit Lake Shore MM CLO Ltd., Series 2019-1A, Class X, 1.109% (3 Month LIBOR USD + 1.000%), 4/15/2033 (a)(c)	4,000,000	3,999,996
Trinitas CLO Ltd., Series 2017-6A, Class X, 0.925% (3 Month LIBOR USD + 0.800%), 1/25/2034 (a)(c)	4,375,000	4,375,000
Venture CLO Ltd., Series 2016-23A, Class XR2, 0.000% (3 Month LIBOR USD + 1.050%), 7/19/2034 (a)(b)(c)	3,450,000	3,450,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Voya CLO Ltd., Series 2015-2A, Class AR, 1.108% (3 Month LIBOR USD + 0.970%), 7/23/2027 (a)(c)	$2,715,138	$2,715,542
Wellfleet CLO Ltd., Series 2019-XA, Class X, 1.174% (3 Month LIBOR USD + 1.000%), 7/20/2032 (a)(c)	3,750,000	3,749,978
WhiteHorse CLO Ltd., Series 2014-1A, Class CR, 2.126% (3 Month LIBOR USD + 1.950%), 5/1/2026 (a)(c)	4,950,000	4,966,028
WhiteHorse CLO Ltd., Series 2014-9A, Class C, 2.834% (3 Month LIBOR USD + 2.700%), 7/17/2026 (a)(c)	3,000,000	2,999,979
Wind River CLO Ltd., Series 2015-2A, Class BR, 1.376% (3 Month LIBOR USD + 1.250%), 10/15/2027 (a)(c)	500,000	501,479
York CLO Ltd., Series 2016-2A, Class XR, 0.884% (3 Month LIBOR USD + 0.750%), 4/20/2032 (a)(c)	1,166,667	1,166,667

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $155,390,292)		$155,495,460

Commercial Mortgage-Backed Securities – 1.37%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, 1.293% (1 Month LIBOR USD + 1.200%), 6/17/2036 (a)(c)	2,000,000	2,004,252
BBCMS Trust, Series 2018-RR1, Class D, 2.143% (1 Month LIBOR USD + 2.050%), 2/15/2033 (a)(c)	737,295	742,671
BDS, Series 2021-FL8, Class B, 1.450% (1 Month LIBOR USD + 1.350%), 1/18/2036 (a)(b)(c)	2,000,000	2,008,544
BXP Trust, Series 2017-CQHP, Class A, 0.943% (1 Month LIBOR USD + 0.850%), 11/15/2034 (a)(c)	1,000,000	990,445
BXP Trust, Series 2017-CQHP, Class C, 1.343% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(c)	3,000,000	2,839,506
CSMC Trust, Series 2017-PFHP, Class A, 1.043% (1 Month LIBOR USD + 0.950%), 12/16/2030 (a)(c)	330,000	333,203
Extended Stay America Trust, Series 2021-ESH, Class B, 1.474% (1 Month LIBOR USD + 1.380%), 7/15/2038 (a)(c)	1,400,000	1,408,765
GS Mortgage-Backed Securities Trust, Series 2018-HART, Class B, 1.400% (1 Month LIBOR USD + 1.300%), 10/15/2031 (a)(c)	683,000	683,426
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class B, 1.293% (1 Month LIBOR USD + 1.200%), 7/15/2031 (a)(c)	775,000	771,928
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 1.044% (1 Month LIBOR USD + 0.950%), 1/18/2033 (a)(c)	2,815,000	2,820,790
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 1.543% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(c)	1,253,000	1,234,483
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A, 1.053% (1 Month LIBOR USD + 0.960%), 7/15/2036 (a)(c)	765,000	765,896
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, 1.393% (1 Month LIBOR USD + 1.300%), 7/15/2036 (a)(c)(e)	1,000,000	1,001,812
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.593% (1 Month LIBOR USD + 1.500%), 7/15/2036 (a)(c)	1,000,000	1,000,653

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $18,718,571)		$18,606,374

Commercial Mortgage-Backed Securities – U.S. Government Agency – 10.07%
Federal Home Loan Mortgage Corp., Series K-F06, Class A, 0.431% (1 Month LIBOR USD + 0.330%), 11/25/2021 (c)	16,503,473	16,526,050
Federal Home Loan Mortgage Corp., Series K-F12, Class A, 0.801% (1 Month LIBOR USD + 0.700%), 9/25/2022 (c)	552,553	553,243

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series K-F15, Class A, 0.771% (1 Month LIBOR USD + 0.670%), 2/25/2023 (c)	$1,166,963	$1,173,995
Federal Home Loan Mortgage Corp., Series K-F29, Class A, 0.461% (1 Month LIBOR USD + 0.360%), 2/25/2024 (c)	2,599,267	2,610,654
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.451% (1 Month LIBOR USD + 0.350%), 8/25/2024 (c)	528,978	530,695
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.461% (1 Month LIBOR USD + 0.360%), 8/25/2024 (c)	76,227	76,453
Federal Home Loan Mortgage Corp., Series K-F39, Class A, 0.421% (1 Month LIBOR USD + 0.320%), 11/25/2024 (c)	1,837,310	1,836,179
Federal Home Loan Mortgage Corp., Series K-F51, Class A, 0.501% (1 Month LIBOR USD + 0.400%), 8/25/2025 (c)	10,192,970	10,220,460
Federal Home Loan Mortgage Corp., Series K-F53, Class A, 0.491% (1 Month LIBOR USD + 0.390%), 10/25/2025 (c)	453,804	454,917
Federal Home Loan Mortgage Corp., Series K-F58, Class A, 0.601% (1 Month LIBOR USD + 0.500%), 1/25/2026 (c)	3,658,658	3,666,850
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 0.591% (1 Month LIBOR USD + 0.490%), 2/25/2026 (c)	2,980,541	3,006,362
Federal Home Loan Mortgage Corp., Series K-F62, Class A, 0.581% (1 Month LIBOR USD + 0.480%), 4/25/2026 (c)	576,207	578,301
Federal Home Loan Mortgage Corp., Series K-F64, Class A, 0.541% (1 Month LIBOR USD + 0.440%), 6/25/2026 (c)	1,501,073	1,509,265
Federal Home Loan Mortgage Corp., Series K-F68, Class A, 0.591% (1 Month LIBOR USD + 0.490%), 7/27/2026 (c)	10,651,389	10,724,510
Federal Home Loan Mortgage Corp., Series K-F74, Class AL, 0.541% (1 Month LIBOR USD + 0.440%), 1/25/2027 (c)	3,799,277	3,818,961
Federal Home Loan Mortgage Corp., Series K-F74, Class AS, 0.559% (MSOFR1MC + 0.530%), 1/25/2027 (c)	474,910	476,572
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 0.427% (SOFR30A + 0.400%), 6/25/2027 (c)	3,958,910	3,971,535
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 0.347% (SOFR30A + 0.320%), 8/25/2027 (c)	6,266,170	6,302,627
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 0.391% (1 Month LIBOR USD + 0.290%), 8/25/2027 (c)	4,587,463	4,598,964
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 0.381% (1 Month LIBOR USD + 0.280%), 10/25/2027 (c)	3,936,350	3,929,493
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 0.207% (SOFR30A + 0.180%), 1/25/2028 (c)	5,499,618	5,501,405
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 0.341% (1 Month LIBOR USD + 0.240%), 1/25/2028 (c)	3,576,848	3,592,507
Federal Home Loan Mortgage Corp., Series K-F107, Class AS, 0.300% (SOFR30A + 0.250%), 3/27/2028 (c)	5,000,000	4,996,705
Federal Home Loan Mortgage Corp., Series K-F113, Class AS, 0.280% (SOFR30A + 0.230%), 5/25/2028 (c)	3,999,966	4,010,078
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 0.391% (1 Month LIBOR USD + 0.290%), 6/25/2028 (c)	2,713,349	2,732,541
Federal Home Loan Mortgage Corp., Series K-F116, Class AS, 0.237% (SOFR30A + 0.210%), 6/26/2028 (c)	5,000,000	5,006,250
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 0.641% (1 Month LIBOR USD + 0.540%), 2/25/2029 (c)	378,110	380,475

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series K-F61, Class A, 0.631% (1 Month LIBOR USD + 0.530%), 3/25/2029 (c)	$3,675,039	$3,693,572
Federal Home Loan Mortgage Corp., Series K-S12, Class A, 0.751% (1 Month LIBOR USD + 0.650%), 8/25/2029 (c)	1,450,000	1,450,705
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 0.401% (1 Month LIBOR USD + 0.300%), 7/25/2030 (c)	5,352,685	5,385,347
Federal Home Loan Mortgage Corp., Series K-F90, Class AL, 0.431% (1 Month LIBOR USD + 0.330%), 9/25/2030 (c)	2,000,000	2,002,500
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 0.387% (SOFR30A + 0.360%), 10/25/2030 (c)	1,000,000	1,004,702
Federal Home Loan Mortgage Corp., Series K-F92, Class AL, 0.431% (1 Month LIBOR USD + 0.330%), 10/25/2030 (c)	1,000,000	1,008,344
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 0.431% (1 Month LIBOR USD + 0.330%), 10/25/2030 (c)	1,999,490	2,001,989
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 0.327% (SOFR30A + 0.300%), 11/25/2030 (c)	1,000,000	1,003,066
Federal Home Loan Mortgage Corp., Series K-F95, Class AL, 0.361% (1 Month LIBOR USD + 0.260%), 11/25/2030 (c)	1,999,672	1,997,588
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 0.401% (1 Month LIBOR USD + 0.300%), 11/25/2030 (c)	2,000,000	2,006,588
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 0.227% (SOFR30A + 0.200%), 12/26/2030 (c)	2,000,000	2,001,894
Federal Home Loan Mortgage Corp., Series K-F96, Class AL, 0.361% (1 Month LIBOR USD + 0.260%), 12/26/2030 (c)	1,000,000	1,003,602
Federal Home Loan Mortgage Corp., Series K-F102, Class AS, 0.227% (SOFR30A + 0.200%), 1/27/2031 (c)	4,000,000	3,997,704
Federal National Mortgage Association, Series 2013-M2, Class AFL, 0.439% (1 Month LIBOR USD + 0.350%), 1/25/2023 (c)	2,862,332	2,872,307
Federal National Mortgage Association, 2.460%, 2/1/2023	1,200,415	1,233,818
Federal National Mortgage Association, 2.500%, 9/1/2024	2,000,000	2,036,548

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $137,324,227)		$137,486,321

Commercial Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – 0.04%
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.401% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(c)	624,440	620,844

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - (Cost ¯ $624,440)		$620,844

Corporate Obligations – 0.78%
Consumer, Cyclical – 0.02%
Ford Motor Credit Co. LLC, 3.219%, 1/9/2022	300,000	302,850

Consumer, Non-cyclical – 0.12%
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 4/15/2024 (a)	1,500,000	1,605,000

Energy – 0.22%
Occidental Petroleum Corp., 6.950%, 7/1/2024	1,000,000	1,112,565
Western Midstream Operating LP, 4.000%, 7/1/2022	1,800,000	1,820,250

		2,932,815

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – 0.42%
goeasy Ltd., 5.375%, 12/1/2024 (a)	$1,000,000	$1,040,950
Green Bancorp, Inc., 8.500% (3 Month LIBOR USD + 6.685%), 12/15/2026 (c)	1,000,000	1,028,372
OneMain Finance Corp., 6.125%, 3/15/2024	1,275,000	1,373,813
Pacific Continental Corp., 4.862% (3 Month LIBOR USD + 4.715%), 6/30/2026 (c)	250,000	250,076
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	2,000,000	2,100,000

		5,793,211

TOTAL CORPORATE OBLIGATIONS (Cost – $10,591,704)		$10,633,876

Residential Mortgage-Backed Securities – 19.74%
Bellemeade Re Ltd., Series 2018-3A, Class M1B, 1.939% (1 Month LIBOR USD + 1.850%), 10/25/2028 (a)(c)	1,505,100	1,526,565
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.189% (1 Month LIBOR USD + 1.100%), 7/25/2029 (a)(c)	56,072	56,511
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1, 2.666%, 7/25/2059 (a)(f)	2,134,901	2,180,541
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A2, 1.789%, 5/25/2060 (a)(f)	1,609,671	1,640,343
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/2060 (a)(f)	1,877,949	1,913,058
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(g)	4,943,373	5,011,576
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1, 1.724%, 2/25/2055 (a)(f)	2,349,044	2,373,046
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(g)	3,745,189	3,825,636
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/2036 (a)(f)	1,970,582	1,973,754
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 0.989% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(c)	2,743,449	2,761,673
CIM Trust, Series 2019-INV1, Class A2, 1.089% (1 Month LIBOR USD + 1.000%), 2/25/2049 (a)(c)	166,129	167,639
CIM Trust, Series 2019-INV2, Class A11, 1.042% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	505,892	507,453
Citigroup Mortgage Loan Trust, Series 2019-IMCI, Class A3, 3.030%, 7/25/2049 (a)(f)	912,758	942,838
COLT Funding LLC, Series 2021-3R, Class A3, 1.513%, 12/26/2064 (a)(f)	2,002,185	2,042,675
COLT Mortgage Loan Trust, Series 2019-4, Class A3, 2.988%, 11/25/2049 (a)(f)	2,355,503	2,360,953
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/2065 (a)(f)	1,826,831	1,848,417
COLT Mortgage Loan Trust, Series 2020-2, Class A3, 3.698%, 3/25/2065 (a)(f)	1,710,000	1,780,885
COLT Mortgage Loan Trust, Series 2020-3, Class A1, 1.506%, 4/27/2065 (a)(f)	2,220,972	2,243,217
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/27/2065 (a)(f)	1,009,806	1,025,680
COLT Mortgage Loan Trust, Series 2020-1R, Class A2, 1.512%, 9/25/2065 (a)(f)	1,993,574	2,018,831
COLT Mortgage Loan Trust, Series 2020-1R, Class A3, 1.769%, 9/25/2065 (a)(f)	2,169,009	2,197,206
COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A3, 1.420%, 5/25/2065 (a)(f)	1,924,328	1,950,464
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.229%, 4/25/2065 (a)(g)	5,000,000	5,147,330
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A3, 2.734%, 4/25/2065 (a)(g)	5,000,000	5,089,180
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(g)	1,592,232	1,625,637
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(g)	3,555,048	3,659,388
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(f)	1,121,130	1,137,371
CSMC Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(g)	4,635,211	4,722,246
CSMC Trust, Series 2020-NQM1, Class A3, 1.722%, 5/25/2065 (a)(g)	4,454,356	4,507,884
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A3, 3.047%, 10/25/2059 (a)(f)	3,966,321	3,988,854
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 5/25/2065 (a)	4,593,548	4,652,373

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 0.789% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(c)	$1,459,718	$1,463,692
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.500%, 12/25/2049 (a)(f)	198,088	201,348
FWD Securitization Trust, Series 2019-INV1, Class A2, 3.010%, 6/25/2049 (a)(f)	1,298,242	1,360,383
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(f)	3,607,963	3,723,180
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(f)	142,566	143,591
GCAT Trust, Series 2019-NQM2, Class A2, 3.060%, 9/25/2059 (a)(g)	3,684,193	3,692,354
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(f)	4,219,601	4,294,254
GCAT Trust, Series 2020-NQM1, Class A3, 2.554%, 1/25/2060 (a)(g)	511,259	518,551
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(g)	614,691	619,524
GS Mortgage Securities Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(f)	3,871,573	4,042,855
GS Mortgage Securities Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(f)	3,361,819	3,432,562
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 2.457%, 7/25/2044 (a)(f)	2,868,681	2,898,326
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ1, Class A6, 3.500%, 5/25/2050 (a)(f)	808,615	813,676
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A2, 1.791%, 9/25/2060 (a)(f)	1,036,885	1,047,589
Home RE Ltd., Series 2021-1, Class M1A, 1.139% (1 Month LIBOR USD + 1.050%), 7/25/2033 (a)(c)	2,000,000	2,010,060
Homeward Opportunities Fund I Trust, Series 2019-2, Class A1, 2.702%, 8/25/2059 (a)(f)	7,450,866	7,466,334
Homeward Opportunities Fund I Trust, Series 2019-2, Class A3, 3.007%, 9/25/2059 (a)(f)	3,076,605	3,082,250
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(f)	2,391,552	2,411,990
JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.500%, 4/25/2049 (a)(f)	1,981,057	2,007,712
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 1.039% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	304,570	306,430
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 1.039% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(c)	1,199,890	1,197,316
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, 1.039% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(c)	2,673,463	2,680,147
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 0.989% (1 Month LIBOR USD + 0.900%), 11/25/2049 (a)(c)	1,165,278	1,180,789
JP Morgan Mortgage Trust, Series 2019-7, Class A11, 0.989% (1 Month LIBOR USD + 0.900%), 2/25/2050 (a)(c)	3,035,968	3,033,967
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(f)	2,156,012	2,236,670
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 1.092% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(c)	1,260,787	1,244,806
JP Morgan Mortgage Trust, Series 2020-7, Class A11, 0.892% (1 Month LIBOR USD + 0.800%), 1/25/2051 (a)(c)	1,623,917	1,636,016
JP Morgan Mortgage Trust, Series 2021-1, Class A11, 0.668% (SOFR30A + 0.650%), 6/25/2051 (a)(c)	1,519,805	1,541,853
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.500%, 10/25/2051 (a)(f)	3,827,536	3,996,158
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)	500,000	507,227
LSTAR Securities Investment Ltd., Series 2019-4, Class A1, 2.600% (1 Month LIBOR USD + 2.500%), 5/1/2024 (a)(c)	2,484,012	2,469,431
Mello Mortgage Capital Accepatance, Series 2021-MTG2, Class A10, 2.500%, 6/25/2051 (a)(f)	4,809,985	4,947,204
Mello Warehouse Securitization Trust, Series 2019-2, Class F, 3.339% (1 Month LIBOR USD + 3.250%), 11/25/2052 (a)(c)(e)	2,000,000	2,018,430

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
MFA Trust, Series 2020-NQM1, Class A3, 2.300%, 3/25/2065 (a)(f)	$2,163,864	$2,185,572
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(f)	1,666,806	1,689,734
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1A, 1.039% (1 Month LIBOR USD + 0.950%), 1/25/2030 (a)(c)	3,055,118	3,069,162
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(f)	1,076,098	1,090,242
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(f)	809,262	823,650
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A1, 1.650%, 5/25/2060 (a)(f)	1,314,418	1,341,558
NLT Trust, Series 2021-INV2, Class A3, 0.000%, 8/25/2056 (a)(f)	2,500,000	2,499,995
NMLT Trust, Series 2021-INV1, Class A3, 1.797%, 5/25/2056 (a)(f)	1,953,168	1,968,608
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(g)	675,518	690,010
OBX Trust, Series 2018-EXP1, Class 2A2, 1.089% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(c)	664,553	666,273
OBX Trust, Series 2019-EXP1, Class 2A1A, 1.039% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(c)	870,509	869,713
OBX Trust, Series 2019-EXP2, Class 2A1A, 0.989% (1 Month LIBOR USD + 0.900%), 6/25/2059 (a)(c)	83,607	84,431
OBX Trust, Series 2020-EXP1, Class 2A1, 0.839% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(c)	1,427,322	1,419,747
Pepper Residential Securities Trust, Series 21A, Class A1U, 0.971% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(c)	77,391	76,903
Pepper Residential Securities Trust, Series 23A, Class A1U, 1.039% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(c)	95,781	94,947
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(g)	5,000,000	5,042,810
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (a)(g)	2,927,335	2,956,644
PRPM LLC, Series 2020-5, Class A1, 3.104%, 10/25/2025 (a)(g)	1,769,198	1,792,774
PRPM LLC, Series 2021-6, Class A1, 0.000%, 7/25/2026 (a)	3,000,000	2,999,984
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(f)	1,565,622	1,586,069
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.376%, 1/25/2060 (a)(f)	13,976,082	14,213,368
Residential Mortgage Loan Trust, Series 2020-1, Class A3, 2.684%, 1/25/2060 (a)(f)	1,807,304	1,837,546
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 0.953% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(c)	152,812	153,709
Sequoia Mortgage Trust, Series 2019-CH3, Class A10, 4.000%, 10/25/2049 (a)(f)	188,256	191,415
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(f)	8,838,121	8,942,843
SG Residential Mortgage Trust, Series 2019-3, Class A2, 2.877%, 9/25/2059 (a)(f)	502,789	509,555
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/2050 (a)(f)	1,216,695	1,237,326
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A2, 2.624%, 1/28/2050 (a)(f)	380,615	387,627
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A3, 4.376%, 10/26/2048 (a)(f)	1,798,045	1,854,402
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916%, 9/25/2049 (a)(f)	8,364,129	8,539,651
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, 2/25/2050 (a)(f)	7,652,121	7,838,573
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.593%, 11/25/2055 (a)(f)	4,011,013	4,054,208
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718%, 4/25/2060 (a)(f)	2,321,158	2,367,273
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(f)	1,274,116	1,292,150

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Towd Point HE Trust, Series 2019-HE1, Class A1, 0.989% (1 Month LIBOR USD + 0.900%), 4/27/2048 (a)(c)	$1,433,737	$1,441,944
Towd Point HE Trust, Series 2019-HE1, Class A2, 1.089% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(c)	2,721,614	2,730,462
Towd Point HE Trust, Series 2019-HE1, Class M1, 1.189% (1 Month LIBOR USD + 1.100%), 4/27/2048 (a)(c)	3,300,637	3,308,737
Towd Point HE Trust, Series 2019-HE1, Class M2, 1.839% (1 Month LIBOR USD + 1.750%), 4/27/2048 (a)(c)	2,400,000	2,425,243
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, 2/25/2055 (a)(f)	472,016	474,984
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, 4/25/2057 (a)(f)	2,539,997	2,606,245
Towd Point Mortgage Trust, Series 2018-SJ1, Class B, 5.500%, 10/25/2058 (a)(f)	975,631	998,801
Verus Securitization Trust, Series 2019-3, Class A3, 3.040%, 7/25/2059 (a)(g)	591,827	600,510
Verus Securitization Trust, Series 2019-4, Class A1, 2.642%, 10/25/2059 (a)(g)	5,055,871	5,139,607
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(f)	2,844,167	2,915,149
Verus Securitization Trust, Series 2020-INV1, Class A1, 1.977%, 3/25/2060 (a)(f)	1,270,408	1,285,672
Verus Securitization Trust, Series 2020-2, Class A1, 2.226%, 4/25/2060 (a)(f)	1,202,216	1,220,428
Verus Securitization Trust, Series 2020-5, Class A2, 1.578%, 5/25/2065 (a)(g)	2,114,402	2,133,273
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)	3,109,280	3,155,981
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(f)	1,636,962	1,681,240
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.315%, 6/20/2045 (a)(f)(h)	11,706,610	28,634

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $267,377,402)		$269,621,281

Residential Mortgage-Backed Securities - U.S. Government Agency – 0.84%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035	6,131,438	6,223,005
Federal Home Loan Mortgage Corp., Series 4849, Class H, 4.500%, 5/15/2043	519,418	520,460
Federal Home Loan Mortgage Corp., Series 4726, Class CP, 3.500%, 6/15/2044	1,284,430	1,294,890
Federal Home Loan Mortgage Corp., Series 4741, Class JW, 3.500%, 9/15/2044	277,792	281,013
Federal National Mortgage Association, Series 2020-7, Class MP, 3.000%, 3/25/2042	176,990	177,423
Federal National Mortgage Association, Series 2019-79, Class DP, 3.000%, 4/25/2042	334,318	335,156
Federal National Mortgage Association, Series 2017-80, Class GP, 3.500%, 12/25/2045	182,904	184,145
Federal National Mortgage Association, Series 2017-61, Class K, 3.500%, 8/25/2046	2,258,376	2,304,894
Government National Mortgage Association, Series 2010-112, Class QM, 2.500%, 9/20/2039	131,842	132,478

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost – $11,467,991)		$11,453,464

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer – 1.50%
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.089% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(c)	1,633,377	1,639,507
Federal Home Loan Mortgage Corp., Series 2018-HRP1, Class M2, 1.739% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(c)	1,053,134	1,056,427
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(c)	190,439	191,333
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(c)	3,300,065	3,326,908
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 1.939% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(c)	709,226	712,332

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer – (continued)
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(c)	$1,578,700	$1,584,624
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.789% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(c)	1,310,659	1,316,399
Federal Home Loan Mortgage Corp., Series 2020-DNA4, Class M2AR, 1.589% (1 Month LIBOR USD + 1.500%), 8/25/2050 (a)(c)	2,771,559	2,776,758
Federal Home Loan Mortgage Corp., Series 2020-DNA5, Class M1, 1.350% (SOFR30A + 1.300%), 10/25/2050 (a)(c)	100,539	100,665
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.089% (1 Month LIBOR USD + 3.000%), 7/25/2024 (c)	2,267,742	2,286,188
Federal National Mortgage Association, Series 2015-C02, Class 2M2, 4.089% (1 Month LIBOR USD + 4.000%), 5/27/2025 (c)	199,196	200,505
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.539% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(c)	2,457,376	2,473,229
Federal National Mortgage Association, Series 2019-R03, Class 1M2, 2.239% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(c)	940,095	946,316
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.189% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(c)	1,234,927	1,239,561
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.089% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(c)	611,942	614,717
Federal National Mortgage Association, Series 2019-R06, Class 2ED2, 1.089% (1 Month LIBOR USD + 1.000%), 9/25/2039 (a)(c)	40,683	40,705

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $20,360,251)		$20,506,174

U.S. Treasury Notes – 0.86%
1.875%, 1/31/2022	11,665,000	11,769,182

TOTAL U.S. TREASURY NOTES (Cost – $11,770,972)		$11,769,182

Short-Term Investments – 15.86%
U.S. Treasury Bills – 5.13%
0.010%, 8/19/2021 (i)	15,000,000	14,999,925
0.005%, 9/16/2021 (i)	15,000,000	14,999,904
0.038%, 9/30/2021 (i)	15,000,000	14,999,017
0.029%, 10/14/2021 (i)	15,000,000	14,999,869
0.043%, 8/10/2021 (i)	10,000,000	9,999,087

		$69,997,802

Money Market Funds – 10.73%	Shares
First American Government Obligations Fund, Class U, 0.026% (j)(k)	146,527,039	146,527,039

TOTAL SHORT-TERM INVESTMENTS (Cost – $216,524,833)		$216,524,841

TOTAL INVESTMENTS – 102.02% (Cost – $1,387,134,933)		$1,393,034,491

Liabilities in Excess of Other Assets – (2.02%)		(27,559,138)

NET ASSETS – 100.00%		$1,365,475,353

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

LIBOR: London Inter-Bank Offered Rate

MSOFR1MC: 1 Month Secured Overnight Financing Rate Index

SOFR30A: Secured Overnight Financing Rate 30 Day Average

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2021, the value of these securities amounted to $956,881,311 or 70.08% of net assets.

(b)	Security issued on a when-issued basis. On July 31, 2021, the total value of investments purchased on a when-issued basis was $13,209,713 or 0.97% of net assets.
(c)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2021.

(d)	Principal only security.
(e)	Illiquid security. At July 31, 2021, the value of these securities amounted to $3,020,242 or 0.22% of net assets.
(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2021.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2021.
(h)	Interest only security.
(i)	Rate disclosed is the effective yield as of July 31, 2021.
(j)	Rate disclosed is the seven-day yield as of July 31, 2021.
(k)	$934,700 of this security has been pledged as collateral in connection with open futures contracts.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	September 2021	(96)	$(9,850,186)	$(297,218)
3 Year ERIS Aged Standard Swap Future	December 2021	(58)	(6,067,426)	(240,011)
2 Year ERIS Aged Standard Swap Future	March 2022	(45)	(4,630,973)	(44,930)
3 Year ERIS Aged Standard Swap Future	June 2022	(42)	(4,477,784)	(212,135)
3 Year ERIS Aged Standard Swap Future	September 2022	(40)	(4,289,144)	(82,004)
2 Year ERIS Aged Standard Swap Future	September 2022	(100)	(10,064,210)	(6,736)
3 Year ERIS Aged Standard Swap Future	March 2023	(50)	(5,220,520)	(130,595)
2 Year ERIS Aged Standard Swap Future	March 2023	(155)	(15,514,865)	(20,677)
2 Year ERIS Aged Standard Swap Future	June 2023	(391)	(39,109,931)	(73,394)
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(768,260)	(21,035)
4 Year ERIS Aged Standard Swap Future	September 2024	(50)	(5,012,935)	32,890

Total				$(1,095,845)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 29.39%
Aqua Finance Trust, Series 2020-AA, Class A, 1.900%, 7/17/2046 (a)	$425,385	$432,216
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	596,000	598,745
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	491,796	496,482
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	1,000,000	1,003,165
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, 2.290%, 1/20/2048 (a)	426,437	436,000
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	242,000	245,736
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)	400,000	402,682
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)	1,500,000	1,502,844
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.820%, 6/22/2043 (a)	88,480	94,562
Mosaic Solar Loans LLC, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	497,664	499,667
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.330%, 2/20/2024 (a)	730,000	750,613
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	300,000	315,269
Tesla Auto Lease Trust, Series 2021-A, Class A2, 0.360%, 3/20/2025 (a)	630,000	632,040
Tesla Auto Lease Trust, Series 2021-A, Class E, 2.640%, 3/20/2025 (a)	500,000	508,337
Tricolor Auto Securitization Trust, Series 2021-1A, Class C, 1.330%, 9/16/2024 (a)	1,000,000	1,001,319

TOTAL ASSET-BACKED SECURITIES (Cost – $8,882,229)		$8,919,677

Commercial Mortgage-Backed Securities – 6.37%
BX Commercial Mortgage Trust, Series 2018-BIOA, Class B, 0.964% (1 Month LIBOR USD + 0.871%), 3/16/2037 (a)(b)	1,400,000	1,405,690
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/2041 (a)	500,000	528,946

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $1,916,746)		$1,934,636

Commercial Mortgage-Backed Securities – U.S. Government Agency – 23.47%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 2.251% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)(f)	457,332	455,308
Federal Home Loan Mortgage Corp., Series K-G02, Class A1, 2.044%, 11/25/2028	500,000	527,092
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A1, 1.132%, 11/25/2029	499,126	503,708
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	925,000	938,397
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030	1,065,000	1,076,430
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A2, 1.878%, 1/25/2031	500,000	524,230
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	1,500,000	1,579,000
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.510%, 11/25/2030 (c)	1,500,000	1,518,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $7,045,862)		$7,122,204

Corporate Obligations – 11.68%
Consumer, Cyclical – 1.71%
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	500,000	518,808

Energy – 3.95%
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	125,000	127,659
Renewable Energy Group, Inc., 5.875%, 6/1/2028 (a)	400,000	417,686
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	400,000	404,064
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	250,000

		1,199,409

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – 4.38%
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	$250,000	$253,687
OneMain Finance Corp., 3.500%, 1/15/2027	300,000	305,652
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (b)	250,000	260,509
Starwood Property Trust, Inc., 3.625%, 7/15/2026 (a)	500,000	509,003

		1,328,851

Industrial – 1.64%
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	499,230

TOTAL CORPORATE OBLIGATIONS (Cost – $3,496,910)		$3,546,298

Residential Mortgage-Backed Securities – 20.06%
Bellemeade Re Ltd., Series 2021-1A, Class M1B, 2.250% (SOFR30A + 2.200%), 3/25/2031 (a)(b)	300,000	309,054
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(c)	478,310	482,398
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)	300,000	304,337
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(c)	500,000	503,815
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(c)	500,000	504,189
Mortgage Insurance-Linked Notes, Series 2019-2, Class M1A, 1.289% (1 Month LIBOR USD + 1.200%), 6/25/2029 (a)(b)	272,950	275,400
Oaktown Re II LTD, Series 2018-1A, Class M1, 1.639% (1 Month LIBOR USD + 1.550%), 7/25/2028 (a)(b)	330,485	332,396
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(c)(d)	1,000,000	1,007,500
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(c)	783,072	792,351
Towd Point Mortgage Trust, Series 2018-SJ1, Class B, 5.500%, 10/25/2058 (a)(c)	975,630	998,800
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875%, 10/25/2060 (a)	565,000	578,902

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $6,061,990)		$6,089,142

Residential Mortgage-Backed Securities – U.S. Government Agency – 7.46%
Federal Home Loan Mortgage Corp., 2.000%, 6/1/2036	496,342	514,874
Government National Mortgage Assocation, 2.500%, 4/20/2051	298,905	310,474
Government National Mortgage Association, 2.000%, 5/20/2036	295,445	306,025
Government National Mortgage Association, 2.500%, 2/20/2051	293,699	306,535
Government National Mortgage Association, 2.500%, 4/20/2051	297,849	310,866
Government National Mortgage Association, 2.500%, 4/20/2051	298,107	312,067
Government National Mortgage Association, 2.500%, 4/20/2051	197,323	204,960

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $2,259,127)		$2,265,801

Short-Term Investments – 4.63%	Shares
Money Market Funds – 4.63%
First American Government Obligations Fund, Class U, 0.026% (e)	1,404,263	1,404,263

TOTAL SHORT-TERM INVESTMENTS (Cost – $1,404,263)		$1,404,263

TOTAL INVESTMENTS – 103.06% (Cost – $31,067,127)		$31,282,021

Liabilities in Excess of Other Assets – (3.06%)		(930,026)

NET ASSETS – 100.00%		$30,351,995

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund

Schedule of Investments – (continued)

July 31, 2021 (Unaudited)

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

SOFR30A: Secured Overnight Financing Rate 30 Day Average

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2021, the value of these securities amounted to $19,860,092 or 65.43% of net assets.

(b)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2021.

(c)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2021.
(d)	Security issued on a when-issued basis. On July 31, 2021, the total value of investments purchased on a when-issued basis was $1,007,500 or 3.32% of net assets.
(e)	Rate disclosed is the seven-day yield as of July 31, 2021.
(f)	Certain tranches of the security are guaranteed by the issuing U.S. Government Agency. The tranche held by the Fund is not subject to any such guarantee.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds Trust

Notes to the Financial Statements

July 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014 and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of five series, Angel Oak Multi-Strategy Income Fund (the “Multi- Strategy Income Fund”), Angel Oak Financials Income Fund (the “Financials Income Fund”), Angel Oak High Yield Opportunities Fund (the “High Yield Opportunities Fund”), Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), and Angel Oak Core Impact Fund (the “Core Impact Fund”) (the “Funds”). Please see the table below for a summary of class specific information:

	Ticker	Investment Objective	Commencement of Operations	Front-End Sales Charge	Back-End Sales Charge	12b-1 Fees
Multi-Strategy Income Fund
Class A	ANGIX	Current Income	6/28/2011	2.25%	N/A	0.25%
Class C	ANGCX		8/4/2015	N/A	1.00%	1.00%
Institutional Class	ANGIX		8/16/2012	N/A	N/A	N/A
Financials Income Fund
Class A	ANFLX	Current Income & Capital Appreciation	11/3/2014	2.25%	N/A	0.25%
Class C	AFLCX		8/4/2015	N/A	1.00%	1.00%
Institutional Class	ANFIX		11/3/2014	N/A	N/A	N/A
High Yield Opportunities Fund
Class A	ANHAX	Current Income & Capital Appreciation	7/31/2012	2.25%	N/A	0.25%
Class C	ANHCX		N/A	N/A	1.00%	1.00%
Institutional Class	ANHIX		3/31/2009	N/A	N/A	N/A
UltraShort Income Fund
Class A	AOUAX	Current Income, Minimize Price Volatility, and Maintain Liquidity	4/30/2018	N/A	N/A	0.25%
Class C	AOUCX		N/A	N/A	1.00%	1.00%
Institutional Class	AOUIX		4/2/2018	N/A	N/A	N/A
Core Impact Fund
Class A	AOIMX	Total Return While Giving Special Consideration to Positive Aggregate ESG Outcomes	N/A	2.25%	N/A	0.25%
Class C	AOICX		N/A	N/A	1.00%	1.00%
Institutional Class	AOIIX		6/4/2021	N/A	N/A	N/A

The Multi-Strategy Income Fund, Financials Income Fund, and High Yield Opportunities Fund are diversified series of the Trust. The UltraShort Income Fund and Core Impact Fund are non-diversified series of the Trust, which means that they can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.

The Multi-Strategy Income Fund is the successor in interest to a fund (the “Predecessor Multi-Strategy Income Fund”) having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by the Multi-Strategy Income Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”). On March 26, 2015, the shareholders of the Predecessor Multi-Strategy Income Fund approved the reorganization of the Predecessor Multi-Strategy Income Fund with and into the Multi-Strategy Income Fund, and effective as of the close of business on April 10, 2015, the assets and liabilities of the Predecessor Multi-Strategy Income Fund were transferred to the Trust in exchange for shares of the Multi-Strategy Income Fund. Costs incurred by the Multi-Strategy Income Fund in connection with the reorganization were paid by the Adviser. The Predecessor Multi-Strategy Income Fund ceased offering its Class C shares and converted them into Class A shares effective as of the close of business April 2, 2015.

The High Yield Opportunities Fund is the successor in interest to the Rainier High Yield Fund (the “Predecessor High Yield Fund”), which had the same investment objective and was included as a series of another investment company, Rainier Investment Management Mutual Funds, and that was advised by Rainier Investment Management, LLC. On April 15, 2016, the shareholders of the Predecessor High Yield Fund approved the reorganization of the Original Shares and Institutional Shares of

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION – (continued)

the Predecessor High Yield Fund with and into the Class A shares and Institutional Class shares of the Angel Oak High Yield Opportunities Fund, and effective as of the close of business on April 15, 2016, the assets and liabilities of the Predecessor High Yield Fund were transferred to the Trust in exchange for shares in the Angel Oak High Yield Opportunities Fund. Costs incurred by the Angel Oak High Yield Opportunities Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor High Yield Fund was March 31, 2016. The reporting period ended January 31, 2017 for the High Yield Opportunities Fund was April 1, 2016 through January 31, 2017. Operations prior to April 15, 2016 were for the Predecessor High Yield Fund. Net assets and shares outstanding on April 15, 2016 were $705,808 and 64,250 for Original Shares and $37,954,151 and 3,463,606 for Institutional Shares, respectively, all of which were transferred into the Trust at NAV at the close of business on April 15, 2016.

The Financials Income Fund commenced operations on November 3, 2014, under the name “Angel Oak Flexible Income Fund.” On March 16, 2016, shareholders approved a change to the Fund’s fundamental investment policy on the concentration of investments. On December 16, 2018, the Fund’s name was changed to “Angel Oak Financials Income Fund,” and the Fund adopted a new investment policy pursuant to Rule 35d-1 under the 1940 Act, and made certain other changes to the Fund’s investment strategies. As a result, the Fund’s performance during periods prior to these dates may have differed had the Fund’s current investment policies and strategies been in place at those times.

Wholly-Owned Subsidiaries – As part of its investment strategy, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through its wholly owned and controlled subsidiaries, Hyperion Loan Funding Trust (“Hyperion”) and Titan Loan Funding Trust (“Titan”), each a statutory trust organized under the laws of the state of Delaware and incorporated on August 2, 2018. Hyperion and Titan act as investment vehicles in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion or Titan will vary over time and might not include all of the types of investments described above.

On July 31, 2021, investments in Hyperion and Titan represented 0.48% and 0.00% of the total net assets of the Multi-Strategy Income Fund, respectively.

The consolidated financial statements of the Multi-Strategy Income Fund include the investment activity and financial statements of Hyperion and Titan. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its respective subsidiaries, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Multi-Strategy Income Fund may also encompass its subsidiaries.

At July 31, 2021, investments held by Hyperion and Titan included whole loans, valued at $33,587,047 and $–, respectively. In addition, Hyperion and Titan held $3,943,117 and $1,000 in cash, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies”.

Securities Valuation and Fair Value Measurements: The Funds record their investments at fair value and are in accordance with fair valuation accounting standards. The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical securities

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

•	Level 2: other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•

Level 3: significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available) The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Adviser the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2021:

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$676,824,962	$–	$676,824,962
Collateralized Debt Obligations	–	48,164,460	–	48,164,460
Collateralized Loan Obligations	–	523,068,709	–	523,068,709
Commercial Mortgage-Backed Securities	–	107,359,259	–	107,359,259
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	566,561,847	–	566,561,847
Commercial Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	89,566,137	–	89,566,137
Common Stocks	15,012,614	–	–	15,012,614
Corporate Obligations	–	412,412,239	2,995,751	415,407,990
Investment Companies	179,224,490	–	–	179,224,490
Preferred Stocks	19,884,122	–	–	19,884,122
Residential Mortgage-Backed Securities	–	4,332,122,478	9,518	4,332,131,996
Residential Mortgage-Backed Securities – U.S. Government Credit Risk Transfer	–	255,514,121	–	255,514,121
Whole Loans	–	33,587,047	–	33,587,047
Short-Term Investments	228,502,815	–	–	228,502,815
Total	$442,624,041	$7,045,181,259	$3,005,269	$7,490,810,569
See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi-Strategy Income Fund	Balance as of 1/31/21	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/21
Corporate Obligations	$3,710,523	$(712,226)	$–	$(2,546)	$–	$–	$–	$–	$2,995,751
Residential Mortgage- Backed Securities	$9,518	$85,661	$–	$(85,661)	$–	$–	$–	$–	$9,518

The total change in unrealized appreciation (depreciation) included in the Consolidated Statements of Operations attributable to Level 3 investments still held at July 31, 2021 is $(88,207).

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Multi-Strategy Income Fund	Fair Value as of 7/31/21	Valuation Techniques	Unobservable Input	Range		Weighted Average Unobservable Input
Corporate Obligations	$1,312,200	Consensus Pricing	Third party	$9.72	*	N/A
Corporate Obligations	$1,683,551	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$841.78	*	N/A
Residential Mortgage-Backed Securities	$0	Model Valuation	Fundamentals, remittance history	$0.00	*	N/A
Residential Mortgage-Backed Securities	$9,518	Model Valuation	Value of the call rights and value of the collateral of the deal	$0.10-$0.95		$0.95

*	Each input presents information for one security and reflects the value as of July 31, 2021.

Financials Income Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$–	$8,458,489	$–	$8,458,489
Common Stocks	5,318,824	–	–	5,318,824
Corporate Obligations	–	130,602,938	1,683,551	132,286,489
Preferred Stocks	2,216,545	–	–	2,216,545
Short-Term Investments	5,794,378	–	–	5,794,378
Total	$13,329,747	$139,061,427	$1,683,551	$154,074,725

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Financials Income Fund	Balance as of 1/31/21	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/21
Corporate Obligations	$1,685,523	$–	$–	$(1,972)	$–	$–	$–	$–	$1,683,551

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at July 31, 2021 is $(1,972).

Financials Income Fund	Fair Value as of 7/31/21	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$1,683,551	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$841.78

*	Table presents information for one security, which is valued at $841.78 as of July 31, 2021.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

High Yield Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$–	$27,780	$27,780
Corporate Obligations	–	74,163,784	–	74,163,784
Short-Term Investments	731,512	–	–	731,512
Total	$731,512	$74,163,784	$27,780	$74,923,076

See the Schedule of Investments for further disaggregation of investment categories. For the period ended July 31, 2021, the High Yield Opportunities Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield Opportunities Fund	Balance as of 1/31/21	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/21
Common Stocks	$53,245	$ –	$ –	$(25,465)	$ –	$ –	$ –	$ –	$27,780

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at July 31, 2021 is $(25,465).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

High Yield Opportunities Fund	Fair Value as of 7/31/21	Valuation Techniques	Unobservable Input	Range/ Weighted Average Unobservable Input*
Common Stocks	$27,780	Broker Quote	Third party	$6.00

*	Table presents information for one security, which is valued at $6.00 as of July 31, 2021.

UltraShort Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$540,316,674	$–	$540,316,674
Collateralized Loan Obligations	–	155,495,460	–	155,495,460
Commercial Mortgage-Backed Securities	–	17,834,446	–	17,834,446
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	137,486,321	–	137,486,321
Commercial Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	620,844	–	620,844
Corporate Obligations	–	10,633,876	–	10,633,876
Residential Mortgage-Backed Securities	–	269,621,281	–	269,621,281
Residential Mortgage-Backed Securities – U.S. Government Agency	–	11,453,464	–	11,453,464
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	20,506,174	–	20,506,174
U.S. Treasury Notes	–	11,769,182	–	11,769,182
Short-Term Investments	146,527,039	69,997,802	–	216,524,841
Total	$146,527,039	$1,246,507,452	$–	$1,393,034,491
Other Financial Instruments
Assets
Futures Contracts*	$32,890	$–	$–	$32,890
Liabilities
Futures Contracts*	1,128,735	–	–	1,128,735
Total	$1,095,845	$–	$–	$1,095,845

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2021, the UltraShort Income Fund did not recognize any transfers to or from Level 3.

Core Impact Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$8,919,677	$–	$8,919,677
Commercial Mortgage-Backed Securities	–	1,934,636	–	1,934,636
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	7,122,204	–	7,122,204
Corporate Obligations	–	3,546,298	–	3,546,298
Residential Mortgage-Backed Securities	–	6,098,142	–	6,089,142
Residential Mortgage-Backed Securities – U.S. Government Agency	–	2,265,801	–	2,265,801
Short-Term Investments	1,404,263	–	–	1,404,263
Total	$1,404,263	$29,877,758	$–	$31,282,021

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2021, the Core Impact Fund did not recognize any transfers to or from Level 3.

Federal Income Taxes: The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2021, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Services and state departments of revenue.

Security Transactions and Income Recognition: Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Expenses: Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.

Dividends and Distributions: Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds. For the year ended January 31, 2021, there were no reclassifications.

Share Valuation: The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications: Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Cash and Cash Equivalents: Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks: Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”), and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Funds may invest could negatively impact the value of the Funds’ investments. To the extent the Funds focus their investments

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

in particular types of mortgage-backed or asset-backed securities, including CLOs, and whole loans, the Funds may be more susceptible to risk factors affecting such types of investments.

Subordinated Debt of Banks and Diversified Financial Companies: The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

Investment Company Securities: The Funds may invest in the securities of other investment companies, including exchange- traded funds (“ETFs”), closed-end funds and open-end (mutual) funds (also called underlying funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies.

High Yield Securities: The Funds may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.

Structured Products: The Funds may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Funds invest. In addition to the normal interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Common and Preferred Stocks: The Funds may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed- income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Futures Contracts: The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 3 for information on futures contract activity during the period ended July 31, 2021.

Trust Preferred Securities: The Funds may invest in trust preferred securities, or “TruPS,” which are securities that are typically issued by banks and other financial institutions that combine the features of corporate debt securities and preferred securities as well as certain features of equity securities. TruPS are typically issued in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Many TruPS are issued by trusts or other special purpose entities established by banks and other financial institutions and are not a direct obligation of those banks and other financial institutions. The TruPS market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. TruPS are typically issued with a final maturity date, although some (usually those of foreign issuers) are perpetual in nature. TruPS are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, TruPS typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the TruPS have not been made), TruPS are often deemed to be a close substitute for traditional preferred securities. TruPS also possess many of the typical characteristics of equity securities due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the issuer’s profitability as opposed to any legal claims to specific assets or cash flows.

NOTE 3. DERIVATIVE TRANSACTIONS

The following tables present a summary of the value of derivative instruments as of July 31, 2021, and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2021 for the UltraShort Income Fund.

UltraShort Income Fund
Derivatives	Type of Derivative Risk	Statement of Assets and Liabilities Location	Liabilities
Futures Contracts	Interest Rate	Deposit at broker for futures	$14,504

*	Deposit at brokers for futures on the Statements of Assets and Liabilities include the daily change in variation margin as of July 31, 2021.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2021, for the UltraShort Income Fund:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$ —

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	$(75,963)

For the UltraShort Income Fund the average monthly notional value of short futures contracts during the period ended July 31, 2021, was $(85,048,387).

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2021, the Funds were not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2021.

UltraShort Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts*	$14,504	$ –	$14,504	$ –	$14,504	$ –

*	Deposit at brokers for futures on the Statements of Assets and Liabilities include the daily change in variation margin as of July 31, 2021.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, UltraShort Income Fund, and Core Impact Fund are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89%, 0.89%, 0.55%, 0.44%, and 0.50% respectively, of the average daily net assets of the Fund.

The Adviser contractually agreed to waive or limit its fees and to assume other expenses of the Multi-Strategy Income Fund, the Financials Income Fund, the High Yield Opportunities Fund, UltraShort Income Fund, and the Core Impact Fund until May 31,

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

2022, so that the Total Annual Fund Operating Expenses of each Fund do not exceed 0.99%, 0.85%, 0.65%, 0.35% and 0.59%, respectively.

Effective December 1, 2016, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the total annual fund operating expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Financials Income Fund’s average daily net assets. Effective May 7, 2018, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.30% of the UltraShort Income Fund’s average daily net assets. These voluntary waivers are in addition to the contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time.

During the period ended July 31, 2021, the Adviser voluntarily waived $329,100 and $1,208,995 of the Financials Income Fund and UltraShort Income Fund’s expenses, respectively. Fees waived under these voluntary waivers are not subject to recoupment by the Adviser. These operating expense limitations do not apply to front-end sales loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”).

The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2021, the Adviser waived $91,891 of the High Yield Opportunities Fund’s expenses and $52,983 of the Core Impact Fund’s expenses. During the period ended July 31, 2021, the High Yield Opportunities Fund and UltraShort Income Fund had $81,031 and $20,922 of previously waived expenses expire, respectively. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statements of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2021, are included in the table below.

	Recoverable through 1/31/22	Recoverable through 1/31/23	Recoverable through 1/31/24	Recoverable through 1/31/25
Multi-Strategy Income Fund	$–	$–	$–	$–
Financials Income Fund	$–	$–	$–	$–
High Yield Opportunities Fund	$89,587	$166,530	$170,565	$91,891
UltraShort Income Fund	$–	$–	$–	$–
Core Impact Fund	$–	$–	$–	$52,983

In addition, the Adviser has contractually agreed through May 31, 2022 to waive the amount of the Multi-Strategy Income Fund’s management fee to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in underlying funds for which the Adviser also serves as investment adviser (affiliated investments). This contractual waiver is not subject to recoupment by the Adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. During the period ended July 31, 2021, the Adviser waived $382,285 of the Multi-Strategy Income Fund’s management fees of underlying Funds.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A and Class C shares, as applicable. The Distribution Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and at an annual rate of up to 1.00% of the average daily net assets of Class C shares. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of the Distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. The Distributor will remain the Fund’s principal underwriter at the close of the transaction subject to Board approval.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.

Certain officers, Trustees and shareholders of the Funds are also owners or employees of the Adviser.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended July 31, 2021, purchases and sales of investment securities, other than short-term investments and short- term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$2,195,600,128	$1,679,317,367
Financials Income Fund	$39,310,749	$29,184,288
High Yield Opportunities Fund	$18,984,595	$16,708,778
UltraShort Income Fund	$882,954,027	$496,118,906
Core Impact Fund	$29,747,541	$76,313

For the period ended July 31, 2021, there were $299,946,958 of long-term purchases and $177,890,199 of long-term sales of U.S. Government securities for the Multi-Strategy Income Fund. For the period ended July 31, 2021, there were $147,381,688 of long-term purchases and $48,023,147 of long-term sales of U.S. Government securities for the UltraShort Income Fund. For the period ended July 31, 2021, there were $9,321,016 of long-term purchases and $11,824 of long-term sales of U.S. Government securities for the Core Impact Fund. There were no long-term purchases or sales of U.S. Government securities for the Financials Income Fund or High Yield Opportunities Fund. These amounts are included in the aggregate purchases and sales of investment securities displayed in the table above.

During the period ended July 31, 2021, the Multi-Strategy Income Fund sold securities to a Fund within the Trust as well as to other affiliated funds sponsored by the Adviser, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $26,148,169. The Multi-Strategy Income Fund experienced a gain of $549,098 on the sale of these securities. During the period ended July 31, 2021, the Financials Income Fund purchased securities from an affiliated Fund, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $6,638,358. During the period ended July 31, 2021, the UltraShort Income Fund purchased securities from a Fund within the Trust as well as from an affiliated fund, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $23,385,622.

NOTE 6. TRANSACTIONS WITH AFFILIATES

The Funds’ transactions with affiliates represent purchases and sales of Investee Funds for which the respective purchasing and underlying Investee Fund have the same investment adviser.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 6. TRANSACTIONS WITH AFFILIATES – (continued)

The Multi-Strategy Income Fund had the following transactions during the period ended July 31, 2021, with affiliates:

					Period Ended July 31, 2021
Security Name	Value as of 2/1/21	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of 7/31/21	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Financials Income Fund	$45,248,915	$–	$–	$1,183,988	$46,432,903	5,147,772	$843,590	$–
High Yield Opportunities Fund	39,134,106	–	–	433,711	39,567,817	3,336,241	1,058,201	–
UltraShort Income Fund	78,159,032	–	(15,000,000)	(250,213)	63,018,989	6,258,092	454,922	110,170
Core Impact Fund	–	30,000,000	–	204,781	30,204,781	2,993,536	44,428	–
Total	$162,542,053	$30,000,000	$(15,000,000)	$1,572,267	$179,224,490	17,735,641	$2,401,141	$110,170

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2021, the Multi-Strategy Income Fund owned, as beneficial shareholder, 53% of the outstanding shares of High Yield Opportunities Fund, 30% of the outstanding shares of Financials Income Fund, and 99% of the outstanding shares of Core Impact Fund. At July 31, 2021, National Financial Services, LLC (“NFS”) and Charles Schwab (“Schwab”) owned, as record shareholders, 29% and 26% of the outstanding shares of UltraShort Income Fund. It is not known whether NFS or Schwab, or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2021, no shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund.

NOTE 8. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the year ended January 31, 2021 and January 31, 2020 were as follows:

	Multi-Strategy Income Fund		Financials Income Fund
	2021	2020	2021	2020
Distributions paid from:
Ordinary Income	284,445,850	361,224,652	7,380,213	9,339,703
Net Long-Term Capital Gain	–	–	–	–
Return of Capital	–	–	202,342	–
Total	284,445,850	361,224,652	7,582,555	9,339,703

	High Yield Opportunities Fund		UltraShort Income Fund
	2021	2020	2021	2020
Distributions paid from:
Ordinary Income	3,924,885	3,896,587	11,238,173	7,283,303
Net Long-Term Capital Gain	–	–	–	–
Total	3,924,885	3,896,587	11,238,173	7,283,303

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – (continued)

At January 31, 2021, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
Tax Cost of Investments	$6,768,188,744	$141,541,287	$71,227,280	$875,645,809
Unrealized Appreciation*	166,650,418	2,251,174	3,322,379	7,665,552
Unrealized Depreciation*	(195,359,493)	(1,839,999)	(1,939,047)	(740,490)
Net Unrealized Appreciation (Depreciation)*	$(28,709,075)	$411,175	$1,383,332	$6,925,062
Undistributed Ordinary Income	16,958,761	–	190,344	635,431
Undistributed Long-Term Gain (Loss)	–	–	–	–
Accumulated Gain (Loss)	$16,958,761	$–	$190,344	$635,431
Other Accumulated Gain (Loss)	(919,142,668)	(49,026,275)	(3,189,401)	(5,356,552)
Distributable Earnings (Accumulated Deficit)	$(930,892,982)	$(48,615,100)	$(1,615,725)	$2,203,941

*	Represents aggregated amounts of Funds’ investments, reverse repurchase agreements and futures.

The temporary differences between book basis and tax basis in the Funds are primarily attributable to wash sales, partnership adjustments, and amortization of callable bonds.

As of January 31, 2021, Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund had available for federal tax purposes an unused capital loss carryforward of $914,065,915, $48,814,944, $3,051,697, and $5,086,677, respectively, which is available for offset against future taxable net capital gains.

To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Multi-Strategy Income Fund	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
No expiration short-term	$448,961,900	$34,592,256	$1,589,061	$4,457,271
No expiration long-term	$465,104,015	$14,222,688	$1,462,636	$629,406
Total	$914,065,915	$48,814,944	$3,051,697	$5,086,677

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended January 31, 2021, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund did not defer any post-October losses.

NOTE 9. CREDIT AGREEMENTS

In August 2015, as amended August 12, 2020, the Multi-Strategy Income Fund entered into a $400 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in October 2021. Under the Facility, interest is charged a floating rate based on the 3-month LIBOR rate plus 1.60% and is payable on the last day of each interest period, which was 1.72% as of July 31, 2021. For the period ended July 31, 2021, the average principal balance and interest rate was approximately $200,000,000 and 1.86%, respectively. The Multi- Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.40% as of July 31, 2021. For the period ended July 31, 2021, these expense and commitment fees, amounted to $1,880,417 and is included in the Interest and Commissions expense line item that is reflected in the Consolidated Statements of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. For additional information, see the Consolidated Schedule of Investments. As of July 31, 2021, the outstanding principal balance under the Facility was $200 million. The amount of the maximum loan outstanding during the period was $200 million from February 1, 2021 through July 31, 2021.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 9. CREDIT AGREEMENTS – (continued)

U.S. Bank, N.A. has made available to the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, UltraShort Income Fund, and Core Impact Fund a $600,000,000 secured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on April 29, 2022, for the purposes of having cash available to satisfy redemption requests. Advances under the Facility would be limited to the lesser of $600,000,000 or 20% of the unencumbered assets of the Financials Income Fund, the UltraShort Income Fund, or the Core Impact Fund; or 15% of the unencumbered assets of the High Yield Opportunities Fund; or 10% of the unencumbered assets of the Multi-Strategy Income Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the one-month LIBOR, plus 1.75%, which was 1.84% as of July 31, 2021. During the period ended July 31, 2021, the Financials Income Fund borrowed under this arrangement; the average principal balance, interest rate, and maximum loan outstanding for the year were approximately $38,674, 1.88%, and $3,500,000 from July 14, 2021 through July 15, 2021, respectively. As of July 31, 2021, the Funds had no outstanding borrowings under this agreement.

NOTE 10. ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. The Adviser is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements.’ These regulatory changes may limit a Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. Management is currently assessing the potential impact of the new rule on the Funds’ financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2021 (Unaudited)

NOTE 11. COVID-19 RISK

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

NOTE 12. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the taxable year ended January 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable year ended January 31, 2021, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund paid qualified dividend income of 0.00%, 0.00%, 0.00% and 0.00%, respectively.

For the taxable year ended January 31, 2021, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, 0.00% and 0.00%, respectively.

For the taxable year ended January 31, 2021, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

For the taxable year ended January 31, 2021, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 77.49%, 89.66%, 94.79% and 100.00%, respectively.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0230.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the 1940 Act (the Liquidity Rule”). The board has designated the Adviser’s Risk Committee as the administrator of the Program (the “Administrator”). The Administrator conducts the day-to-day operation of the Program.

In accordance with the Program, the Funds’ liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments both during normal and reasonably foreseeable stressed conditions, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.

At a meeting of the Board held on March 23-24, 2021, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the fiscal year ended January 31, 2021. It was noted, among other items, that the Administrator concluded that the Administrator believes (i) the Program operated effectively to assess and manage each Fund’s liquidity risk and (ii) the Program has been adequately and effectively implemented to monitor and, as applicable, respond to the Funds’ liquidity developments. In addition, the report discussed notable events that impacted liquidity risk during the review period, including the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s liquidity risk and other principal risks to which an investment in the Fund may be subject.

5. Statement Regarding the Basis for the Approval of the Continuance of Investment Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at the virtual organizational meeting held on March 23, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Angel Oak Funds Trust (the “Trust”) considered and approved the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of the Angel Oak Core Impact Fund (the “Fund”), and Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”) for an initial two-year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the adoption of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to adopt the Investment Advisory Agreement between the Adviser and the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser and by the Fund’s administrator that provided the Board with information regarding the estimated fees and expenses of the Fund, as compared to other similar mutual funds.

Following their review and consideration, the Trustees determined that the Investment Advisory Agreement with respect to the Fund would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the projected profitability data and comparative fee and expense information prepared by Fund management. In considering the Investment Advisory Agreement with respect to the Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:

The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Angel Oak is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past to the existing series of the Trust, as well as the Angel Oak Strategic Credit Fund (a registered closed-end management investment company that is operated as an “interval fund”) and Angel Oak Financial Strategies Income Term Trust and Angel Oak Dynamic Financial Strategies Income Term Trust (each a closed-end management investment company listed on the New York Stock Exchange) (the “Existing Funds”), Angel Oak’s management capabilities demonstrated with respect to the Existing Funds, the professional qualifications and experience of each of the portfolio managers of the Fund, Angel Oak’s investment and management oversight processes, and the competitive investment performance of the Existing Funds. The Trustees also determined that Angel Oak proposed to provide investment advisory services that were of the same quality as services provided to the Existing Funds, and that these services are appropriate in scope and extent in light of the Fund’s proposed operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services to be provided by Angel Oak, the Trustees concluded that Angel Oak is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other comparable investment companies.

The investment performance of the Fund. The Trustees noted that the Fund had not yet commenced operations, and consequently, the Fund’s performance was not relevant to their considerations. The Board considered the past performance of the Existing Funds based on materials provided by Angel Oak and information obtained from an independent third-party data provider. The Board noted that the performance of the Existing Funds reflected positively on Angel Oak’s experience and ability to successfully implement the Fund’s strategies, and the Trustees observed that the portfolio management team for the Fund would include individuals currently responsible for the Existing Funds.

The cost of advisory services to be provided and the level of profitability. On the basis of comparative information derived from the expense data that was provided to the Board, the Trustees determined that the overall projected expense ratio of the Fund is generally higher than the median expense ratio for funds in its peer group. However, the Board noted that the quality of services provided by Angel Oak and the past performance of the Existing Funds demonstrated that the proposed advisory fees still offered an appropriate value for the Fund and its shareholders. The Trustees also noted that Angel Oak had proposed to contractually limit the Fund’s total operating expenses.

The Board also reviewed the fees that Angel Oak charges its other clients for discretionary portfolio management services, noting that Angel Oak has a variety of account types with different fee arrangements and that the Adviser does not manage any funds or accounts that are comparable to the Fund. The Trustees took into account the unique management requirements involved in managing a registered investment company as opposed to other types of client accounts.

The Board also focused on Angel Oak’s projected level of profitability with respect to the Fund and noted that Angel Oak’s expected level of profitability was acceptable and not unreasonable. Accordingly, on the basis of the Board’s review of the proposed fees to be charged by Angel Oak for the investment advisory and other services to be provided to the Fund by Angel Oak, and the estimated level of profitability from Angel Oak’s relationship with the Fund, the Board concluded that the proposed level of investment advisory fees and Angel Oak’s projected profitability were appropriate in light of the investment advisory fees, overall expense ratios and investment performance of comparable investment companies and the historical profitability of the relationship between the Existing Funds and Angel Oak. The Trustees considered the profitability of Angel Oak both before and after the impact of the marketing-related expenses that Angel Oak expected to incur out of its own resources in connection with its management of the Fund.

The extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee reflects possible economies of scale. Although it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it will not be subject to investment advisory fee breakpoints, the Trustees concluded that the Fund’s proposed investment advisory fee is appropriate and appropriately reflects the current economic environment for Angel Oak and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment advisory fee payable to Angel Oak with respect to the Fund, in the future, at which time the implementation of fee breakpoints on the Fund could be considered.

Benefits to Angel Oak from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that will be derived by Angel Oak from its relationship with the Fund are reasonable and fair and consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations. In approving the Investment Advisory Agreement, the Trustees determined that Angel Oak has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that Angel Oak has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Angel Oak, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.

Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to the Fund in order to consider the approval of the Investment Advisory Agreement. It was noted that, in making their determinations, the Trustees had considered and relied upon the materials provided to them for use at the Meeting with respect to the proposed contract and the presentation of the representatives of Angel Oak. In reaching their conclusion with respect to the approval of the Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling; rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Angel Oak to the Existing Funds, and they found that these services will benefit the Fund and its shareholders and also reflected management’s overall commitment to the growth and development of the Fund.

6. Compensation of Trustees

Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not disclosed in this report) receives an annual retainer of $58,000, (pro-rated for any periods less than one year), paid quarterly as well as $12,000 for attending each regularly scheduled meeting in person in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chairman receives additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

7. Trustees and Officers

The business of each Fund is managed under the direction of the Board. The Board formulates the general policies of each Fund and meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Funds’. The Trustees are fiduciaries for each Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees(2)
Ira P. Cohen 1959	Independent Trustee, Chairman	Trustee since 2014, Chairman since 2017; indefinite terms	Executive Vice President, Recognos Financial (investment industry data analysis provider) (2015-2021); Independent financial services consultant (since 2005).	9

Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Credit Fund (since 2017); Trustee, Griffin Institutional Access Real Estate Access Fund (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Trustee,

U.S. Fixed Income Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2014; indefinite term	Retired.	9

Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019);

Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Keith M. Schappert 1951	Independent Trustee	Since 2014; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	9

Trustee, Mirae Asset Discovery Funds (since 2010);

Director, Commonfund Capital, Inc. (since 2015); Director, The Commonfund (since 2012); Director, Calamos Asset Management, Inc. (2012 – 2017);

Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014).	9	Trustee, Valued Advisors Trust (since 2013, Chairperson since 2017); Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Interested Trustees
Sreeniwas (Sreeni) V. Prabhu 1974	Interested Trustee	Since 2015; indefinite term	Managing Partner Co-CEO, Group Chief Investment Officer, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	9	Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).
Samuel R. Dunlap, III 1979	Interested Trustee	Since 2019; indefinite term	Chief Investment Officer-Public Strategies, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	8	Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

(1)

The Fund Complex includes each series of the Trust, Angel Oak Strategic Credit Fund, Angel Oak Financial Strategies Income Term Trust, Angel Oak Dynamic Financial Strategies Income Term Trust, and Angel Oak Credit Opportunities Term Trust.

(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Dory S. Black, Esq. 1975	President	Since 2015; indefinite term	General Counsel, Angel Oak Companies (since 2014).
Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015);Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (since 2015); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (since 2016); Chief Compliance Officer of Falcons I, LLC (since 2018); Chief Compliance Officer, Hawks I, LLC (since 2018); Chief Compliance Officer, Angel Oak Commercial Real Estate Solutions (since 2021); Chief Compliance Officer, Angel Oak Strategic Credit Fund (since 2017); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (since 2018); Chief Compliance Officer, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Chief Compliance Officer, Angel Oak Credit Opportunities Fund (since 2021).
John Hsu 1965	Secretary	Since 2020; indefinite term	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2020), Head of Treasury Strategies, Angel Oak Capital Advisors, LLC (since 2018), Head of Capital Markets, Angel Oak Capital Advisors, LLC (2014-2018).
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 220

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

SAR-AOFT

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title) *	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	9/22/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	9/22/2021

By (Signature and Title) *	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	9/22/2021

* Print the name and title of each signing officer under his or her signature

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